                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549



                                   FORM N-Q


            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                 Investment Company Act file number 811-07076


                          Wilshire Mutual Funds, Inc.
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


                                 c/o PFPC Inc.
                                 760 Moore Rd.
                           King of Prussia, PA 19406
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                                 David Lebisky
                                 c/o PFPC Inc.
                                 760 Moore Rd.
                           King of Prussia, PA 19406
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 610-382-8667


Date of fiscal year end: December 31


Date of reporting period: March 31, 2006


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

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WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
COMMON STOCK - 99.7%
Consumer Discretionary - 13.3%
     28,069     Amazon.Com, Inc.+ ................... $   1,024,799
     16,522     American Eagle Outfitters ...........       493,347
    143,856     Apollo Group, Inc., Class A+.........     7,553,879
     20,200     Autoliv, Inc. .......................     1,142,916
     86,800     Autonation, Inc.+ ...................     1,870,540
      8,600     Best Buy Co., Inc. ..................       480,998
      6,600     Bob Evans Farms, Inc. ...............       196,086
      9,042     Borders Group, Inc. .................       228,220
     27,700     Brinker International, Inc. .........     1,170,325
     30,549     CBS Corp., Class B ..................       732,565
     28,900     Choice Hotels International, Inc. ...     1,323,042
     76,666     Circuit City Stores, Inc. ...........     1,876,784
      3,975     CKX, Inc.+ ..........................        51,953
     26,000     Claire's Stores, Inc. ...............       944,060
     31,500     Clear Channel Communications, Inc. ..       913,815
     62,900     Coach, Inc.+ ........................     2,175,082
     27,400     Comcast Corp., Class A+ .............       716,784
     49,900     Darden Restaurants, Inc. ............     2,047,397
     22,853     Dollar Tree Stores, Inc.+ ...........       632,343
     11,500     Furniture Brands
                International, Inc. .................       281,865
      3,539     Getty Images, Inc.+ .................       265,000
      4,800     Harman International
                Industries, Inc. ....................       533,424
     13,600     Hasbro, Inc. ........................       286,960
     18,600     Home Depot, Inc. ....................       786,780
    250,000     International Game Technology .......     8,805,000
        100     ITT Educational Services, Inc.+ .....         6,405
     20,600     Johnson Controls, Inc. ..............     1,564,158
      5,728     Liberty Global, Inc., Class A+ ......       117,252
    200,100     Liberty Media Corp., Class A+ .......     1,642,821
     13,200     Marriott International, Inc.,
                Class A .............................       905,520

   Shares                                                 Value
-----------                                           -------------
Consumer Discretionary (continued)
     18,600     McGraw-Hill Cos., Inc. (The) ........ $   1,071,732
      6,100     Men's Wearhouse, Inc. (The) .........       219,234
    182,500     MGM Mirage+ .........................     7,863,925
      6,000     Nordstrom, Inc. .....................       235,080
     38,807     Office Depot, Inc.+ .................     1,445,173
     47,553     OfficeMax, Inc. .....................     1,434,674
     27,800     Payless Shoesource, Inc.+ ...........       636,342
     11,871     RadioShack Corp. ....................       228,279
    418,000     Staples, Inc. .......................    10,667,360
      6,800     Starbucks Corp.+ ....................       255,952
    126,200     Time Warner, Inc. ...................     2,118,898
     13,400     TJX Cos., Inc. ......................       332,588
     12,200     Univision Communications,
                Inc., Class A+ ......................       420,534
     25,849     Viacom, Inc., Class B+ ..............     1,002,941
     51,400     Walt Disney Co. (The) ...............     1,433,546
    118,400     Weight Watchers
                International, Inc. .................     6,085,760
     12,400     Whirlpool Corp. .....................     1,134,228
    286,000     XM Satellite Radio Holdings,
                Inc., Class A+ ......................     6,369,220
     17,700     Yum! Brands, Inc. ...................       864,822
                                                      -------------
                                                         84,590,408
                                                      -------------
Consumer Staples - 9.5%
     27,400     Altria Group, Inc. ..................     1,941,564
      4,073     Anheuser-Busch Cos., Inc. ...........       174,202
     54,300     Archer-Daniels-Midland Co............     1,827,195
     58,800     Coca-Cola Co. (The) .................     2,461,956
      9,500     Colgate-Palmolive Co. ...............       542,450
     18,800     Costco Wholesale Corp. ..............     1,018,208
     32,566     CVS Corp. ...........................       972,746
     30,400     Dean Foods Co.+ .....................     1,180,432
     38,872     Energizer Holdings, Inc.+ ...........     2,060,216
      2,200     Estee Lauder Cos., Inc., Class
                A (The) .............................        81,818
     24,500     Kroger Co. (The)+ ...................       498,820

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Consumer Staples (continued)
     57,300     PepsiCo, Inc. ....................... $   3,311,367
    338,385     Procter & Gamble Co. ................    19,497,744
     19,000     Safeway, Inc. .......................       477,280
      1,008     Spectrum Brands, Inc.+ ..............        21,894
     44,500     Supervalu, Inc. .....................     1,371,490
     34,811     Tyson Foods, Inc., Class A ..........       478,303
    233,650     Walgreen Co. ........................    10,077,324
    261,849     Wal-Mart Stores, Inc. ...............    12,369,747
                                                      -------------
                                                         60,364,756
                                                      -------------
Energy - 2.4%
      3,455     Amerada Hess Corp. ..................       491,992
      7,900     Anadarko Petroleum Corp. ............       797,979
      1,500     Apache Corp. ........................        98,265
      8,300     Burlington Resources, Inc. ..........       762,853
     19,438     ConocoPhillips ......................     1,227,510
        752     Denbury Resources, Inc.+ ............        23,816
     15,300     Devon Energy Corp. ..................       935,901
      9,165     Diamond Offshore Drilling, Inc. .....       820,268
     58,700     EOG Resources, Inc. .................     4,226,400
     13,200     Helmerich & Payne, Inc. .............       921,624
     10,977     Marathon Oil Corp. ..................       836,118
     13,900     Schlumberger, Ltd. ..................     1,759,323
     27,904     Sunoco, Inc. ........................     2,164,513
      1,344     Valero Energy Corp. .................        80,344
      2,500     XTO Energy, Inc. ....................       108,925
                                                      -------------
                                                         15,255,831
                                                      -------------
Financials - 9.0%
      6,198     Affiliated Managers Group+...........       660,769
     13,200     American Express Co. ................       693,660
     83,421     AmeriCredit Corp.+ ..................     2,563,527
      4,600     Ameriprise Financial, Inc. ..........       207,276
      9,246     Bank of America Corp. ...............       421,063
      4,600     Bank of Hawaii Corp. ................       245,226
      5,083     Blackrock, Inc., New York,
                Class A .............................       711,620

   Shares                                                 Value
-----------                                           -------------
Financials (continued)
      6,532     CB Richard Ellis Group, Inc.,
                Class A+ ............................ $     527,132
    118,400     Charles Schwab Corp. (The)...........     2,037,664
     24,300     Chicago Mercantile
                Exchange Holdings, Inc. .............    10,874,250
     34,400     Commerce Bancorp, Inc. ..............     1,260,760
      3,284     Eaton Vance Corp. ...................        89,916
     25,779     Fannie Mae ..........................     1,325,041
     20,965     Federated Investors, Inc.,
                Class B .............................       818,683
     32,470     Fidelity National Financial,
                Inc. ................................     1,153,659
      6,737     Fidelity National Title
                Group, Inc., Class A ................       153,401
      9,800     Freddie Mac .........................       597,800
        300     General Growth Properties, Inc. .....        14,661
      1,083     Goldman Sachs Group, Inc.............       169,988
     12,779     Hartford Financial Services
                Group, Inc. .........................     1,029,348
     15,804     HCC Insurance Holdings, Inc. ........       549,979
          1     Hudson City Bancorp, Inc. ...........            13
      9,760     iStar Financial, Inc. ...............       373,613
      5,900     Kimco Realty Corp. ..................       239,776
     11,072     Legg Mason, Inc. ....................     1,387,654
     19,200     Loews Corp. .........................     1,943,040
     30,915     MBIA, Inc. ..........................     1,858,919
      5,900     Merrill Lynch & Co., Inc. ...........       464,684
    211,406     Moody's Corp. .......................    15,107,073
      1,459     Nationwide Financial
                Services, Class A ...................        62,766
      6,900     New Century Financial Corp...........       317,538
     19,502     Progressive Corp. (The) .............     2,033,279
      7,800     Prologis ............................       417,300
      3,700     Radian Group, Inc. ..................       222,925
     24,809     SEI Investments Co. .................     1,005,509
      4,129     T. Rowe Price Group, Inc. ...........       322,929
    109,961     TD Ameritrade Holding Corp.+ ........     2,294,886

                    See Notes to Statements of Investments.

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[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Financials (continued)
     57,658     UnumProvident Corp. ................. $   1,180,836
     25,800     WR Berkley Corp. ....................     1,497,948
                                                      -------------
                                                         56,836,111
                                                      -------------
Health Care - 18.1%
     66,186     Abbott Laboratories .................     2,810,919
     94,412     Aetna, Inc. .........................     4,639,406
    116,930     Allergan, Inc. ......................    12,686,905
     40,100     AmerisourceBergen Corp. .............     1,935,627
     92,255     Amgen, Inc.+ ........................     6,711,551
     14,200     Applera Corp. - Applied
                Biosystems Group ....................       385,388
      4,500     Barr Pharmaceuticals, Inc.+ .........       283,410
     19,500     Becton Dickinson & Co. ..............     1,200,810
     13,300     Biogen Idec, Inc.+ ..................       626,430
      8,413     Biomet, Inc. ........................       298,830
     15,391     Cardinal Health, Inc. ...............     1,146,937
     19,699     Caremark Rx, Inc.+ ..................       968,797
      2,160     Chiron Corp.+ .......................        98,950
     13,457     Cigna Corp. .........................     1,757,753
     31,400     Eli Lilly & Co. .....................     1,736,420
      7,100     Endo Pharmaceuticals
                Holdings, Inc.+ .....................       232,951
     22,100     Express Scripts, Inc.+ ..............     1,942,590
     24,028     Fisher Scientific
                International, Inc.+ ................     1,635,105
     11,141     Forest Laboratories, Inc.+ ..........       497,223
    181,002     Genentech, Inc.+ ....................    15,296,479
     38,100     Genzyme Corp.+ ......................     2,561,082
     22,342     Gilead Sciences, Inc.+ ..............     1,390,119
     18,000     Guidant Corp. .......................     1,405,080
     14,695     Health Net, Inc.+ ...................       746,800
     21,781     Hospira, Inc.+ ......................       859,478
     47,072     Humana, Inc.+ .......................     2,478,341
        550     ImClone Systems, Inc.+ ..............        18,711
     42,300     IMS Health, Inc. ....................     1,090,071
    182,528     Johnson & Johnson ...................    10,809,308
     19,237     Kos Pharmaceuticals, Inc.+ ..........       918,951
     12,105     Lincare Holdings, Inc.+ .............       471,611

   Shares                                                 Value
-----------                                           -------------
Health Care (continued)
     38,400     McKesson Corp. ...................... $   2,001,792
     17,799     Medco Health Solutions, Inc.+ .......     1,018,459
     62,940     Medtronic, Inc. .....................     3,194,205
     54,600     Merck & Co., Inc. ...................     1,923,558
        800     Mylan Laboratories, Inc. ............        18,720
     73,127     Pfizer, Inc. ........................     1,822,325
     22,170     Pharmaceutical Product
                Development, Inc. ...................       767,304
      3,000     Quest Diagnostics, Inc. .............       153,900
        100     Respironics, Inc.+ ..................         3,891
     53,700     St. Jude Medical, Inc.+ .............     2,201,700
      8,000     Stryker Corp. .......................       354,720
      8,869     Techne Corp.+ .......................       533,382
    199,671     UnitedHealth Group, Inc. ............    11,153,622
     49,000     Wyeth ...............................     2,377,480
    113,500     Zimmer Holdings, Inc.+ ..............     7,672,600
                                                      -------------
                                                        114,839,691
                                                      -------------
Industrials - 12.4%
     41,650     3M Co. ..............................     3,152,488
     10,900     Alliant Techsystems, Inc.+ ..........       841,153
     16,049     Allied Waste Industries, Inc.+ ......       196,440
     29,709     American Standard Cos., Inc. ........     1,273,328
      4,572     Avery Dennison Corp. ................       267,371
     48,100     Boeing Co. ..........................     3,748,433
     23,052     Burlington Northern Santa
                Fe Corp. ............................     1,920,923
     33,100     Caterpillar, Inc. ...................     2,376,911
     12,873     Cendant Corp. .......................       223,347
     22,486     CH Robinson Worldwide, Inc. .........     1,103,838
     15,251     CNF, Inc. ...........................       761,635
      4,300     Corporate Executive Board Co. .......       433,870
     31,200     Emerson Electric Co. ................     2,609,256
      4,600     Equifax, Inc. .......................       171,304

                    See Notes to Statements of Investments.

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[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Industrials (continued)
    128,342     Expeditors International
                Washington, Inc. .................... $  11,087,465
      3,100     Fastenal Co. ........................       146,754
     20,480     FedEx Corp. .........................     2,313,011
    240,893     General Electric Co. ................     8,378,259
      1,500     HNI Corp. ...........................        88,500
     52,200     Honeywell International, Inc. .......     2,232,594
     87,500     Hunt (JB) Transport Services,
                Inc. ................................     1,884,750
      3,900     Illinois Tool Works, Inc. ...........       375,609
     26,400     Laidlaw International, Inc. .........       718,080
     22,900     Lockheed Martin Corp. ...............     1,720,477
     56,602     Navistar International Corp.+........     1,561,083
     35,800     Norfolk Southern Corp. ..............     1,935,706
     27,300     Northrop Grumman Corp. ..............     1,864,317
      2,500     Parker Hannifin Corp. ...............       201,525
      7,500     Pitney Bowes, Inc. ..................       321,975
     23,000     Precision Castparts Corp. ...........     1,366,200
      9,900     Republic Services, Inc. .............       420,849
      6,000     Rockwell Collins, Inc. ..............       338,100
        145     Ryder System, Inc. ..................         6,493
     74,882     Southwest Airlines Co. ..............     1,347,127
      9,000     Swift Transportation Co., Inc.+ .....       195,570
      7,240     Terex Corp.+ ........................       573,698
     22,951     Textron, Inc. .......................     2,143,394
      1,310     Thomas & Betts Corp.+ ...............        67,308
     60,804     Timken Co. ..........................     1,962,145
      3,900     Toro Co. ............................       186,225
    181,435     United Parcel Service, Inc.,
                Class B .............................    14,402,310
      8,800     United Rentals, Inc.+ ...............       303,600
      2,500     United Technologies Corp. ...........       144,925
      7,210     WW Grainger, Inc. ...................       543,273
     26,491     YRC Worldwide, Inc.+ ................     1,008,247
                                                      -------------
                                                         78,919,866
                                                      -------------

   Shares                                                 Value
-----------                                           -------------
Information Technology - 30.6%
      6,976     Adobe Systems, Inc.+ ................ $     243,602
      4,600     Advanced Micro Devices, Inc.+ .......       152,536
     18,997     Agere Systems, Inc.+ ................       285,715
     11,800     Agilent Technologies, Inc.+ .........       443,090
      1,201     Akamai Technologies, Inc.+...........        39,501
      8,669     Alliance Data Systems Corp.+ ........       405,449
      7,300     Altera Corp.+ .......................       150,672
      6,886     Amphenol Corp., Class A .............       359,311
     38,916     Analog Devices, Inc. ................     1,490,094
     23,197     Apple Computer, Inc.+ ...............     1,454,916
      4,550     Applied Materials, Inc. .............        79,670
      1,100     Arrow Electronics, Inc.+ ............        35,497
     69,088     Autodesk, Inc.+ .....................     2,661,270
     14,528     Automatic Data Processing, Inc. .....       663,639
     39,400     Avnet, Inc.+ ........................       999,972
      8,100     Broadcom Corp., Class A+ ............       349,596
     71,800     Cadence Design Systems, Inc.+ .......     1,327,582
     35,144     Checkfree Corp.+ ....................     1,774,772
    596,107     Cisco Systems, Inc.+ ................    12,917,639
     20,002     Citrix Systems, Inc.+ ...............       758,076
     33,072     Cognizant Technology Solutions
                Corp., Class A+ .....................     1,967,453
    123,553     Corning, Inc.+ ......................     3,324,811
      3,080     Cree, Inc.+ .........................       101,055
     44,611     Dell, Inc.+ .........................     1,327,623
      3,358     Diebold, Inc. .......................       138,014
    256,063     eBay, Inc.+ .........................    10,001,821
     31,390     EMC Corp.+ ..........................       427,846
     17,100     Fair Isaac Corp. ....................       677,502
    243,700     First Data Corp. ....................    11,410,034
     71,103     Freescale Semiconductor,
                Inc., Class B+ ......................     1,974,530
     49,200     Global Payments, Inc. ...............     2,608,092
     35,593     Google, Inc., Class A+ ..............    13,881,270
     55,900     Hewlett-Packard Co. .................     1,839,110

                    See Notes to Statements of Investments.

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Information Technology (continued)
    309,120     Intel Corp. ......................... $   5,981,472
     48,117     International Business
                Machines Corp. ......................     3,968,209
        731     International Rectifier Corp.+ ......        30,285
    175,095     Intuit, Inc.+ .......................     9,313,303
     64,264     Jabil Circuit, Inc.+ ................     2,754,355
     20,085     Juniper Networks, Inc.+ .............       384,025
      3,100     KLA-Tencor Corp. ....................       149,916
     21,500     Linear Technology Corp. .............       754,220
    339,200     Lucent Technologies, Inc.+ ..........     1,034,560
      4,458     Maxim Integrated Products, Inc. .....       165,615
     33,892     McAfee, Inc.+ .......................       824,592
     22,300     MEMC Electronic Materials, Inc.+ ....       823,316
      4,877     Microchip Technology, Inc............       177,035
    132,500     Micron Technology, Inc.+ ............     1,950,400
    867,766     Microsoft Corp. .....................    23,611,913
    157,500     NAVTEQ Corp.+ .......................     7,977,375
      6,268     Network Appliance, Inc.+ ............       225,836
      1,337     Nvidia Corp.+ .......................        76,557
    221,824     Paychex, Inc. .......................     9,241,188
    407,390     Qualcomm, Inc. ......................    20,618,008
     20,400     Red Hat, Inc.+ ......................       570,792
      1,700     Sabre Holdings Corp., Class A .......        40,001
    164,941     SanDisk Corp.+ ......................     9,487,406
      7,070     Sanmina-SCI Corp.+ ..................        28,987
    240,000     Seagate Technology+ .................     6,319,200
     22,000     Symantec Corp.+ .....................       370,260
         25     Symbol Technologies, Inc. ...........           264
     10,100     Synopsys, Inc.+ .....................       225,735
     26,766     Tech Data Corp.+ ....................       987,933
    141,418     Texas Instruments, Inc. .............     4,591,842
     16,230     Unisys Corp.+ .......................       111,825
     37,140     VeriSign, Inc.+ .....................       890,989
    102,453     Western Digital Corp.+ ..............     1,990,662
     14,200     Xilinx, Inc. ........................       361,532

   Shares                                                 Value
-----------                                           -------------
Information Technology (continued)
     73,260     Yahoo!, Inc.+ ....................... $   2,363,368
                                                      -------------
                                                        194,674,736
                                                      -------------
Materials - 2.3%
     16,896     Cabot Corp. .........................       574,295
     20,587     FMC Corp. ...........................     1,275,982
     24,684     International Flavors &
                Fragrances, Inc. ....................       847,155
     28,500     Monsanto Co. ........................     2,415,375
      1,900     Nucor Corp. .........................       199,101
     17,169     Owens-Illinois, Inc.+ ...............       298,226
        200     Pactiv Corp.+ .......................         4,908
    157,500     Praxair, Inc. .......................     8,686,125
      4,100     Southern Copper Corp. ...............       346,368
      4,500     Valspar Corp. .......................       125,415
                                                      -------------
                                                         14,772,950
                                                      -------------
Telecommunication Services - 1.6%
     24,500     CenturyTel, Inc. ....................       958,440
    158,504     Qwest Communications
                International, Inc.+ ................     1,077,827
    319,700     Sprint Nextel Corp. .................     8,261,048
                                                      -------------
                                                         10,297,315
                                                      -------------
Utilities - 0.5%
     44,800     PG&E Corp. ..........................     1,742,720
     36,997     TXU Corp. ...........................     1,655,986
                                                      -------------
                                                          3,398,706
                                                      -------------
Total Investments - 99.7%
(Cost $511,170,337)                                     633,950,370
Other Assets & Liabilities, Net - 0.3%                    2,101,947
                                                      -------------
NET ASSETS - 100.0%                                    $636,052,317
                                                      =============

                    See Notes to Statements of Investments.

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[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

     FUTURES CONTRACTS - LONG POSITIONS

 Number of                                             Unrealized
 Contracts                                            Depreciation
-----------                                           -------------
                CME E-Mini S&P 500, Expires June
12              2006                                  $      (3,570)
                                                      =============

----------
+    Non-income producing security.

                    See Notes to Statements of Investments.

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
COMMON STOCK - 98.3%
Consumer Discretionary - 8.1%
      1,300     American Axle &
                Manufacturing Holdings, Inc. ........ $      22,269
        800     American Eagle Outfitters ...........        23,888
        700     Apollo Group, Inc., Class A+.........        36,757
      3,375     Autozone, Inc.+ .....................       336,454
      1,300     BorgWarner, Inc. ....................        78,052
      1,100     Brinker International, Inc. .........        46,475
      7,227     CBS Corp., Class B ..................       173,303
      1,800     Clear Channel Communications, Inc. ..        52,218
      6,700     Comcast Corp., Class A+ .............       175,272
      1,900     Cooper Tire & Rubber Co. ............        27,246
      4,804     Ford Motor Co. ......................        38,240
      1,800     Gap, Inc. (The) .....................        33,624
     10,700     Interpublic Group of Cos., Inc.+ ....       102,292
      9,098     Johnson Controls, Inc. ..............       690,811
      1,200     Jones Apparel Group, Inc. ...........        42,444
      1,400     Lear Corp. ..........................        24,822
        338     Liberty Global, Inc., Class A+ ......         6,919
      5,200     Limited Brands, Inc. ................       127,192
         50     Live Nation, Inc.+ ..................           992
      5,575     Magna International, Inc.,
                Class A .............................       421,972
      3,100     Mattel, Inc. ........................        56,203
      6,905     McDonald's Corp. ....................       237,256
      1,100     Newell Rubbermaid, Inc. .............        27,709
      6,100     Office Depot, Inc.+ .................       227,164
      3,014     OfficeMax, Inc. .....................        90,932
      1,800     Target Corp. ........................        93,618
     36,307     Time Warner, Inc. ...................       609,594
     21,350     TJX Cos., Inc. ......................       529,907
        950     Toyota Motor Corp. ADR ..............       103,455
        600     VF Corp. ............................        34,140
      4,727     Viacom, Inc., Class B+ ..............       183,408
      2,500     Walt Disney Co. (The) ...............        69,725

   Shares                                                 Value
-----------                                           -------------
Consumer Discretionary (continued)
      8,900     Whirlpool Corp. ..................... $     814,083
                                                      -------------
                                                          5,538,436
                                                      -------------
Consumer Staples - 4.2%
      5,324     Altria Group, Inc. ..................       377,259
      2,800     Brown-Forman Corp., Class B .........       215,516
      2,100     Clorox Co. ..........................       125,685
      4,700     Coca-Cola Co. (The) .................       196,789
      5,800     ConAgra Foods, Inc. .................       124,468
      2,600     General Mills, Inc. .................       131,768
     10,900     Kimberly-Clark Corp. ................       630,020
      7,400     Kroger Co. (The)+ ...................       150,664
        600     Loews Corp. - Carolina Group ........        28,362
      1,100     PepsiCo, Inc. .......................        63,569
      1,700     Procter & Gamble Co. ................        97,954
        608     Reynolds American, Inc. .............        64,144
      3,900     Safeway, Inc. .......................        97,968
     13,450     Sara Lee Corp. ......................       240,486
        900     Spectrum Brands, Inc.+ ..............        19,548
      3,400     Supervalu, Inc. .....................       104,788
      1,000     Tyson Foods, Inc., Class A ..........        13,740
        600     Unilever NV .........................        41,532
      2,600     UST, Inc. ...........................       108,160
                                                      -------------
                                                          2,832,420
                                                      -------------
Energy - 10.8%
      3,300     Amerada Hess Corp. ..................       469,920
        400     Apache Corp. ........................        26,204
      7,700     BP PLC ADR ..........................       530,838
      1,300     Burlington Resources, Inc. ..........       119,483
     19,878     Chevron Corp. .......................     1,152,328
     15,950     ConocoPhillips ......................     1,007,242
      4,178     Devon Energy Corp. ..................       255,568
      2,100     Diamond Offshore Drilling, Inc. .....       187,950
      5,278     EOG Resources, Inc. .................       380,016
     37,824     Exxon Mobil Corp. ...................     2,301,969

                    See Notes to Statements of Investments.

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Energy (continued)
      1,323     Forest Oil Corp.+ ................... $      49,189
      2,500     GlobalSantaFe Corp. .................       151,875
      4,506     Marathon Oil Corp. ..................       343,222
      1,051     Mariner Energy, Inc.+ ...............        21,556
      1,300     Occidental Petroleum Corp............       120,445
      2,700     Rowan Cos., Inc. ....................       118,692
        800     Total SA ADR ........................       105,384
         76     Valero Energy Corp. .................         4,543
                                                      -------------
                                                          7,346,424
                                                      -------------
Financials - 39.6%
      1,800     ACE, Ltd. ...........................        93,618
        300     Affiliated Managers Group+...........        31,983
     15,650     Allstate Corp. (The) ................       815,522
      8,974     American Financial Group, Inc. ......       373,408
      7,070     American International
                Group, Inc. .........................       467,256
      3,118     AmeriCredit Corp.+ ..................        95,816
     16,462     Annaly Mortgage Management, Inc. ....       199,849
     10,325     AON Corp. ...........................       428,591
     46,796     Bank of America Corp. ...............     2,131,090
      1,400     BB&T Corp. ..........................        54,880
      1,300     Bear Stearns Cos., Inc. (The) .......       180,310
      1,690     Blackrock, Inc., New York,
                Class A .............................       236,600
        100     Boston Properties, Inc. .............         9,325
        600     Charles Schwab Corp. (The)...........        10,326
        800     Chicago Mercantile Exchange
                Holdings, Inc. ......................       358,000
      1,700     Chubb Corp. .........................       162,248
     55,775     Citigroup, Inc. .....................     2,634,811
        700     City National Corp. .................        53,753
      8,200     Comerica, Inc. ......................       475,354
     13,600     Commerce Bancorp, Inc. ..............       498,440
      2,800     Conseco, Inc.+ ......................        69,496
        762     E*Trade Financial Corp.+ ............        20,559

   Shares                                                 Value
-----------                                           -------------
Financials (continued)
        900     Equity Office Properties Trust ...... $      30,222
     19,150     Fannie Mae ..........................       984,310
     16,539     Fidelity National Financial, Inc. ...       587,631
        726     Fidelity National Title
                Group, Inc., Class A ................        16,531
      5,701     Fifth Third Bancorp .................       224,391
      1,500     Franklin Resources, Inc. ............       141,360
     15,600     Freddie Mac .........................       951,600
      4,800     Genworth Financial, Inc., Class A ...       160,464
        900     Golden West Financial Corp. .........        61,110
      5,700     Goldman Sachs Group, Inc.............       894,672
      2,600     Hartford Financial Services
                Group, Inc. .........................       209,430
        350     HCC Insurance Holdings, Inc. ........        12,180
         50     HRPT Properties Trust ...............           587
      4,400     Huntington Bancshares, Inc...........       106,172
        981     Investors Financial Services
                Corp. ...............................        45,979
        700     iStar Financial, Inc. ...............        26,796
     26,596     JPMorgan Chase & Co. ................     1,107,457
      4,100     Keycorp .............................       150,880
      5,693     Lehman Brothers Holdings, Inc. ......       822,809
        800     Loews Corp. .........................        80,960
      1,850     MBIA, Inc. ..........................       111,241
      3,800     Mellon Financial Corp. ..............       135,280
      7,200     Merrill Lynch & Co., Inc. ...........       567,072
     27,150     Metlife, Inc. .......................     1,313,246
        100     Moody's Corp. .......................         7,146
     17,625     Morgan Stanley ......................     1,107,203
     15,306     National City Corp. .................       534,179
      1,100     Nationwide Financial
                Services, Class A ...................        47,322
      5,352     North Fork Bancorporation, Inc. .....       154,298

                    See Notes to Statements of Investments.

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Financials (continued)
        400     Northern Trust Corp. ................ $      21,000
      3,600     Old Republic International Corp. ....        78,552
      2,200     PMI Group, Inc. (The) ...............       101,024
      1,100     PNC Financial Services
                Group, Inc. .........................        74,041
      5,700     Prologis ............................       304,950
      2,900     Prudential Financial, Inc. ..........       219,849
      4,500     Regions Financial Corp. .............       158,265
      1,800     RenaissanceRe Holdings, Ltd. ........        78,516
      4,700     St. Paul Travelers Cos., Inc.
                (The) ...............................       196,413
      3,400     Stancorp Financial Group, Inc. ......       183,974
      4,100     State Street Corp. ..................       247,763
      2,100     SunTrust Banks, Inc. ................       152,796
      1,400     Synovus Financial Corp. .............        37,926
      1,700     TCF Financial Corp. .................        43,775
      6,430     TD Ameritrade Holding Corp.+ ........       134,194
     15,857     TD Banknorth, Inc. ..................       465,403
         20     Thornburg Mortgage, Inc. ............           541
     13,325     Torchmark Corp. .....................       760,858
      4,200     U.S. Bancorp ........................       128,100
      2,900     UnionBanCal Corp. ...................       203,464
     24,958     UnumProvident Corp. .................       511,140
        700     Vornado Realty Trust ................        67,200
      7,401     Wachovia Corp. ......................       414,826
      2,100     Waddell & Reed Financial,
                Inc., Class A .......................        48,510
     24,375     Washington Mutual, Inc. .............     1,038,862
      4,300     Wells Fargo & Co. ...................       274,641
      3,000     WR Berkley Corp. ....................       174,180
     12,750     XL Capital, Ltd., Class A ...........       817,402
        500     Zions Bancorp. ......................        41,365
                                                      -------------
                                                         26,973,293
                                                      -------------
Health Care - 9.6%
      5,014     Abbott Laboratories .................       212,945

   Shares                                                 Value
-----------                                           -------------
Health Care (continued)
     10,992     Aetna, Inc. ......................... $     540,147
      8,900     AmerisourceBergen Corp. .............       429,603
      3,100     Biogen Idec, Inc.+ ..................       146,010
     27,325     Bristol-Myers Squibb Co. ............       672,468
      6,121     Cardinal Health, Inc. ...............       456,137
        900     Caremark Rx, Inc.+ ..................        44,262
        700     Cigna Corp. .........................        91,434
        400     Community Health Systems, Inc.+ .....        14,460
      1,800     Eli Lilly & Co. .....................        99,540
     11,475     HCA, Inc. ...........................       525,440
      2,500     Health Net, Inc.+ ...................       127,050
      1,382     Humana, Inc.+ .......................        72,762
      8,500     Johnson & Johnson ...................       503,370
      1,800     Lincare Holdings, Inc.+ .............        70,128
      3,007     McKesson Corp. ......................       156,755
      8,400     Merck & Co., Inc. ...................       295,932
     66,152     Pfizer, Inc. ........................     1,648,508
      1,100     Pharmaceutical Product
                Development, Inc. ...................        38,071
      2,072     Techne Corp.+ .......................       124,610
      5,400     Tenet Healthcare Corp.+ .............        39,852
      1,055     UnitedHealth Group, Inc. ............        58,932
        280     Watson Pharmaceuticals, Inc.+ .......         8,047
      3,846     Wyeth ...............................       186,608
                                                      -------------
                                                          6,563,071
                                                      -------------
Industrials - 8.2%
        200     3M Co. ..............................        15,138
         88     ACCO Brands Corp.+ ..................         1,954
        919     Alliant Techsystems, Inc.+ ..........        70,919
        517     Allied Waste Industries, Inc.+ ......         6,328
      2,000     Boeing Co. ..........................       155,860
      4,789     Burlington Northern Santa
                Fe Corp. ............................       399,067
      2,400     Caterpillar, Inc. ...................       172,344
     12,116     Cendant Corp. .......................       210,213

                    See Notes to Statements of Investments.

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Industrials (continued)
        880     CH Robinson Worldwide, Inc. ......... $      43,199
        900     Cooper Industries, Ltd., Class A ....        78,210
      1,500     Crane Co. ...........................        61,515
      6,986     CSX Corp. ...........................       417,763
        200     Dun & Bradstreet Corp.+ .............        15,336
      1,700     Eaton Corp. .........................       124,049
        400     Expeditors International
                Washington, Inc. ....................        34,556
      2,830     FedEx Corp. .........................       319,620
     10,156     General Electric Co. ................       353,226
      2,600     Goodrich Corp. ......................       113,386
      3,321     Graco, Inc. .........................       150,873
      5,390     Honeywell International, Inc. .......       230,530
      1,437     Hunt (JB) Transport Services,
                Inc. ................................        30,953
        800     Jacobs Engineering Group, Inc.+ .....        69,392
        132     Laidlaw International, Inc. .........         3,590
      2,154     Navistar International Corp.+........        59,407
      2,300     Norfolk Southern Corp. ..............       124,361
      2,700     Northrop Grumman Corp. ..............       184,383
      5,166     Southwest Airlines Co. ..............        92,936
      1,900     SPX Corp. ...........................       101,498
      5,866     Textron, Inc. .......................       547,826
      4,838     Timken Co. ..........................       156,122
      7,725     Union Pacific Corp. .................       721,129
      5,859     United Parcel Service, Inc.,
                Class B .............................       465,088
      2,009     YRC Worldwide, Inc.+ ................        76,463
                                                      -------------
                                                          5,607,234
                                                      -------------
Information Technology - 8.2%
      4,000     ADC Telecommunications, Inc.+ .......       102,360
      4,100     Agere Systems, Inc.+ ................        61,664
      1,000     Amphenol Corp., Class A .............        52,180
      1,500     Arrow Electronics, Inc.+ ............        48,405

   Shares                                                 Value
-----------                                           -------------
Information Technology (continued)
     23,750     CA, Inc. ............................ $     646,238
      5,000     Celestica, Inc.+ ....................        57,250
        600     Checkfree Corp.+ ....................        30,300
      4,000     Cisco Systems, Inc.+ ................        86,680
      1,100     Cognizant Technology
                Solutions Corp., Class A+ ...........        65,439
      4,000     Corning, Inc.+ ......................       107,640
      5,600     Electronic Data Systems Corp. .......       150,248
        160     First Data Corp. ....................         7,491
     10,000     Flextronics International, Ltd.+ ....       103,500
        504     Google, Inc., Class A+ ..............       196,560
     31,075     Hewlett-Packard Co. .................     1,022,368
      3,500     Intel Corp. .........................        67,725
        400     International Business
                Machines Corp. ......................        32,988
      2,280     Juniper Networks, Inc.+ .............        43,594
    275,142     Lucent Technologies, Inc.+ ..........       839,183
      2,200     McAfee, Inc.+ .......................        53,526
     26,450     Microsoft Corp. .....................       719,704
      5,700     Nokia Oyj ADR .......................       118,104
     39,725     Oracle Corp.+ .......................       543,835
        482     SanDisk Corp.+ ......................        27,725
     13,700     Sanmina-SCI Corp.+ ..................        56,170
     19,400     Solectron Corp.+ ....................        77,600
      2,700     Tech Data Corp.+ ....................        99,657
      4,400     Tellabs, Inc.+ ......................        69,960
         72     VeriSign, Inc.+ .....................         1,727
      5,900     Vishay Intertechnology, Inc.+ .......        84,016
      1,200     Yahoo!, Inc.+ .......................        38,712

                                                      -------------
                                                          5,612,549
                                                      -------------
Materials - 2.2%
        223     Ashland, Inc. .......................        15,851
      1,390     Cabot Corp. .........................        47,246
      3,000     Crown Holdings, Inc.+ ...............        53,220
      3,426     FMC Corp. ...........................       212,344

                    See Notes to Statements of Investments.

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Materials (continued)
      8,172     International Flavors &
                Fragrances, Inc. .................... $     280,463
      2,200     Louisiana-Pacific Corp. .............        59,840
      1,700     Lubrizol Corp. ......................        72,845
        600     Martin Marietta Materials, Inc. .....        64,218
         65     Nucor Corp. .........................         6,811
      7,700     Owens-Illinois, Inc.+ ...............       133,749
        860     Pactiv Corp.+ .......................        21,105
      1,280     Phelps Dodge Corp. ..................       103,078
      1,700     PPG Industries, Inc. ................       107,695
      3,900     Smurfit-Stone Container Corp.+ ......        52,923
        500     United States Steel Corp. ...........        30,340
      1,500     Valspar Corp. .......................        41,805
        700     Vulcan Materials Co. ................        60,655
      1,400     Weyerhaeuser Co. ....................       101,402
                                                      -------------
                                                          1,465,590
                                                      -------------
Telecommunication Services - 4.0%
      2,884     Alltel Corp. ........................       186,739
      1,200     American Tower Corp., Class A+ ......        36,384
     12,767     AT&T, Inc. ..........................       345,220
     10,660     BellSouth Corp. .....................       369,369
      1,319     CenturyTel, Inc. ....................        51,599
      3,900     Crown Castle International Corp.+ ...       110,565
     51,900     Qwest Communications
                International, Inc.+ ................       352,920
     22,159     Sprint Nextel Corp. .................       572,589
     21,355     Verizon Communications, Inc. ........       727,351
                                                      -------------
                                                          2,752,736
                                                      -------------
Utilities - 3.4%
      3,900     American Electric Power Co., Inc. ...       132,678
      2,500     Dominion Resources, Inc. ............       172,575
        400     Duke Energy Corp.+ ..................        11,660

   Shares                                                 Value
-----------                                           -------------
Utilities (continued)
      2,700     Entergy Corp. ....................... $     186,138
        400     Exelon Corp. ........................        21,160
      4,277     FPL Group, Inc. .....................       171,679
      3,200     Northeast Utilities .................        62,496
      2,500     Pinnacle West Capital Corp...........        97,750
     14,850     Sempra Energy .......................       689,931
      6,744     TXU Corp. ...........................       301,861
      9,975     Wisconsin Energy Corp. ..............       398,900
      4,223     Xcel Energy, Inc. ...................        76,648
                                                      -------------
                                                          2,323,476
                                                      -------------
Total Investments - 98.3%
(Cost $54,447,773)                                       67,015,229
Other Assets & Liabilities, Net - 1.7%                    1,186,790
                                                      -------------
NET ASSETS - 100.0%                                   $  68,202,019
                                                      =============

----------
ADR - American Depository Receipt.
+ Non-income producing security.

                    See Notes to Statements of Investments.

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
COMMON STOCK - 99.0%
Consumer Discretionary - 12.6%
      1,800     1-800-FLOWERS.COM, Inc., Class A+ ...    $   12,780
        600     Advo, Inc. ..........................        19,200
        100     Aeropostale, Inc.+ ..................         3,016
         61     Alloy, Inc.+ ........................           818
        300     Ambassadors Group, Inc. .............         7,620
        138     Ameristar Casinos, Inc. .............         3,559
        360     Bebe Stores, Inc. ...................         6,631
      1,550     BJ's Restaurants, Inc.+ .............        41,850
        500     Blount International, Inc.+ .........         8,055
      1,000     Bluegreen Corp.+ ....................        13,220
      2,200     Building Material Holding Corp. .....        78,408
      1,150     Carter's, Inc.+ .....................        77,613
      1,265     Catalina Marketing Corp. ............        29,222
        300     Cherokee, Inc. ......................        12,081
        600     Childrens Place Retail Stores,
                Inc. (The)+ .........................        34,740
      4,962     Coldwater Creek, Inc.+ ..............       137,944
         17     Cost Plus, Inc.+ ....................           291
        322     dELiA*s, Inc.+ ......................         3,007
      4,675     DeVry, Inc.+ ........................       106,450
        216     Expedia, Inc.+ ......................         4,378
      2,550     Fred's, Inc. ........................        33,813
      1,925     GameStop Corp., Class A+ ............        90,744
        900     Genesco, Inc.+ ......................        35,001
        316     IAC/InterActiveCorp.+ ...............         9,313
      4,950     Insight Enterprises, Inc.+ ..........       108,950
        375     Jos. A. Bank Clothiers, Inc.+........        17,981
      1,075     Laureate Education, Inc.+ ...........        57,384
        600     Life Time Fitness, Inc.+ ............        28,110
      2,400     MarineMax, Inc.+ ....................        80,448
        554     Midas, Inc.+ ........................        12,116
      1,037     NetFlix, Inc.+ ......................        30,063
        100     Oakley, Inc. ........................         1,702
      1,300     O'Reilly Automotive, Inc.+ ..........        47,528
      2,000     Payless Shoesource, Inc.+ ...........        45,780

   Shares                                                 Value
-----------                                           -------------
Consumer Discretionary (continued)
        147     Penn National Gaming, Inc.+ ......... $       6,200
        500     Pre-Paid Legal Services, Inc.........        17,740
        400     Progressive Gaming
                International Corp.+ ................         3,828
        190     ProQuest Co.+ .......................         4,064
      2,425     Rare Hospitality
                International, Inc.+ ................        84,463
      1,975     Red Robin Gourmet Burgers, Inc.+ ....        93,220
      1,388     Rent-Way, Inc.+ .....................        10,007
      3,610     Restoration Hardware, Inc.+..........        20,541
         86     Retail Ventures, Inc.+ ..............         1,261
      4,175     Ruby Tuesday, Inc. ..................       133,934
        600     Scientific Games Corp., Class A+ ....        21,078
         75     SCP Pool Corp. ......................         3,518
        536     Select Comfort Corp.+ ...............        21,199
      1,875     Shuffle Master, Inc.+ ...............        67,012
        100     Sotheby's Holdings, Class A+ ........         2,904
      1,100     Source Interlink Cos., Inc.+ ........        12,540
      1,737     Stamps.com, Inc+ ....................        61,247
        775     Steak N Shake Co. (The)+ ............        16,352
      1,600     Strayer Education, Inc. .............       163,616
        139     Sunterra Corp.+ .....................         1,985
      1,150     Tractor Supply Co.+ .................        76,291
        150     Trans World Entertainment Corp.+ ....           836
        100     Universal Technical Institute,
                Inc.+ ...............................         3,010
      1,427     Warnaco Group, Inc. (The)+...........        34,248
         90     Yankee Candle Co., Inc. .............         2,463
                                                      -------------
                                                          2,063,373
                                                      -------------
Consumer Staples - 2.0%
      2,625     Central European
                Distribution Corp.+ .................       100,931
      2,925     Elizabeth Arden, Inc.+ ..............        68,211
        350     Nash Finch Co. ......................        10,465

                    See Notes to Statements of Investments.

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Consumer Staples (continued)
      3,300     Performance Food Group Co.+ ......... $     102,927
        692     Spectrum Brands, Inc.+ ..............        15,030
        690     USANA Health Sciences, Inc.+ ........        28,787
                                                      -------------
                                                            326,351
                                                      -------------
Energy - 8.6%
        475     Atwood Oceanics, Inc.+ ..............        47,980
      1,050     Cabot Oil & Gas Corp. ...............        50,326
        797     Callon Petroleum Co.+ ...............        16,753
      1,050     CARBO Ceramics, Inc. ................        59,755
        800     Carrizo Oil & Gas, Inc.+ ............        20,792
        700     Cimarex Energy Co. ..................        30,282
      1,200     Comstock Resources, Inc.+ ...........        35,628
      1,550     Core Laboratories NV+ ...............        73,702
      3,050     Delta Petroleum Corp.+ ..............        64,111
      1,150     Duvernay Oil Corp.+ .................        40,768
      6,402     Gasco Energy, Inc.+ .................        35,851
      1,000     Giant Industries, Inc.+ .............        69,540
        902     Grey Wolf, Inc.+ ....................         6,711
         15     Harvest Natural Resources, Inc.+ ....           146
      1,894     Helix Energy Solutions
                Group, Inc.+ ........................        71,783
        700     Hornbeck Offshore Services, Inc.+ ...        25,249
      1,200     KCS Energy, Inc.+ ...................        31,200
      1,635     Lone Star Technologies, Inc.+ .......        90,595
      1,475     Niko Resources, Ltd. ................        74,517
        856     Occidental Petroleum Corp............        79,308
        800     Oceaneering International, Inc.+ ....        45,840
      3,800     Parallel Petroleum Corp.+ ...........        70,110
      2,189     Southwestern Energy Co.+ ............        70,464
        600     St. Mary Land & Exploration Co. .....        24,498
        567     Tesoro Corp. ........................        38,749
      1,343     Tetra Technologies, Inc.+ ...........        63,175

   Shares                                                 Value
-----------                                           -------------
Energy (continued)
      1,400     Tidewater, Inc. ..................... $      77,322
        200     Todco, Class A+ .....................         7,882
      1,101     Toreador Resources Corp.+ ...........        34,252
      1,238     Transmontaigne, Inc.+ ...............        12,145
      1,075     Union Drilling, Inc.+ ...............        15,716
        570     Unit Corp.+ .........................        31,778
                                                      -------------
                                                          1,416,928
                                                      -------------
Financials - 7.5%
      2,245     Affiliated Managers Group+...........       239,340
      1,250     Alexandria Real Estate
                Equities, Inc. ......................       119,163
        400     American Home Mortgage
                Investment Corp. ....................        12,484
      1,026     Anworth Mortgage Asset Corp. ........         8,064
        950     Boston Private Financial
                Holdings, Inc. ......................        32,101
      1,037     Commercial Capital Bancorp, Inc. ....        14,580
        300     CompuCredit Corp.+ ..................        11,043
      3,343     CVB Financial Corp. .................        57,165
        100     Delphi Financial Group, Class A .....         5,163
        500     Direct General Corp. ................         8,505
        661     FelCor Lodging Trust, Inc. ..........        13,947
        963     Glacier Bancorp, Inc. ...............        29,901
        320     Harbor Florida Bancshares, Inc. .....        12,119
        566     Independent Bank Corp./MA ...........        18,197
      1,300     Investment Technology
                Group, Inc.+ ........................        64,740
        992     Luminent Mortgage Capital, Inc. .....         8,045
        300     Maguire Properties, Inc. ............        10,950
        300     Mid-State Bancshares ................         8,829
      1,100     Nasdaq Stock Market, Inc. (The)+ ....        44,044
      1,500     NYSE Group, Inc.+ ...................       118,875

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Financials (continued)
        649     Ohio Casualty Corp. ................. $      20,573
        500     Old Second Bancorp, Inc. ............        16,415
         69     Omega Healthcare Investors, Inc. ....           967
        100     PICO Holdings, Inc.+ ................         3,289
      1,010     Portfolio Recovery
                Associates, Inc.+ ...................        47,298
        500     Potlatch Corp. ......................        21,420
        626     PrivateBancorp, Inc. ................        25,973
        100     Safety Insurance Group, Inc..........         4,566
        800     Senior Housing Properties Trust .....        14,480
      1,335     Sterling Financial Corp./WA..........        38,715
        460     Texas Capital Bancshares, Inc.+ .....        11,040
      1,125     United Community Banks, Inc. ........        31,669
      1,556     Wilshire Bancorp, Inc. ..............        28,926
        968     World Acceptance Corp.+ .............        26,523
        400     WSFS Financial Corp. ................        25,132
      1,500     Zenith National Insurance Corp. .....        72,195
                                                      -------------
                                                          1,226,436
                                                      -------------
Health Care - 16.7%
        700     Abaxis, Inc.+ .......................        15,876
      1,070     Albany Molecular Research, Inc.+ ....        10,871
        940     Align Technology, Inc.+ .............         8,620
        500     Alpharma, Inc., Class A .............        13,410
      1,600     American Medical Systems
                Holdings, Inc.+ .....................        36,000
        860     AMERIGROUP Corp.+ ...................        18,094
        950     Amsurg Corp.+ .......................        21,556
      1,025     Analogic Corp. ......................        67,855
        600     Angiodynamics, Inc.+ ................        18,036
         40     Apria Healthcare Group, Inc.+ .......           919
      2,800     Arqule, Inc.+ .......................        16,072
        900     Arthrocare Corp.+ ...................        43,038

   Shares                                                 Value
-----------                                           -------------
Health Care (continued)
        300     Aspect Medical Systems, Inc.+ ....... $       8,232
        300     Bio-Reference Labs, Inc.+ ...........         5,412
        700     Biosite, Inc.+ ......................        36,351
        500     Bradley Pharmaceuticals, Inc.+ ......         7,435
        410     Cambrex Corp. .......................         8,011
        700     Centene Corp.+ ......................        20,419
      2,800     Cerner Corp.+ .......................       132,860
      1,600     Chemed Corp. ........................        94,944
        300     CNS, Inc. ...........................         6,462
      3,050     Connetics Corp.+ ....................        51,637
        900     Cooper Cos., Inc. (The) .............        48,627
        400     Corvel Corp.+ .......................         8,808
        950     Covance, Inc.+ ......................        55,813
        600     Diagnostic Products Corp. ...........        28,578
        400     Dionex Corp.+ .......................        24,592
      1,200     DJ Orthopedics, Inc.+ ...............        47,712
      1,180     eResearch Technology, Inc.+..........        16,980
        500     Haemonetics Corp.+ ..................        25,385
        700     Healthways, Inc.+ ...................        35,658
      1,200     Hologic, Inc.+ ......................        66,420
        500     Immucor, Inc.+ ......................        14,345
        700     Integra LifeSciences
                Holdings Corp.+ .....................        28,686
      4,092     Intermagnetics General Corp.+ .......       102,505
        710     Intuitive Surgical, Inc.+ ...........        83,780
      1,400     IRIS International, Inc.+ ...........        21,882
      1,200     Kos Pharmaceuticals, Inc.+ ..........        57,324
        200     Laserscope+ .........................         4,730
        900     LCA-Vision, Inc. ....................        45,099
        750     Martek Biosciences Corp.+ ...........        24,622
      1,050     Matria Healthcare, Inc.+ ............        39,858
        340     Medicines Co.+ ......................         6,994
        708     Mentor Corp. ........................        32,079
        300     Neurocrine Biosciences, Inc.+ .......        19,362
      1,000     Nuvelo, Inc.+ .......................        17,820

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Health Care (continued)
      1,000     Odyssey HealthCare, Inc.+ ........... $      17,210
        100     Onyx Pharmaceuticals, Inc.+..........         2,626
      1,137     Orchid Cellmark, Inc.+ ..............         6,526
        840     Palomar Medical
                Technologies, Inc.+ .................        28,098
      1,500     Pediatrix Medical Group, Inc.+ ......       153,960
        600     Penwest Pharmaceuticals Co.+ ........        13,014
        300     PolyMedica Corp. ....................        12,708
        200     Progenics Pharmaceuticals, Inc.+ ....         5,298
      1,075     Providence Service Corp. (The)+ .....        34,959
      6,350     PSS World Medical, Inc.+ ............       122,492
      2,400     Resmed, Inc.+ .......................       105,552
      2,600     Respironics, Inc.+ ..................       101,166
        438     Salix Pharmaceuticals, Ltd.+.........         7,231
      9,241     Savient Pharmaceuticals, Inc.+ ......        49,255
        400     Serologicals Corp.+ .................         9,784
      1,400     Sierra Health Services, Inc.+........        56,980
        300     Somanetics Corp.+ ...................         6,624
      3,150     SonoSite, Inc.+ .....................       128,016
      1,000     SurModics, Inc.+ ....................        35,360
      1,140     Sybron Dental Specialties, Inc.+ ....        47,014
        368     Symbion, Inc.+ ......................         8,335
        168     Techne Corp.+ .......................        10,104
        870     Trizetto Group, Inc.+ ...............        15,303
      4,262     United Surgical Partners
                International, Inc.+ ................       150,917
        300     United Therapeutics Corp.+...........        19,884
      1,100     Ventana Medical Systems, Inc.+ ......        45,947
      1,000     Ventiv Health, Inc.+ ................        33,220
        300     West Pharmaceutical
                Services, Inc. ......................        10,416

   Shares                                                 Value
-----------                                           -------------
Health Care (continued)
        500     Wright Medical Group, Inc.+.......... $       9,875
                                                      -------------
                                                          2,747,643
                                                      -------------
Industrials - 16.2%
        200     A.S.V., Inc.+ .......................         6,444
      1,000     ACCO Brands Corp.+ ..................        22,200
      1,450     Actuant Corp., Class A ..............        88,769
      1,300     Administaff, Inc. ...................        70,668
        400     Advisory Board Co. (The)+ ...........        22,308
      3,127     Airtran Holdings, Inc.+ .............        56,630
      3,233     Arkansas Best Corp. .................       126,475
      2,050     Artesyn Technologies, Inc.+..........        22,448
        500     Astec Industries, Inc.+ .............        17,950
      1,900     BE Aerospace, Inc.+ .................        47,728
      1,200     Brady Corp., Class A ................        44,952
        750     Bucyrus International, Inc.,
                Class A .............................        36,143
      3,783     C&D Technologies, Inc. ..............        34,955
        400     Cascade Corp. .......................        21,140
      1,242     Cenveo, Inc.+ .......................        20,592
        900     Ceradyne, Inc.+ .....................        44,910
      1,175     ChoicePoint, Inc.+ ..................        52,581
      1,000     Clean Harbors, Inc.+ ................        29,670
      1,270     Coinstar, Inc.+ .....................        32,906
        100     Comfort Systems USA, Inc. ...........         1,350
      2,270     Continental Airlines, Inc.,
                Class B+ ............................        61,063
      2,320     Corrections Corp. of America+ .......       104,864
      1,325     CoStar Group, Inc.+ .................        68,754
      1,164     Covanta Holding Corp.+ ..............        19,404
        500     CRA International, Inc.+ ............        24,630
     22,119     DHB Capital Group, Inc.+ ............       105,729
      1,200     DiamondCluster
                International, Inc.+ ................        12,840
      1,785     EGL, Inc.+ ..........................        80,325
      1,675     ElkCorp. ............................        56,531
        108     EnerSys+ ............................         1,491
      1,808     ESCO Technologies, Inc.+ ............        91,575

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Industrials (continued)
        400     Essex Corp.+ ........................ $       8,808
        300     Forward Air Corp. ...................        11,187
        200     Frozen Food Express Industries+ .....         2,090
      1,175     FTI Consulting, Inc.+ ...............        33,523
      3,337     General Cable Corp.+ ................       101,211
      1,000     Genlyte Group, Inc.+ ................        68,140
      1,221     HUB Group, Inc., Class A+ ...........        55,653
        520     II-VI, Inc.+ ........................         9,407
        880     JLG Industries, Inc. ................        27,095
      1,289     Kaman Corp. .........................        32,431
        800     Knight Transportation, Inc. .........        15,800
      2,030     Labor Ready, Inc.+ ..................        48,619
        100     Laidlaw International, Inc. .........         2,720
        700     Lennox International, Inc. ..........        20,902
        400     Manitowoc Co., Inc. (The) ...........        36,460
        800     Middleby Corp.+ .....................        66,976
        200     Mine Safety Appliances Co............         8,400
      2,200     Mobile Mini, Inc.+ ..................        68,024
      2,475     Navigant Consulting, Inc.+ ..........        52,841
      1,700     NCI Building Systems, Inc.+..........       101,609
        840     Power-One, Inc.+ ....................         6,048
     11,314     PRG-Schultz International, Inc.+ ....         6,899
        500     Resources Connection, Inc.+..........        12,455
      1,788     SCS Transportation, Inc.+ ...........        52,049
      1,856     Taser International, Inc.+ ..........        19,655
      3,100     TeleTech Holdings, Inc.+ ............        34,441
        493     Tetra Tech, Inc.+ ...................         9,411
        100     Titan International, Inc. ...........         1,726
        500     Trex Co., Inc.+ .....................        15,850
        544     United Rentals, Inc.+ ...............        18,768
        510     United Stationers, Inc.+ ............        27,081
      1,263     URS Corp.+ ..........................        50,836
        660     US Airways Group, Inc.+ .............        26,400
      1,173     USA Truck, Inc.+ ....................        28,879
      1,050     UTI Worldwide, Inc. .................        33,180
        823     Wabtec Corp. ........................        26,830

   Shares                                                 Value
-----------                                           -------------
Industrials (continued)
      1,300     Watson Wyatt Worldwide,
                Inc., Class A ....................... $      42,354
        200     WESCO International, Inc.+ ..........        13,602
      3,227     World Air Holdings, Inc.+ ...........        31,689
                                                      -------------
                                                          2,658,074
                                                      -------------
Information Technology - 28.6%
      1,900     Acxiom Corp. ........................        49,096
        725     Advent Software, Inc.+ ..............        20,605
      9,500     Aeroflex, Inc.+ .....................       130,435
      3,400     Agile Software Corp.+ ...............        25,942
      1,427     Agilysys, Inc. ......................        21,491
        725     Alliance Data Systems Corp.+ ........        33,908
        500     Altiris, Inc.+ ......................        11,005
        800     AMIS Holdings, Inc.+ ................         7,248
        400     Anixter International, Inc. .........        19,112
        900     Anteon International Corp.+..........        49,104
      5,200     Applied Micro Circuits Corp.+ .......        21,164
      1,410     aQuantive, Inc.+ ....................        33,191
        600     Arris Group, Inc.+ ..................         8,256
      1,744     AsiaInfo Holdings, Inc.+ ............         8,720
      3,784     Asyst Technologies, Inc.+ ...........        39,391
      3,500     Atmel Corp.+ ........................        16,520
      3,650     ATMI, Inc.+ .........................       110,230
      1,600     Avid Technology, Inc.+ ..............        69,536
      3,450     Avocent Corp.+ ......................       109,503
      1,800     Axcelis Technologies, Inc.+ .........        10,548
        900     Bankrate, Inc.+ .....................        39,204
      1,300     Bell Microproducts, Inc.+ ...........         8,008
      2,900     Benchmark Electronics, Inc.+ ........       111,215
      1,650     Blue Coat Systems, Inc.+ ............        35,871
         21     Brocade Communications
                Systems, Inc.+ ......................           140
      1,600     Brooks Automation, Inc.+ ............        22,784
        520     Cabot Microelectronics Corp.+ .......        19,292

                    See Notes to Statements of Investments.

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Information Technology (continued)
      1,000     CACI International, Inc.,
                Class A+ ............................ $      65,750
      2,600     Ceridian Corp.+ .....................        66,170
        700     Checkpoint Systems, Inc.+ ...........        18,816
      1,400     Cirrus Logic, Inc.+ .................        11,872
        900     Click Commerce, Inc.+ ...............        21,546
     35,016     CMGI, Inc.+ .........................        51,824
      3,857     CNET Networks, Inc.+ ................        54,808
        600     Comtech Telecommunications Corp.+ ...        17,502
      2,700     Conexant Systems, Inc.+ .............         9,315
        783     Covansys Corp.+ .....................        13,460
      1,681     CSG Systems International, Inc.+ ....        39,100
      1,400     Cymer, Inc.+ ........................        63,616
        900     Digital Insight Corp.+ ..............        32,760
      1,240     Digital River, Inc.+ ................        54,076
      5,285     Digitas, Inc.+ ......................        76,104
        787     Diodes, Inc.+ .......................        32,661
        600     DSP Group, Inc.+ ....................        17,406
      1,500     Emulex Corp.+ .......................        25,635
        400     Epicor Software Corp.+ ..............         5,372
        480     F5 Networks, Inc.+ ..................        34,795
        610     Factset Research Systems, Inc. ......        27,054
      3,375     FEI Co.+ ............................        66,994
      6,000     Finisar Corp.+ ......................        29,700
        800     Global Imaging Systems, Inc.+ .......        30,384
        435     Greenfield Online, Inc.+ ............         2,606
      2,700     Harmonic, Inc.+ .....................        17,199
     12,259     Homestore, Inc.+ ....................        80,419
      1,800     Hyperion Solutions Corp.+ ...........        58,680
        500     Informatica Corp.+ ..................         7,775
        100     Infospace, Inc.+ ....................         2,795
      3,900     Integrated Silicon Solution,
                Inc.+ ...............................        25,896
        747     Interdigital Communications
                Corp.+ ..............................        18,316

   Shares                                                 Value
-----------                                           -------------
Information Technology (continued)
      3,150     Intermec, Inc.+ ..................... $      96,107
      1,375     International Rectifier Corp.+ ......        56,966
        628     Internet Capital Group, Inc.+........         5,916
      1,300     InterVoice, Inc.+ ...................        11,193
        692     Intrado, Inc.+ ......................        17,978
        200     iPayment, Inc.+ .....................         8,570
      1,300     Itron, Inc.+ ........................        77,805
        637     iVillage, Inc.+ .....................         5,357
      2,050     Ixia+ ...............................        29,233
        500     j2 Global Communications, Inc.+ .....        23,500
        300     Komag, Inc.+ ........................        14,280
        750     Kronos, Inc.+ .......................        28,043
         10     Kulicke & Soffa Industries, Inc.+ ...            95
        100     Landauer, Inc. ......................         5,022
      1,060     Lexar Media, Inc.+ ..................         9,095
        800     Macrovision Corp.+ ..................        17,720
      2,700     Mantech International Corp.,
                Class A+ ............................        89,694
      1,100     Mattson Technology, Inc.+ ...........        13,200
      1,225     MAXIMUS, Inc. .......................        44,076
        200     MicroStrategy, Inc., Class A+........        21,058
      4,058     Microtune, Inc.+ ....................        21,183
      3,700     MIPS Technologies, Inc.+ ............        27,602
      4,425     MPS Group, Inc.+ ....................        67,702
      4,100     MRV Communications, Inc.+............        16,810
      2,213     Multi-Fineline Electronix, Inc.+ ....       129,438
      4,400     Napster, Inc.+ ......................        14,872
      1,625     NCI, Inc., Class A+ .................        22,750
        925     Neoware, Inc.+ ......................        27,398
      1,128     Netgear, Inc.+ ......................        21,443
        400     Netlogic Microsystems, Inc.+.........        16,484
        728     NIC, Inc.+ ..........................         4,463
        775     NICE Systems, Ltd. ADR + ............        39,494
        710     Nuance Communications, Inc.+ ........         8,385

                    See Notes to Statements of Investments.

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Information Technology (continued)
      1,837     Omnivision Technologies, Inc.+ ...... $      55,477
      3,327     ON Semiconductor Corp.+ .............        24,154
      1,625     Online Resources Corp.+ .............        21,125
        100     Openwave Systems, Inc.+ .............         2,158
      3,700     Opnet Technologies, Inc.+ ...........        39,664
        500     Packeteer, Inc.+ ....................         5,800
        900     Palm, Inc.+ .........................        20,844
        200     PAR Technology Corp.+ ...............         3,548
      1,300     Paxar Corp.+ ........................        25,441
      1,713     Perot Systems Corp., Class A+ .......        26,654
      2,000     Photon Dynamics, Inc.+ ..............        37,500
        900     Plexus Corp.+ .......................        33,813
      3,200     PMC - Sierra, Inc.+ .................        39,328
      3,600     Polycom, Inc.+ ......................        78,048
        810     Power Integrations, Inc.+ ...........        20,072
      5,061     Powerwave Technologies, Inc.+ .......        68,273
        529     Presstek, Inc.+ .....................         6,295
      3,950     Progress Software Corp.+ ............       114,906
      1,080     Quality Systems, Inc.+ ..............        35,748
      3,500     Quantum Corp.+ ......................        13,090
      1,674     Redback Networks, Inc.+ .............        36,309
        200     Renaissance Learning, Inc. ..........         3,600
        441     RF Micro Devices, Inc.+ .............         3,815
      1,725     RightNow Technologies, Inc.+ ........        27,376
      2,200     Rogers Corp.+ .......................       119,856
        594     SafeNet, Inc.+ ......................        15,729
        910     Sapient Corp.+ ......................         6,943
        100     Secure Computing Corp.+ .............         1,154
      1,450     SI International, Inc.+ .............        50,968
        590     Sigmatel, Inc.+ .....................         5,157
        692     Silicon Image, Inc.+ ................         7,135
      1,900     Silicon Storage Technology, Inc.+ ...         8,322
      9,700     Skyworks Solutions, Inc.+ ...........        65,863
      1,480     Sohu.com, Inc.+ .....................        39,501

   Shares                                                 Value
-----------                                           -------------
Information Technology (continued)
        200     SonicWALL, Inc.+ .................... $       1,418
      2,376     Sonus Networks, Inc.+ ...............        13,020
      1,650     SRA International, Inc., Class A+ ...        62,254
        100     Stratasys, Inc.+ ....................         2,948
      2,925     Symmetricom, Inc.+ ..................        25,009
      1,156     Synaptics, Inc.+ ....................        25,420
        200     Talx Corp. ..........................         5,696
      6,825     Tekelec+ ............................        94,390
      3,150     Tessera Technologies, Inc.+..........       101,052
        100     Travelzoo, Inc.+ ....................         1,958
        100     Ulticom, Inc.+ ......................         1,075
        800     Utstarcom, Inc.+ ....................         5,032
      4,703     Valueclick, Inc.+ ...................        79,575
      1,250     Varian Semiconductor Equipment
                Associates, Inc.+....................        35,100
      1,710     Vasco Data Security International+ ..        13,988
        531     Verint Systems, Inc.+ ...............        18,781
        500     Vignette Corp.+ .....................         7,375
        322     Vishay Intertechnology, Inc.+ .......         4,585
        556     Websense, Inc.+ .....................        15,334
        600     Wind River Systems, Inc.+ ...........         7,470
                                                      -------------
                                                          4,690,003
                                                      -------------
Materials - 6.1%
      7,500     AK Steel Holding Corp.+ .............       112,500
      1,850     Albemarle Corp. .....................        83,898
        900     Aleris International, Inc.+ .........        43,263
      1,975     American Vanguard Corp ..............        60,336
        500     Bowater, Inc. .......................        14,790
      3,185     Caraustar Industries, Inc.+ .........        32,774
        500     H.B. Fuller Co. .....................        25,670
      2,037     Metal Management, Inc. ..............        64,471
        100     Royal Gold, Inc. ....................         3,619
        900     RTI International Metals, Inc.+ .....        49,365
        800     Silgan Holdings, Inc. ...............        32,136

                    See Notes to Statements of Investments.

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                  Value
-----------                                           --------------
Materials (continued)
   100   Symyx Technologies, Inc.+ .................. $       2,774
 1,800   Texas Industries, Inc. .....................       108,882
 4,300   Titanium Metals Corp.+ .....................       208,765
 4,549   Wausau Paper Corp. .........................        64,459
 4,786   Wheeling-Pittsburgh Corp.+..................        87,871
                                                      -------------
                                                            995,573
                                                      -------------
Telecommunication Services - 0.7%
 1,000   Broadwing Corp.+ ...........................        14,740
 2,744   Cincinnati Bell, Inc.+ .....................        12,403
   250   Golden Telecom, Inc. .......................         7,512
   800   SBA Communications Corp., Class A+ .........        18,728
 2,690   Talk America Holdings, Inc.+ ...............        22,946
 1,343   Ubiquitel, Inc.+ ...........................        13,564
   500   USA Mobility, Inc.+ ........................        14,240
 2,100   Wireless Facilities, Inc.+..................         8,442
                                                      -------------
                                                            112,575
                                                      -------------
Total Investments - 99.0%
(Cost $12,621,788)                                       16,236,956
Other Assets & Liabilities, Net - 1.0%                      161,000
                                                      -------------
NET ASSETS - 100.0%                                   $  16,397,956
                                                      =============

----------
ADR - American Depository Receipt.
+ Non-income producing security.

                    See Notes to Statements of Investments.

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
COMMON STOCK - 98.4%
Consumer Discretionary - 8.3%
        100     Alderwoods Group, Inc.+ ............. $       1,790
        546     American Greetings Corp., Class A ...        11,805
        700     Ameristar Casinos, Inc. .............        18,053
        500     Asbury Automotive Group, Inc.+ ......         9,860
        500     Audiovox Corp., Class A+ ............         5,970
        300     Blair Corp. .........................        12,423
      2,644     Blount International, Inc.+ .........        42,595
      1,700     Bluegreen Corp.+ ....................        22,474
         42     Bon-Ton Stores, Inc. (The) ..........         1,359
      1,600     Building Material Holding Corp. .....        57,024
        300     California Coastal
                Communities, Inc.+ ..................        11,130
         64     Charming Shoppes, Inc.+ .............           952
      3,400     Cox Radio, Inc., Class A+ ...........        45,628
      1,600     Cumulus Media, Inc., Class A+ .......        18,016
      2,497     Entravision Communications
                Corp., Class A+ .....................        22,873
      8,200     Fossil, Inc.+ .......................       152,356
        800     Furniture Brands
                International, Inc. .................        19,608
        200     Genesco, Inc.+ ......................         7,778
      2,400     Group 1 Automotive, Inc. ............       114,096
      4,700     Hooker Furniture Corp ...............        88,830
        900     Insight Enterprises, Inc.+ ..........        19,809
      1,000     Jo-Ann Stores, Inc.+ ................        13,460
         10     K2, Inc.+ ...........................           125
      4,265     Lin TV Corp., Class A+ ..............        38,385
         76     Men's Wearhouse, Inc. (The) .........         2,731
      1,300     Modine Manufacturing Co. ............        38,350
        500     NetFlix, Inc.+ ......................        14,495
      5,641     Payless Shoesource, Inc.+ ...........       129,122
        982     Perry Ellis International, Inc.+ ....        22,223
      2,831     Phillips-Van Heusen .................       108,172

   Shares                                                 Value
-----------                                           -------------
Consumer Discretionary (continued)
      7,100     Radio One, Inc., Class D+ ........... $      52,966
      3,669     Restoration Hardware, Inc.+..........        20,877
      9,400     Sauer-Danfoss, Inc. .................       215,730
        930     Scholastic Corp.+ ...................        24,887
      1,311     Speedway Motorsports, Inc............        50,093
        950     Stage Stores, Inc. ..................        28,262
      1,700     Stamps.com, Inc+ ....................        59,942
      2,244     Stewart Enterprises, Inc.,
                Class A .............................        12,813
      2,532     Trans World Entertainment Corp.+ ....        14,103
        300     United Auto Group, Inc. .............        12,900
      2,565     Warnaco Group, Inc. (The)+...........        61,560
      1,028     WCI Communities, Inc.+ ..............        28,599
        500     West Marine, Inc.+ ..................         7,505
        960     Wolverine World Wide, Inc............        21,245
                                                      -------------
                                                          1,662,974
                                                      -------------
Consumer Staples - 3.2%
      4,601     Alliance One International, Inc. ....        22,361
      7,300     Casey's General Stores, Inc..........       166,951
      3,998     Corn Products International, Inc. ...       118,221
     10,700     Del Monte Foods Co. .................       126,902
      1,500     Nash Finch Co. ......................        44,850
      8,100     Premium Standard Farms, Inc. ........       142,155
        100     Smart & Final, Inc.+ ................         1,639
      1,200     Spartan Stores, Inc. ................        15,300
         20     Spectrum Brands, Inc.+ ..............           434
        372     Universal Corp. .....................        13,679
                                                      -------------
                                                            652,492
                                                      -------------
Energy - 9.1%
     11,500     Acergy SA ADR + ..................          178,135
        905     Bristow Group, Inc.+ .............           27,964
      1,600     Cabot Oil & Gas Corp. .............          76,688
      1,991     Callon Petroleum Co.+ ............           41,851

                    See Notes to Statements of Investments.

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Energy (continued)
      1,200     Cimarex Energy Co. .................. $      51,912
      6,600     Denbury Resources, Inc.+ ............       209,022
      5,927     Forest Oil Corp.+ ...................       220,366
      1,935     Giant Industries, Inc.+ .............       134,560
      3,069     Harvest Natural Resources, Inc.+ ....        29,831
        319     Lone Star Technologies, Inc.+ .......        17,676
      4,677     Mariner Energy, Inc.+ ...............        95,925
      8,549     Meridian Resource Corp.+ ............        34,623
      1,500     Oceaneering International, Inc.+ ....        85,950
      3,100     PetroHawk Energy Corp.+ .............        42,470
      3,450     Range Resources Corp. ...............        94,220
      4,100     Southwestern Energy Co.+ ............       131,979
      1,300     St. Mary Land & Exploration Co. .....        53,079
        444     Swift Energy Co.+ ...................        16,632
        686     Tesoro Corp. ........................        46,881
        350     Tetra Technologies, Inc.+ ...........        16,464
        100     Universal Compression
                Holdings, Inc.+ .....................         5,067
      1,600     Veritas DGC, Inc.+ ..................        72,624
      9,700     Warren Resources, Inc.+ .............       144,530
                                                      -------------
                                                          1,828,449
                                                      -------------
Financials - 25.9%
        609     21st Century Insurance Group ........         9,622
      1,450     Affiliated Managers Group+...........       154,585
      1,093     Alexandria Real Estate
                Equities, Inc. ......................       104,196
        100     Amcore Financial, Inc. ..............         3,162
      2,216     American Equity Investment
                Life Holding Co. ....................        31,777
      3,003     American Home Mortgage
                Investment Corp. ....................        93,724
        932     American Physicians Capital,
                Inc.+ ...............................        44,736
      6,541     Anthracite Capital, Inc. ............        71,820

   Shares                                                 Value
-----------                                           -------------
Financials (continued)
      9,014     Anworth Mortgage Asset Corp. ........ $      70,850
        100     Ashford Hospitality Trust, Inc. .....         1,240
        100     Asta Funding, Inc. ..................         3,326
      2,155     Bancorp, Inc. (The)+ ................        52,905
      3,600     BankAtlantic Bancorp, Inc.,
                Class A .............................        51,804
      3,018     Brandywine Realty Trust .............        95,852
        200     Chittenden Corp. ....................         5,794
        200     Citizens Banking Corp. ..............         5,370
         23     Clifton Savings Bancorp, Inc. .......           246
        375     Colonial Properties Trust ...........        18,799
        502     Commercial Capital Bancorp, Inc. ....         7,058
         12     CVB Financial Corp. .................           205
      2,100     Delphi Financial Group, Class A .....       108,423
        166     Donegal Group, Inc., Class A ........         4,331
        100     EMC Insurance Group, Inc.............         2,787
         57     Equity One, Inc. ....................         1,400
         22     eSpeed, Inc., Class A+ ..............           175
      2,111     FelCor Lodging Trust, Inc. ..........        44,542
        545     Financial Federal Corp. .............        15,969
      2,950     First Cash Financial Services,
                Inc.+ ...............................        58,970
        700     First Citizens BancShares,
                Inc., Class A .......................       135,100
      1,160     First Community Bancshares, Inc. ....        37,097
        737     First Financial Bankshares, Inc. ....        28,227
      3,100     First Industrial Realty Trust,
                Inc. ................................       132,339
      5,900     First Niagara Financial
                Group, Inc. .........................        86,494
      2,950     First Republic Bank .................       111,569
        834     FirstFed Financial Corp.+ ...........        49,882
      3,900     Franklin Bank Corp.+ ................        74,997

                    See Notes to Statements of Investments.

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Financials (continued)
        185     GAMCO Investors, Inc. ............... $       7,391
      1,001     Glacier Bancorp, Inc. ...............        31,081
        374     Harleysville Group, Inc. ............        11,104
         27     Harleysville National Corp. .........           614
        642     Heritage Property
                Investment Trust ....................        25,417
      1,964     Highwoods Properties, Inc............        66,246
        800     Home Properties, Inc. ...............        40,880
      9,700     HomeBanc Corp. ......................        85,263
      1,151     IBERIABANK Corp. ....................        65,112
        161     Independent Bank Corp./MA ...........         5,176
      1,200     IndyMac Bancorp, Inc. ...............        49,116
      3,659     Investment Technology
                Group, Inc.+ ........................       182,218
        528     Investors Real Estate Trust .........         5,037
        200     Irwin Financial Corp. ...............         3,866
        310     ITLA Capital Corp. ..................        14,948
      2,066     Jones Lang LaSalle, Inc. ............       158,132
      2,300     Knight Capital Group, Inc.,
                Class A+ ............................        32,039
        100     LaBranche & Co., Inc.+ ..............         1,581
        500     Lakeland Financial Corp. ............        23,375
        353     LandAmerica Financial Group, Inc. ...        23,951
         65     LTC Properties, Inc. ................         1,512
     11,167     Luminent Mortgage Capital, Inc. .....        90,564
      1,606     MAF Bancorp, Inc. ...................        70,295
      4,693     MeriStar Hospitality Corp.+ .........        48,713
        500     Midland Co. (The) ...................        17,490
        100     Mid-State Bancshares ................         2,943
      1,701     Nasdaq Stock Market, Inc. (The)+ ....        68,108
        100     National Health Investors, Inc. .....         2,540
        190     Navigators Group, Inc.+ .............         9,424
        916     NBT Bancorp, Inc. ...................        21,297
     14,100     New York Mortgage Trust, Inc. .......        76,140

   Shares                                                 Value
-----------                                           -------------
Financials (continued)
      2,306     Newcastle Investment Corp............ $      55,160
      1,000     Odyssey Re Holdings Corp.............        21,700
      6,100     Ohio Casualty Corp. .................       193,370
        455     Old National Bancorp ................         9,846
        417     Omega Healthcare Investors, Inc. ....         5,846
        428     Opteum, Inc., Class A ...............         3,664
        420     Pennsylvania Real Estate
                Investment Trust ....................        18,480
      2,321     PFF Bancorp, Inc. ...................        78,241
      2,100     Philadelphia Consolidated
                Holding Corp.+ ......................        71,694
     14,804     Phoenix Cos., Inc. (The) ............       241,305
        900     Piper Jaffray Cos.+ .................        49,500
      7,500     PMA Capital Corp., Class A+..........        76,350
        821     Portfolio Recovery
                Associates, Inc.+ ...................        38,447
      1,451     Potlatch Corp. ......................        62,161
        420     ProAssurance Corp.+ .................        21,840
        972     Prosperity Bancshares, Inc. .........        29,364
      2,830     Provident Bankshares Corp............       103,154
     20,600     Quanta Capital Holdings, Ltd.+ ......        61,800
      1,600     RAIT Investment Trust ...............        45,184
        800     Ramco-Gershenson Properties Trust ...        24,216
      1,291     Republic Bancorp, Inc. ..............        15,544
        600     RLI Corp. ...........................        34,380
        300     Safety Insurance Group, Inc..........        13,698
      1,103     Santander BanCorp ...................        28,016
      3,600     Saxon Capital, Inc. .................        37,584
        800     Selective Insurance Group ...........        42,400
      3,940     Senior Housing Properties Trust .....        71,314
      1,615     Sterling Financial Corp./WA..........        46,835
      1,090     Sun Bancorp, Inc.+ ..................        21,255
      7,400     Sunset Financial Resources, Inc. ....        67,562
         34     Susquehanna Bancshares, Inc. ........           876

                    See Notes to Statements of Investments.

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Financials (continued)
      1,500     SVB Financial Group+ ................ $      79,575
        400     Texas Capital Bancshares, Inc.+ .....         9,600
      4,905     Trammell Crow Co.+ ..................       174,912
        300     United Community Banks, Inc. ........         8,445
      1,300     United Fire & Casualty Co. ..........        42,770
         32     Universal Health Realty
                Income Trust ........................         1,169
         31     USB Holding Co., Inc. ...............           711
        700     Western Sierra Bancorp ..............        31,738
      2,968     World Acceptance Corp.+ .............        81,323
      1,300     WSFS Financial Corp. ................        81,679
      2,700     Zenith National Insurance Corp. .....       129,951
                                                      -------------
                                                          5,193,605
                                                      -------------
Health Care - 4.0%
        676     Albany Molecular Research, Inc.+ ....         6,868
      4,256     Alpharma, Inc., Class A .............       114,146
      2,162     Arqule, Inc.+ .......................        12,410
        700     Bio-Rad Laboratories, Inc.,
                Class A+ ............................        43,645
      2,207     Chemed Corp. ........................       130,963
      1,700     Conmed Corp.+ .......................        32,555
      1,804     Gentiva Health Services, Inc.+ ......        32,851
      1,655     IRIS International, Inc.+ ...........        25,868
      1,400     Kindred Healthcare, Inc.+ ...........        35,210
      1,000     Kos Pharmaceuticals, Inc.+ ..........        47,770
         72     Lifecell Corp.+ .....................         1,624
        200     Matria Healthcare, Inc.+ ............         7,592
      1,219     Orchid Cellmark, Inc.+ ..............         6,997
      1,000     Pediatrix Medical Group, Inc.+ ......       102,640
        500     Res-Care, Inc.+ .....................         9,190
     12,012     Savient Pharmaceuticals, Inc.+ ......        64,024
      1,500     Serologicals Corp.+ .................        36,690

   Shares                                                 Value
-----------                                           -------------
Health Care (continued)
      1,100     Sybron Dental Specialties, Inc.+ .... $      45,364
      2,100     Trizetto Group, Inc.+ ...............        36,939
        342     West Pharmaceutical
                Services, Inc. ......................        11,874
                                                      -------------
                                                            805,220
                                                      -------------
Industrials - 19.5%
        455     ABM Industries, Inc. ................         8,722
      1,700     AGCO Corp.+ .........................        35,258
      2,900     Airtran Holdings, Inc.+ .............        52,519
      1,100     Alaska Air Group, Inc.+ .............        38,995
         72     Applied Industrial
                Technologies, Inc. ..................         3,211
      4,519     Arkansas Best Corp. .................       176,783
      2,247     Artesyn Technologies, Inc.+..........        24,605
        410     Astec Industries, Inc.+ .............        14,719
      7,973     C&D Technologies, Inc. ..............        73,671
      1,744     Cascade Corp. .......................        92,170
     12,045     CBIZ, Inc.+ .........................        96,360
      4,970     Comfort Systems USA, Inc. ...........        67,095
      3,100     Commercial Vehicle Group, Inc.+ .....        59,551
      2,067     Continental Airlines, Inc.,
                Class B+ ............................        55,602
      2,533     Corrections Corp. of America+ .......       114,492
        900     Curtiss-Wright Corp. ................        59,580
     12,025     DHB Capital Group, Inc.+ ............        57,480
        100     DiamondCluster
                International, Inc.+ ................         1,070
      1,500     Dollar Thrifty Automotive Group+ ....        68,100
      1,700     Dynamic Materials Corp. .............        60,588
      2,154     EGL, Inc.+ ..........................        96,930
      1,200     EMCOR Group, Inc.+ ..................        59,592
      1,400     EnPro Industries, Inc.+ .............        48,020
        100     Federal Signal Corp. ................         1,850
        122     Flowserve Corp.+ ....................         7,117
      3,840     FTI Consulting, Inc.+ ...............       109,555

                    See Notes to Statements of Investments.

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Industrials (continued)
        180     G&K Services, Inc., Class A ......... $       7,657
      1,300     Gardner Denver, Inc.+ ...............        84,760
         81     GATX Corp. ..........................         3,344
      6,900     General Cable Corp.+ ................       209,277
      1,320     Genesee & Wyoming, Inc., Class A+ ...        40,498
        900     Genlyte Group, Inc.+ ................        61,326
      7,300     Griffon Corp.+ ......................       181,332
      3,600     Jorgensen (Earle M.) Co.+ ...........        54,540
      4,878     Kaman Corp. .........................       122,730
        500     Kelly Services, Inc., Class A........        13,585
      3,200     Kennametal, Inc. ....................       195,648
      3,610     Laidlaw International, Inc. .........        98,192
      3,550     Lincoln Electric Holdings, Inc. .....       191,665
      6,250     Marten Transport, Ltd.+ .............       113,062
         19     Moog, Inc., Class A+ ................           674
      1,000     Mueller Industries, Inc. ............        35,690
        200     NCO Group, Inc.+ ....................         4,750
      3,086     Orbital Sciences Corp.+ .............        48,821
         88     Pacer International, Inc. ...........         2,876
      3,600     RBC Bearings, Inc.+ .................        73,800
      2,692     SCS Transportation, Inc.+ ...........        78,364
        945     Shaw Group, Inc. (The)+ .............        28,728
        610     SIRVA, Inc.+ ........................         5,203
        140     SkyWest, Inc. .......................         4,098
      2,715     Smith (A.O.) Corp. ..................       143,352
        300     Sun Hydraulics, Inc. ................         6,414
      1,800     TeleTech Holdings, Inc.+ ............        19,998
      2,958     Thomas & Betts Corp.+ ...............       151,982
      1,054     Tredegar Corp. ......................        16,769
          8     TRM Corp.+ ..........................            54
        703     United Rentals, Inc.+ ...............        24,254
      1,637     United Stationers, Inc.+ ............        86,925
        600     Universal Forest Products, Inc. .....        38,094
      2,641     URS Corp.+ ..........................       106,300
        400     Viad Corp. ..........................        13,712

   Shares                                                 Value
-----------                                           -------------
Industrials (continued)
      1,620     Washington Group
                International, Inc. ................. $      92,972
        400     Waste Connections, Inc.+ ............        15,924
      5,200     World Air Holdings, Inc.+ ...........        51,064

                                                      -------------
                                                          3,912,069
                                                      -------------
Information Technology - 11.5%
      2,470     Actel Corp.+ ........................        39,372
      1,548     Adaptec, Inc.+ ......................         8,561
        100     Aeroflex, Inc.+ .....................         1,373
      5,446     Agile Software Corp.+ ...............        41,553
      6,238     Agilysys, Inc. ......................        93,944
        300     Anaren, Inc.+ .......................         5,841
      1,300     Anixter International, Inc. ..... ...        62,114
      8,307     Applied Micro Circuits Corp.+ .......        33,810
      2,444     AsiaInfo Holdings, Inc.+ ............        12,220
        960     Atmel Corp.+ ........................         4,531
      2,399     Axcelis Technologies, Inc.+ ..... ...        14,058
        300     Bankrate, Inc.+ .....................        13,068
      5,546     Bell Microproducts, Inc.+ ...........        34,163
        750     Benchmark Electronics, Inc.+ ........        28,763
        284     BISYS Group, Inc. (The)+ ............         3,828
      1,000     Blue Coat Systems, Inc.+ ............        21,740
      1,192     Checkpoint Systems, Inc.+ ...........        32,041
      3,162     Ciber, Inc.+ ........................        20,174
        400     Click Commerce, Inc.+ ...............         9,576
        500     CNET Networks, Inc.+ ................         7,105
        200     Coherent, Inc.+ .....................         7,022
      2,300     CommScope, Inc.+ ....................        65,665
      1,100     Conexant Systems, Inc.+ .............         3,795
      4,030     CTS Corp. ...........................        53,921
      2,700     Digital Insight Corp.+ ..............        98,280
      1,200     Electronics for Imaging+ ............        33,564
      2,766     Entegris, Inc.+ .....................        29,430
     13,306     Homestore, Inc.+ ....................        87,287
        210     Imation Corp. .......................         9,011
        300     Infospace, Inc.+ ....................         8,385

                    See Notes to Statements of Investments.

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Information Technology (continued)
      4,897     Integrated Device
                Technology, Inc.+ ................... $      72,770
      5,684     Integrated Silicon Solution,
                Inc.+ ...............................        37,742
        300     Intergraph Corp.+ ...................        12,498
      1,508     Intermec, Inc.+ .....................        46,009
      1,577     Internet Capital Group, Inc.+........        14,855
      3,024     Interwoven, Inc.+ ...................        27,186
        700     Itron, Inc.+ ........................        41,895
        600     j2 Global Communications, Inc.+ .....        28,200
      5,000     Keithley Instruments, Inc. ..........        76,800
        200     Komag, Inc.+ ........................         9,520
      8,600     Mattson Technology, Inc.+ ...........       103,200
      2,100     McData Corp., Class A+ ..............         9,702
        400     Metrologic Instruments, Inc.+ .......         9,252
      3,500     Microtune, Inc.+ ....................        18,270
        700     MIPS Technologies, Inc.+ ............         5,222
        100     MPS Group, Inc.+ ....................         1,530
      2,993     Multi-Fineline Electronix, Inc.+ ....       175,061
          1     Oplink Communications, Inc.+ ........            17
      1,500     Palm, Inc.+ .........................        34,740
        100     Paxar Corp.+ ........................         1,957
        100     Perot Systems Corp., Class A+ .......         1,556
        100     Photronics, Inc.+ ...................         1,876
        628     Plexus Corp.+ .......................        23,594
      3,100     Powerwave Technologies, Inc.+ .......        41,819
     42,100     Quantum Corp.+ ......................       157,454
        600     Radisys Corp.+ ......................        11,910
      4,294     Redback Networks, Inc.+ .............        93,137
      1,331     Rofin-Sinar Technologies, Inc.+ .....        72,047
      6,023     Silicon Storage Technology, Inc.+ ...        26,381
      5,342     Skyworks Solutions, Inc.+ ...........        36,272

   Shares                                                 Value
-----------                                           -------------
Information Technology (continued)
      5,868     SonicWALL, Inc.+ .................... $      41,604
      2,460     SYKES Enterprises, Inc.+ ............        34,883
        300     Synaptics, Inc.+ ....................         6,597
        390     SYNNEX Corp.+ .......................         7,238
      2,184     Talx Corp. ..........................        62,200
        400     Technitrol, Inc. ....................         9,592
      1,500     Ulticom, Inc.+ ......................        16,125
      2,900     Vasco Data Security International+ ..        23,722
      1,293     Vignette Corp.+ .....................        19,072
                                                      -------------
                                                          2,297,700
                                                      -------------
Materials - 14.5%
        300     AK Steel Holding Corp.+ .............         4,500
      4,400     Aleris International, Inc.+ .........       211,508
        700     Aptargroup, Inc. ....................        38,675
      1,418     Arch Chemicals, Inc. ................        43,107
      8,916     Bowater, Inc. .......................       263,735
     11,708     Buckeye Technologies, Inc.+..........       105,957
      2,500     Caraustar Industries, Inc.+ .........        25,725
        400     Carpenter Technology ................        37,808
      4,674     Century Aluminum Co.+ ...............       198,411
      6,650     Gibraltar Industries, Inc. ..........       195,909
      4,200     Glatfelter ..........................        76,986
      1,595     H.B. Fuller Co. .....................        81,887
      5,851     Metal Management, Inc. ..............       185,184
         22     NewMarket Corp. .....................         1,047
      6,821     PolyOne Corp.+ ......................        63,572
      1,600     Pope & Talbot, Inc. .................        10,880
        800     Royal Gold, Inc. ....................        28,952
      3,175     RTI International Metals, Inc.+ .....       174,149
     11,700     Sappi, Ltd. ADR .....................       172,575
        300     Schnitzer Steel Industries,
                Inc., Class A .......................        12,855
        900     Schulman (A.), Inc. .................        22,275
      1,000     Silgan Holdings, Inc. ...............        40,170
      3,200     Smurfit-Stone Container Corp.+ ......        43,424

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Materials (continued)
         32     Terra Industries, Inc.+ ............. $         226
      2,283     Texas Industries, Inc. ..............       138,099
      6,700     Titanium Metals Corp.+ ..............       325,285
     25,809     Wausau Paper Corp. ..................       365,714
      1,700     Wellman, Inc. .......................        10,812
      2,010     Wheeling-Pittsburgh Corp.+...........        36,904
                                                      -------------
                                                          2,916,331
                                                      -------------
Telecommunication Services - 1.0%
     15,420     Cincinnati Bell, Inc.+ ..............        69,698
      2,400     IDT Corp., Class B+ .................        26,568
      8,934     Talk America Holdings, Inc.+ ........        76,207
        900     USA Mobility, Inc.+ .................        25,632
                                                      -------------
                                                            198,105
                                                      -------------
Utilities - 1.4%
      3,056     Black Hills Corp. ...................       103,904
        960     Energen Corp. .......................        33,600
      8,871     Sierra Pacific Resources+ ...........       122,508
        630     Southern Union Co. ..................        15,643
                                                      -------------
                                                            275,655
                                                      -------------
Total Investments - 98.4%
(Cost $14,805,503)                                       19,742,600
Other Assets & Liabilities, Net - 1.6%                      319,036
                                                      -------------
NET ASSETS - 100.0%                                     $20,061,636
                                                      =============

----------
ADR - American Depository Receipt.
+ Non-income producing security.

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
COMMON STOCK - 99.6%
Consumer Discretionary - 11.5%
        100     1-800-FLOWERS.COM, Inc., Class A+ ... $         710
        200     4Kids Entertainment, Inc.+ .. .......         3,438
        500     99 Cents Only Stores+ ...............         6,780
        200     A.C. Moore Arts & Crafts, Inc.+ .....         3,680
        450     Aaron Rents, Inc. ...................        12,227
      1,200     Abercrombie & Fitch Co., Class A ....        69,960
        800     Acme United Corp. ...................        11,208
      1,350     Advance Auto Parts, Inc. ............        56,214
        450     Aeropostale, Inc.+ ..................        13,572
        200     AFC Enterprises+ ....................         2,780
        950     Alderwoods Group, Inc.+ .............        17,005
        200     Aldila, Inc. ........................         6,640
      3,600     Amazon.Com, Inc.+ ...................       131,436
        900     American Axle & Manufacturing
                Holdings, Inc. ......................        15,417
      1,400     American Eagle Outfitters ...........        41,804
      1,550     American Greetings Corp., Class A ...        33,511
        300     America's Car-Mart, Inc.+ ...........         6,450
        400     Ameristar Casinos, Inc. .............        10,316
        750     AnnTaylor Stores Corp.+ .............        27,593
      1,925     Apollo Group, Inc., Class A+ ........       101,082
        950     Applebees International, Inc. .......        23,322
        100     Applica, Inc.+ ......................           326
      1,850     ArvinMeritor, Inc. ..................        27,584
        100     Asbury Automotive Group, Inc.+ ......         1,972
        200     Ashworth, Inc.+ .....................         1,986
      2,300     Autonation, Inc.+ ...................        49,565
        700     Autozone, Inc.+ .....................        69,783
        200     Avatar Holdings, Inc.+ ..............        12,200
        250     Aztar Corp.+ ........................        10,498
        750     Bally Technologies, Inc.+ ...........        12,742
        200     Bandag, Inc. ........................         8,374

   Shares                                                 Value
-----------                                           -------------
Consumer Discretionary (continued)
        700     Barnes & Noble, Inc. ................ $      32,375
        800     Beazer Homes USA, Inc. ..............        52,560
        450     Bebe Stores, Inc. ...................         8,289
      3,600     Bed Bath & Beyond, Inc.+ ............       138,240
      2,200     Belo Corp. ..........................        43,736
      4,650     Best Buy Co., Inc. ..................       260,074
        200     Big 5 Sporting Goods Corp............         3,916
      1,650     Big Lots, Inc.+ .....................        23,034
      1,000     Black & Decker Corp. ................        86,890
        500     Blockbuster, Inc., Class A ..........         1,985
        400     Blount International, Inc.+ .........         6,444
        200     Blue Nile, Inc.+ ....................         7,038
        400     Bluegreen Corp.+ ....................         5,288
        750     Blyth, Inc. .........................        15,765
        400     Bon-Ton Stores, Inc. (The) ..........        12,940
      1,600     Borders Group, Inc. .................        40,384
        740     BorgWarner, Inc. ....................        44,430
        600     Boyd Gaming Corp. ...................        29,964
      1,000     Brinker International, Inc. .........        42,250
        900     Brookfield Homes Corp. ..............        46,674
      1,200     Brunswick Corp. .....................        46,632
        200     Build-A-Bear Workshop, Inc.+ ........         6,130
        400     Cabela's, Inc., Class A+ ............         8,208
      1,800     Cablevision Systems Corp.,
                Class A+ ............................        48,060
        200     Cache, Inc.+ ........................         3,668
        150     California Pizza Kitchen, Inc.+ .....         4,868
      1,600     Callaway Golf Co. ...................        27,520
      1,500     Career Education Corp.+ .............        56,595
      1,500     Caribou Coffee Co., Inc.+ ...........        14,445
      1,190     Carmax, Inc.+ .......................        38,889
      5,200     Carnival Corp. ......................       246,324
        100     Carter's, Inc.+ .....................         6,749
      1,396     Catalina Marketing Corp. ............        32,248
        300     Cato Corp. (The), Class A ...........         7,158
        200     CBRL Group, Inc. ....................         8,782

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                               March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Consumer Discretionary (continued)
      7,662     CBS Corp., Class B .................. $     183,735
         50     CEC Entertainment, Inc.+ ............         1,681
      1,500     Centex Corp. ........................        92,985
        300     Century Casinos, Inc.+ ..............         3,192
      1,750     Champion Enterprises, Inc.+..........        26,180
         62     Charles & Covard, Ltd. ..............           671
        800     Charlotte Russe Holding, Inc.+ ......        17,120
      2,350     Charming Shoppes, Inc.+ .............        34,944
        950     Cheesecake Factory (The)+ ...........        35,578
      2,200     Chico's FAS, Inc.+ ..................        89,408
        900     Christopher & Banks Corp. ...........        20,889
      2,200     Circuit City Stores, Inc. ...........        53,856
        450     Citadel Broadcasting Corp. ..........         4,990
        600     CKE Restaurants, Inc. ...............        10,440
      1,000     CKX, Inc.+ ..........................        13,070
        900     Claire's Stores, Inc. ...............        32,679
      5,587     Clear Channel Communications, Inc. ..       162,079
      4,600     Coach, Inc.+ ........................       159,068
        900     Cobra Electronics Corp ..............         9,531
      1,875     Coldwater Creek, Inc.+ ..............        52,125
        200     Collectors Universe+ ................         2,798
        100     Columbia Sportswear Co.+ ............         5,333
     23,522     Comcast Corp., Class A+ .............       615,336
      1,100     Comstock Homebuilding
                Cos., Inc., Class A+ ................        12,111
        200     Conn's, Inc.+ .......................         6,832
        450     Cooper Tire & Rubber Co. ............         6,453
        850     Corinthian Colleges, Inc.+ ..........        12,240
        300     Cost Plus, Inc.+ ....................         5,130
        200     Cost-U-Less, Inc.+ ..................         1,570
        500     Cox Radio, Inc., Class A+ ...........         6,710
        500     Crown Media Holdings, Inc.,
                Class A+ ............................         3,170
        850     CSK Auto Corp.+ .....................        11,790
        400     Cumulus Media, Inc., Class A+ .......         4,504
        350     Dana Corp. ..........................           528

   Shares                                                 Value
-----------                                           -------------
Consumer Discretionary (continued)
      1,800     Darden Restaurants, Inc. ............ $      73,854
        200     Deckers Outdoor Corp.+ ..............         8,108
      5,476     Delphi Corp. ........................         3,477
        200     Design Within Reach, Inc.+ ..........         1,138
        550     DeVry, Inc.+ ........................        12,524
        600     Dillard's, Inc., Class A ............        15,624
     10,002     DIRECTV Group, Inc. (The)+ ..........       164,033
      3,200     Discovery Holding Co., Class A+ .....        48,000
        200     Dixie Group, Inc.+ ..................         2,992
        750     Dolby Laboratories, Inc.,
                Class A+ ............................        15,675
      3,531     Dollar General Corp. ................        62,393
      1,250     Dollar Tree Stores, Inc.+ ...........        34,588
         50     Domino's Pizza, Inc. ................         1,428
        400     Dow Jones & Co., Inc. ...............        15,720
      3,523     DR Horton, Inc. .....................       117,034
        200     Dreamworks Animation SKG,
                Inc., Class A+ ......................         5,290
        100     DSW, Inc., Class A+ .................         3,132
        200     Dura Automotive Systems,
                Inc., Class A+ ......................           480
      3,400     Eastman Kodak Co. ...................        96,696
      2,500     EchoStar Communications
                Corp., Class A+ .....................        74,675
        200     Educate, Inc.+ ......................         1,704
        600     Education Management Corp.+ .........        24,960
        419     Emmis Communications
                Corp., Class A+ .....................         6,704
        200     Empire Resorts, Inc.+ ...............         1,032
      1,450     Entercom Communications Corp. .......        40,484
        800     Entravision Communications
                Corp., Class A+ .....................         7,328
        900     Everlast Worldwide, Inc.+ ...........        16,650
      1,050     EW Scripps Co., Class A .............        46,946
        200     Exide Technologies+ .................           572
      2,890     Expedia, Inc.+ ......................        58,581

                    See Notes to Statements of Investments.

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Consumer Discretionary (continued)
      1,900     Family Dollar Stores, Inc. .......... $      50,540
        400     Famous Dave's Of America, Inc.+ .....         5,224
      3,074     Federated Department Stores, Inc. ...       224,402
        300     Finish Line (The), Class A ..........         4,935
        750     Fleetwood Enterprises, Inc.+.........         8,378
      1,800     Foot Locker, Inc. ...................        42,984
     19,835     Ford Motor Co. ......................       157,887
      1,800     Fortune Brands, Inc. ................       145,134
        600     Forward Industries, Inc.+ ...........         6,420
        100     Fossil, Inc.+ .......................         1,858
      1,000     Fred's, Inc. ........................        13,260
      1,300     FTD Group, Inc.+ ....................        12,597
        900     Gaiam, Inc.+ ........................        14,499
        400     GameStop Corp., Class A+ ............        18,856
        400     Gander Mountain Co.+ ................         3,768
      3,100     Gannett Co, Inc. ....................       185,752
      6,750     Gap, Inc. (The) .....................       126,090
        800     Garmin, Ltd. ........................        63,544
        200     Gaylord Entertainment Co.+...........         9,076
        100     Gemstar-TV Guide
                International, Inc.+ ................           309
      4,620     General Motors Corp. ................        98,267
        200     GenTek, Inc.+ .......................         4,154
      1,560     Gentex Corp. ........................        27,238
      2,100     Genuine Parts Co. ...................        92,043
        800     Getty Images, Inc.+ .................        59,904
        800     Golf Galaxy, Inc.+ ..................        17,480
      2,050     Goodyear Tire & Rubber Co. (The)+ ...        29,684
        500     Gray Television, Inc. ...............         4,200
        600     Great Wolf Resorts, Inc.+ ...........         6,954
      1,100     GSI Commerce, Inc.+ .................        18,700
      1,400     GTECH Holdings Corp. ................        47,670
        200     Guess ?, Inc.+ ......................         7,822
        200     Guitar Center, Inc.+ ................         9,540
        250     Gymboree Corp.+ .....................         6,510
      3,160     H&R Block, Inc. .....................        68,414

   Shares                                                 Value
-----------                                           -------------
Consumer Discretionary (continued)
        200     Hancock Fabrics, Inc. ............... $         728
        300     Handleman Co. .......................         2,880
      2,700     Harley-Davidson, Inc. ...............       140,076
        700     Harman International
                Industries, Inc. ....................        77,791
      2,108     Harrah's Entertainment, Inc..........       164,302
        500     Harte-Hanks, Inc. ...................        13,675
      1,750     Hasbro, Inc. ........................        36,925
        400     Helen of Troy, Ltd.+ ................         8,480
        200     Hibbett Sporting Goods, Inc.+ .......         6,598
      4,415     Hilton Hotels Corp. .................       112,406
      1,100     Hollinger International, Inc.,
                Class A .............................         9,218
     24,550     Home Depot, Inc. ....................     1,038,465
        400     HOT Topic, Inc.+ ....................         5,800
        300     Hovnanian Enterprises, Inc.,
                Class A+ ............................        13,179
      2,990     IAC/InterActiveCorp.+ ...............        88,116
        900     Infosonics Corp.+ ...................         9,198
        200     Insight Enterprises, Inc.+ ..........         4,402
      1,150     Interactive Data Corp.+ .............        27,025
        300     Interface, Inc., Class A+ ...........         4,143
      3,900     International Game Technology .......       137,358
      1,212     International Speedway
                Corp., Class A ......................        61,691
      4,742     Interpublic Group of Cos., Inc.+ ....        45,334
        200     Isle of Capri Casinos, Inc.+ ........         6,656
        500     ITT Educational Services, Inc.+ .....        32,025
      2,467     J.C. Penney Co., Inc. ...............       149,031
        750     Jack in the Box, Inc.+ ..............        32,625
        200     Jackson Hewitt Tax Service, Inc. ....         6,316
        400     Jakks Pacific, Inc.+ ................        10,696
        200     Jo-Ann Stores, Inc.+ ................         2,692
      2,300     Johnson Controls, Inc. ..............       174,639
      1,578     Jones Apparel Group, Inc. ...........        55,814

                    See Notes to Statements of Investments.

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Consumer Discretionary (continued)
        600     Journal Communications,
                Inc., Class A ....................... $       7,440
        500     Journal Register Co. ................         6,090
        917     K2, Inc.+ ...........................        11,508
        800     KB Home .............................        51,984
        900     Kellwood Co. ........................        28,251
        200     Kenneth Cole Productions,
                Inc., Class A .......................         5,540
        900     Keystone Automotive
                Industries, Inc.+ ...................        37,989
      1,100     Kimball International, Inc.,
                Class B .............................        16,544
        870     Knight Ridder, Inc. .................        54,993
      3,900     Kohl's Corp.+ .......................       206,739
        300     Krispy Kreme Doughnuts, Inc.+ .......         2,694
        200     K-Swiss, Inc., Class A ..............         6,028
      1,200     Lamar Advertising Co., Class A+ .....        63,144
        200     Landry's Restaurants, Inc. ..........         7,066
      1,400     Las Vegas Sands Corp.+ ..............        79,324
        800     Laureate Education, Inc.+ ...........        42,704
        300     La-Z-Boy, Inc. ......................         5,100
        600     Leapfrog Enterprises, Inc.+ .........         6,372
        450     Lear Corp. ..........................         7,978
        350     Lee Enterprises, Inc. ...............        11,652
      2,360     Leggett & Platt, Inc. ...............        57,513
      1,500     Lennar Corp., Class A ...............        90,570
        200     Lenox Group, Inc.+ ..................         2,620
        200     Levitt Corp., Class A ...............         4,408
      5,101     Liberty Global, Inc., Class A+ ......       104,417
     31,800     Liberty Media Corp., Class A+ .......       261,078
        750     Lifetime Brands, Inc. ...............        21,142
      4,015     Limited Brands, Inc. ................        98,207
        100     Lin TV Corp., Class A+ ..............           900
      1,000     Lincoln Educational Services
                Corp.+ ..............................        16,950
        200     Lithia Motors, Inc., Class A ........         6,940

   Shares                                                 Value
 -----------                                           ------------
Consumer Discretionary (continued)
        698     Live Nation, Inc.+ .................. $      13,848
      1,400     Liz Claiborne, Inc. .................        57,372
        900     LKQ Corp.+ ..........................        18,729
      8,128     Lowe's Cos., Inc. ...................       523,768
        200     M/I Homes, Inc. .....................         9,400
        400     Marcus Corp. ........................         7,980
        300     Marine Products Corp. ...............         3,297
      2,200     Marriott International, Inc.,
                Class A .............................       150,920
        400     Martha Stewart Living
                Omnimedia, Class A+ .................         6,744
        700     Marvel Entertainment, Inc.+..........        14,084
      4,330     Mattel, Inc. ........................        78,503
        250     Matthews International
                Corp., Class A ......................         9,565
        900     Maytag Corp. ........................        19,197
         50     McClatchy Co., Class A ..............         2,442
     14,300     McDonald's Corp. ....................       491,348
      4,400     McGraw-Hill Cos., Inc. (The) ........       253,528
        271     MDC Holdings, Inc. ..................        17,428
        967     Mediacom Communications
                Corp., Class A+ .....................         5,560
        429     Men's Wearhouse, Inc. (The) .........        15,418
        150     Meritage Homes Corp.+ ...............         8,244
      1,600     MGM Mirage+ .........................        68,944
      1,600     Michaels Stores, Inc. ...............        60,128
        200     Modine Manufacturing Co. ............         5,900
        577     Mohawk Industries, Inc.+ ............        46,575
        900     Monarch Casino & Resort, Inc.+ ......        25,551
        150     Morningstar, Inc.+ ..................         6,716
        200     Movado Group, Inc. ..................         4,616
        300     Multimedia Games, Inc.+ .............         4,464
      1,150     Nautilus, Inc. ......................        17,192
        100     Navarre Corp.+ ......................           429
      1,100     New York & Co., Inc.+ ...............        16,434
      2,700     New York Times Co., Class A .........        68,337

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Consumer Discretionary (continued)
      3,026     Newell Rubbermaid, Inc. ............. $      76,225
     28,288     News Corp., Class A .................       469,864
      2,100     Nike, Inc., Class B .................       178,710
        300     Noble International, Ltd. ...........         5,079
      2,800     Nordstrom, Inc. .....................       109,704
      2,000     NTL, Inc.+ ..........................        58,220
        100     NVR, Inc.+ ..........................        73,895
        300     Oakley, Inc. ........................         5,106
      3,800     Office Depot, Inc.+ .................       141,512
        400     OfficeMax, Inc. .....................        12,068
      2,200     Omnicom Group, Inc. .................       183,150
      1,600     O'Reilly Automotive, Inc.+ ..........        58,496
        800     Orient-Express Hotels, Ltd.,
                Class A .............................        31,384
        250     Orleans Homebuilders, Inc............         5,065
        800     Outback Steakhouse, Inc. ............        35,200
        200     Overstock.com, Inc.+ ................         5,964
        900     Oxford Industries, Inc. .............        46,017
      1,800     Pacific Sunwear of
                California, Inc.+ ...................        39,888
        200     Palm Harbor Homes, Inc.+ ............         4,286
      1,650     Payless Shoesource, Inc.+ ...........        37,768
        200     PC Mall, Inc.+ ......................         1,276
        800     Penn National Gaming, Inc.+ .........        33,744
        500     PEP Boys-Manny Moe & Jack ...........         7,555
        200     Perry Ellis International, Inc.+ ....         4,526
      1,700     Petsmart, Inc. ......................        47,838
        700     Pier 1 Imports, Inc. ................         8,127
      1,400     Pinnacle Entertainment, Inc.+ .......        39,438
        400     Pixar+ ..............................        25,656
        800     Polaris Industries, Inc. ............        43,648
        600     Polo Ralph Lauren Corp. .............        36,366
        400     Priceline.com, Inc.+ ................         9,936
        100     Princeton Review, Inc.+ .............           605

   Shares                                                 Value
-----------                                           -------------
Consumer Discretionary (continued)
         94     Proliance International, Inc.+ ...... $         513
      1,000     ProQuest Co.+ .......................        21,390
      2,600     Pulte Homes, Inc. ...................        99,892
      1,200     Quiksilver, Inc.+ ...................        16,632
        241     R.H. Donnelley Corp.+ ...............        14,033
      1,250     Radio One, Inc., Class A+ ...........         9,350
        950     RadioShack Corp. ....................        18,268
        100     Rare Hospitality
                International, Inc.+ ................         3,483
        150     RC2 Corp.+ ..........................         5,972
      2,500     Reader's Digest Association,
                Inc. (The) ..........................        36,875
        200     Red Robin Gourmet Burgers, Inc.+ ....         9,440
        200     RedEnvelope, Inc.+ ..................         2,020
        300     Regal Entertainment Group, Class A ..         5,643
        500     Regis Corp. .........................        17,240
        650     Rent-A-Center, Inc.+ ................        16,634
      1,000     Retail Ventures, Inc.+ ..............        14,660
        200     Rocky Shoes & Boots, Inc.+...........         5,280
      1,800     Ross Stores, Inc. ...................        52,542
      1,200     Royal Caribbean Cruises, Ltd. .......        50,424
        550     Ruby Tuesday, Inc. ..................        17,644
        200     Russ Berrie & Co., Inc.+ ............         3,040
        200     Russell Corp. .......................         2,760
        800     Ruth's Chris Steak House, Inc.+ .....        19,048
        200     Ryan's Restaurant Group, Inc.+ ......         2,900
        600     Ryland Group, Inc. ..................        41,640
      1,300     Saks, Inc.+ .........................        25,090
        800     Salem Communications
                Corp., Class A+ .....................        12,008
        200     Sands Regent+ .......................         2,406
        500     Sauer-Danfoss, Inc. .................        11,475
        150     Scholastic Corp.+ ...................         4,014

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Consumer Discretionary (continued)
        600     Scientific Games Corp., Class A+ .... $      21,078
        678     SCP Pool Corp. ......................        31,805
      1,000     Sears Holdings Corp.+ ...............       132,240
      1,359     Select Comfort Corp.+ ...............        53,748
      3,500     Service Corp. International .........        27,300
      3,100     ServiceMaster Co. (The) .............        40,672
        300     Sharper Image Corp.+ ................         3,843
      1,400     Sherwin-Williams Co. (The)...........        69,216
        600     Shoe Carnival, Inc.+ ................        14,988
      1,162     Shuffle Master, Inc.+ ...............        41,530
      1,000     Sinclair Broadcast Group,
                Inc., Class A .......................         8,150
     12,400     Sirius Satellite Radio, Inc.+ .......        62,992
        900     Six Flags, Inc.+ ....................         9,162
      1,100     Skechers U.S.A., Inc., Class A+ .....        27,423
        646     Snap-On, Inc. .......................        24,626
        850     Sonic Corp.+ ........................        29,860
        453     Sotheby's Holdings, Class A+ ........        13,155
      1,000     Source Interlink Cos., Inc.+ ........        11,400
        800     Spanish Broadcasting
                System, Class A+ ....................         4,424
        400     Speedway Motorsports, Inc............        15,284
        900     Stamps.com, Inc+ ....................        31,734
        150     Standard-Pacific Corp. ..............         5,043
        200     Stanley Furniture Co., Inc. .........         5,850
      1,100     Stanley Works (The) .................        55,726
      8,600     Staples, Inc. .......................       219,472
      8,900     Starbucks Corp.+ ....................       334,996
      2,573     Starwood Hotels & Resorts
                Worldwide, Inc. .....................       174,269
        800     Station Casinos, Inc. ...............        63,496
        750     Steak N Shake Co. (The)+ ............        15,825
        300     Stein Mart, Inc. ....................         5,226
        100     Steinway Musical Instruments+ .......         3,222
        200     Steven Madden, Ltd.+ ................         7,100

   Shares                                                 Value
-----------                                           -------------
Consumer Discretionary (continued)
        200     Stewart Enterprises, Inc.,
                Class A ............................. $       1,142
        100     Strayer Education, Inc. .............        10,226
        400     Stride Rite Corp. ...................         5,792
        300     Superior Industries International ...         5,808
      1,000     Talbots, Inc. .......................        26,870
      9,200     Target Corp. ........................       478,492
        229     Tarragon Corp. ......................         4,557
        137     Technical Olympic USA, Inc. .........         2,788
      1,000     Tempur-Pedic International, Inc.+ ...        14,150
         50     Tenneco, Inc.+ ......................         1,084
        750     Texas Roadhouse, Inc., Class A+ .....        12,818
        200     Thomas Nelson, Inc. .................         5,850
        850     Thor Industries, Inc. ...............        45,356
      1,700     Tiffany & Co. .......................        63,818
        400     Timberland Co., Class A+ ............        13,692
     50,674     Time Warner, Inc. ...................       850,816
        100     Tivo, Inc.+ .........................           723
      5,500     TJX Cos., Inc. ......................       136,510
      1,200     Toll Brothers, Inc.+ ................        41,556
         50     Too, Inc.+ ..........................         1,718
         50     Tractor Supply Co.+ .................         3,317
        500     Trans World Entertainment Corp.+ ....         2,785
        500     Triarc Cos., Inc., Class B ..........         8,740
      2,501     Tribune Co. .........................        68,602
         50     Triple Crown Media, Inc.+ ...........           295
      1,000     TRW Automotive Holdings Corp.+ ......        23,300
      1,000     Tuesday Morning Corp. ...............        23,090
      1,300     Tupperware Brands Corp. .............        26,767
        200     Universal Electronics, Inc.+ ........         3,540
        150     Universal Technical Institute,
                Inc.+ ...............................         4,515
      2,965     Univision Communications,
                Inc., Class A+ ......................       102,204

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Consumer Discretionary (continued)
      1,200     Urban Outfitters, Inc.+ ............. $      29,448
      1,550     Valassis Communications, Inc.+ ......        45,524
        200     Value Line, Inc. ....................         7,400
        800     Valuevision Media, Inc.+ ............        10,224
      1,300     VF Corp. ............................        73,970
      8,662     Viacom, Inc., Class B+ ..............       336,086
         50     Visteon Corp.+ ......................           230
         50     Volcom, Inc.+ .......................         1,776
     22,900     Walt Disney Co. (The) ...............       638,681
        100     Warnaco Group, Inc. (The)+...........         2,400
        100     Warner Music Group Corp. ............         2,169
      1,450     WCI Communities, Inc.+ ..............        40,339
        446     Weight Watchers
                International, Inc. .................        22,924
      1,400     Wendy's International, Inc. .........        86,884
        400     West Marine, Inc.+ ..................         6,004
      1,850     Westwood One, Inc. ..................        20,424
        740     Whirlpool Corp. .....................        67,688
      1,300     Wiley (John) & Sons, Inc.,
                Class A .............................        49,205
         50     William Lyon Homes, Inc.+ ...........         4,784
      1,100     Williams-Sonoma, Inc.+ ..............        46,640
        750     Winnebago Industries ................        22,755
      1,100     WMS Industries, Inc.+ ...............        33,110
        400     Wolverine World Wide, Inc............         8,852
        400     World Wrestling
                Entertainment, Inc. .................         6,760
        800     WorldSpace, Inc., Class A+ ..........         6,040
      1,300     WPT Enterprises, Inc.+ ..............         9,568
      1,100     Wynn Resorts, Ltd.+ .................        84,535
      2,500     XM Satellite Radio Holdings,
                Inc., Class A+ ......................        55,675
      1,450     Yankee Candle Co., Inc. .............        39,686
        400     Young Broadcasting, Inc.,
                Class A+ ............................         1,360
      3,600     Yum! Brands, Inc. ...................       175,896
        400     Zale Corp.+ .........................        11,212
                                                      -------------
                                                         20,220,855
                                                      -------------

   Shares                                                 Value
-----------                                           -------------
Consumer Staples - 7.7%
        850     Alberto-Culver Co. .................. $      37,595
      3,908     Albertson's, Inc. ...................       100,318
        200     Alico, Inc. .........................         9,088
        200     Alliance One International, Inc. ....           972
     24,300     Altria Group, Inc. ..................     1,721,898
      9,000     Anheuser-Busch Cos., Inc. ...........       384,930
      7,161     Archer-Daniels-Midland Co............       240,968
      4,950     Avon Products, Inc. .................       154,291
        800     BJ's Wholesale Club, Inc.+ ..........        25,208
        600     Brown-Forman Corp., Class B .........        46,182
      1,200     Bunge, Ltd. .........................        66,852
      3,100     Campbell Soup Co. ...................       100,440
        200     Casey's General Stores, Inc..........         4,574
        900     Central European
                Distribution Corp.+ .................        34,605
        100     Central Garden & Pet Co.+ ...........         5,314
         50     Chattem, Inc.+ ......................         1,882
        400     Chiquita Brands
                International, Inc. .................         6,708
      1,700     Church & Dwight Co, Inc. ............        62,764
      1,600     Clorox Co. ..........................        95,760
     25,370     Coca-Cola Co. (The) .................     1,062,242
      2,920     Coca-Cola Enterprises, Inc. .........        59,393
      5,580     Colgate-Palmolive Co. ...............       318,618
      5,373     ConAgra Foods, Inc. .................       115,305
      1,850     Constellation Brands, Inc.,
                Class A+ ............................        46,342
        800     Corn Products International, Inc. ...        23,656
      5,800     Costco Wholesale Corp. ..............       314,128
      8,880     CVS Corp. ...........................       265,246
      1,684     Dean Foods Co.+ .....................        65,390
      2,405     Del Monte Foods Co. .................        28,523
        300     Delta & Pine Land Co. ...............         9,048
        833     Energizer Holdings, Inc.+ ...........        44,149
      1,600     Estee Lauder Cos., Inc., Class A
                (The) ...............................        59,504

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Consumer Staples (continued)
      1,600     Flowers Foods, Inc. ................. $      47,520
        200     Fresh Del Monte Produce, Inc. .......         4,230
      4,300     General Mills, Inc. .................       217,924
        500     Gold Kist, Inc.+ ....................         6,320
        500     Great Atlantic & Pacific Tea Co.+ ...        17,465
        200     Green Mountain Coffee
                Roasters, Inc.+ .....................         7,944
      2,100     Hershey Co. (The) ...................       109,683
      4,300     HJ Heinz Co .........................       163,056
        900     Hormel Foods Corp. ..................        30,420
        900     Inter Parfums, Inc. .................        17,937
        718     J.M. Smucker Co. (The) ..............        28,505
        200     John B. Sanfilippo & Son, Inc.+ .....         3,166
      2,800     Kellogg Co. .........................       123,312
      5,074     Kimberly-Clark Corp. ................       293,277
      3,000     Kraft Foods, Inc., Class A ..........        90,930
      8,250     Kroger Co. (The)+ ...................       167,970
      1,050     Loews Corp. - Carolina Group ........        49,633
        300     Mannatech, Inc. .....................         5,214
      1,500     McCormick & Co., Inc. ...............        50,790
        800     Molson Coors Brewing Co., Class B ...        54,896
        200     Natural Health Trends Corp.+ ........         1,350
        200     Natures Sunshine Prods, Inc. ........         2,500
      1,700     NBTY, Inc.+ .........................        38,284
        600     Nu Skin Enterprises, Inc., Class A ..        10,518
      1,820     Pepsi Bottling Group, Inc. ..........        55,310
      1,700     PepsiAmericas, Inc. .................        41,565
     18,940     PepsiCo, Inc. .......................     1,094,543
      1,400     Performance Food Group Co.+ .........        43,666
         50     Pilgrim's Pride Corp. ...............         1,083
        900     Playtex Products, Inc.+ .............         9,423

   Shares                                                 Value
-----------                                           -------------
Consumer Staples (continued)
     38,152     Procter & Gamble Co. ................ $   2,198,318
        900     Reliv International, Inc. ...........        11,151
      1,132     Reynolds American, Inc. .............       119,426
        100     Rite Aid Corp.+ .....................           400
        267     Rocky Mountain Chocolate
                Factory, Inc. .......................         4,211
        300     Ruddick Corp. .......................         7,293
      4,850     Safeway, Inc. .......................       121,832
      8,770     Sara Lee Corp. ......................       156,808
        900     Smart & Final, Inc.+ ................        14,751
      1,000     Smithfield Foods, Inc.+ .............        29,340
        800     Spartan Stores, Inc. ................        10,200
      1,500     Supervalu, Inc. .....................        46,230
      6,900     Sysco Corp. .........................       221,145
      2,805     Tyson Foods, Inc., Class A ..........        38,541
        200     USANA Health Sciences, Inc.+ ........         8,344
      2,000     UST, Inc. ...........................        83,200
     11,700     Walgreen Co. ........................       504,621
     30,320     Wal-Mart Stores, Inc. ...............     1,432,317
        100     Weis Markets ,Inc. ..................         4,457
      1,600     Whole Foods Market, Inc. ............       106,304
      1,600     Wm. Wrigley Jr. Co. .................       102,400
                                                      -------------
                                                         13,521,616
                                                      -------------
Energy - 9.5%
      1,400     Able Energy+ ........................        11,004
        750     Alon USA Energy, Inc. ...............        18,465
      1,000     Alpha Natural Resources, Inc.+ ......        23,140
        900     Amerada Hess Corp. ..................       128,160
      2,378     Anadarko Petroleum Corp. ............       240,202
      3,956     Apache Corp. ........................       259,158
        900     Arch Coal, Inc. .....................        68,346
        150     ATP Oil & Gas Corp.+ ................         6,586
         50     Atwood Oceanics, Inc.+ ..............         5,050
      4,100     Baker Hughes, Inc. ..................       280,440
        600     Barnwell Industries, Inc. ...........        13,896

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           ------------
Energy (continued)
        150     Berry Petroleum Co., Class A ........ $      10,268
      3,872     BJ Services Co ......................       133,971
        800     Boardwalk Pipeline Partners LP+ .....        17,448
        750     Bois 'd Arc Energy, Inc.+ ...........        12,488
        900     Bolt Technology Corp.+ ..............        11,475
        400     BP Prudhoe Bay Royalty Trust ........        28,276
        600     Brigham Exploration Co.+ ............         5,256
      4,000     Burlington Resources, Inc. ..........       367,640
        250     Cabot Oil & Gas Corp. ...............        11,982
        950     Cheniere Energy, Inc.+ ..............        38,542
      4,250     Chesapeake Energy Corp. .............       133,492
     26,549     Chevron Corp. .......................     1,539,046
      1,147     Cimarex Energy Co. ..................        49,619
        200     Clayton Williams Energy, Inc.+ ......         8,184
        900     CNX Gas Corp.+ ......................        23,400
     14,816     ConocoPhillips ......................       935,630
      1,100     CONSOL Energy, Inc. .................        81,576
      1,400     Cooper Cameron Corp.+ ...............        61,712
        200     Copano Energy LLC ...................         8,904
        200     Cross Timbers Royalty Trust..........         9,316
        200     Crosstex Energy, Inc. ...............        15,490
        200     Dawson Geophysical Co.+ .............         5,520
      2,300     Denbury Resources, Inc.+ ............        72,841
      5,036     Devon Energy Corp. ..................       308,052
      1,000     Diamond Offshore Drilling, Inc. .....        89,500
        800     Double Hull Tankers, Inc. ...........        10,600
      7,414     El Paso Corp. .......................        89,339
        106     Enbridge Energy Management LLC+ .....         4,534
      1,550     Encore Acquisition Co.+ .............        48,050
        200     Energy Partners, Ltd.+ ..............         4,716
      1,800     ENSCO International, Inc. ...........        92,610
      2,800     EOG Resources, Inc. .................       201,600
     73,750     Exxon Mobil Corp. ...................     4,488,425

   Shares                                                 Value
-----------                                           -------------
Energy (continued)
        900     Fieldpoint Petroleum Corp+........... $       5,121
        939     FMC Technologies, Inc.+ .............        48,096
        696     Forest Oil Corp.+ ...................        25,877
        750     Foundation Coal Holdings, Inc. ......        30,855
        250     Frontier Oil Corp. ..................        14,838
        800     FX Energy, Inc.+ ....................         4,184
         50     General Maritime Corp. ..............         1,667
      1,000     Georesources, Inc.+ .................        10,280
      1,850     Global Industries, Ltd.+ ............        26,806
      2,397     GlobalSantaFe Corp. .................       145,618
        200     GMX Resources, Inc.+ ................         7,490
        400     Goodrich Petroleum Corp.+............        10,800
      1,500     Grant Prideco, Inc.+ ................        64,260
      3,900     Grey Wolf, Inc.+ ....................        29,016
        200     Gulf Island Fabrication, Inc.........         4,734
        200     Gulfmark Offshore, Inc.+ ............         5,560
      6,200     Halliburton Co. .....................       452,724
      1,950     Hanover Compressor Co.+ .............        36,309
      1,100     Helix Energy Solutions
                Group, Inc.+ ........................        41,690
        350     Helmerich & Payne, Inc. .............        24,437
        200     Holly Corp. .........................        14,824
        900     Hornbeck Offshore Services, Inc.+ ...        32,463
        200     Hugoton Royalty Trust ...............         6,226
        750     Inergy Holdings LP ..................        26,775
        200     Infinity Energy Resources, Inc.+ ....         1,554
      1,100     Input/Output, Inc.+ .................        10,681
      2,300     International Coal Group, Inc.+ .....        22,402
      1,550     KCS Energy, Inc.+ ...................        40,300
      1,368     Kerr-McGee Corp. ....................       130,617
      1,600     KFX, Inc.+ ..........................        29,120
        424     Kinder Morgan Management, LLC+ ......        18,651
      1,100     Kinder Morgan, Inc. .................       101,189

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                Value
-----------                                           -------------
Energy (continued)
        250     Lone Star Technologies, Inc.+ ....... $      13,852
        900     Lufkin Industries, Inc. .............        49,896
      4,436     Marathon Oil Corp. ..................       337,890
        563     Mariner Energy, Inc.+ ...............        11,547
      1,850     Massey Energy Co. ...................        66,730
        100     Matrix Service Co.+ .................         1,148
        200     Maverick Tube Corp.+ ................        10,598
        800     McMoRan Exploration Co.+ ............        14,272
        100     Meridian Resource Corp.+ ............           405
      2,000     Murphy Oil Corp. ....................        99,640
      1,900     Nabors Industries, Ltd.+ ............       136,002
      1,919     National Oilwell Varco, Inc.+........       123,046
      1,600     Newfield Exploration Co.+ ...........        67,040
        600     Newpark Resources+ ..................         4,920
      1,660     Noble Corp. .........................       134,626
      2,000     Noble Energy, Inc. ..................        87,840
      5,005     Occidental Petroleum Corp............       463,713
        200     Oceaneering International, Inc.+ ....        11,460
        800     OMI Corp. ...........................        14,416
        800     Parallel Petroleum Corp.+ ...........        14,760
        450     Parker Drilling Co.+ ................         4,172
      1,550     Patterson-UTI Energy, Inc. ..........        49,538
      3,200     Peabody Energy Corp. ................       161,312
      1,050     PetroHawk Energy Corp.+ .............        14,385
        200     Petroleum Development Corp.+ ........         9,072
        800     Petroquest Energy, Inc.+ ............         8,072
        800     PHI, Inc.+ ..........................        29,376
        900     Pioneer Drilling Co.+ ...............        14,787
      1,800     Pioneer Natural Resources Co. .......        79,650
      1,200     Plains Exploration &
                Production Co.+ .....................        46,368
        650     Pogo Producing Co. ..................        32,662
      1,450     Pride International, Inc.+ ..........        45,211
        950     Quicksilver Resources, Inc.+.........        36,727
      1,675     Range Resources Corp. ...............        45,744

   Shares                                                Value
-----------                                           ------------
Energy (continued)
        200     Resource America, Inc., Class A ..... $       3,984
      1,400     Rowan Cos., Inc. ....................        61,544
        500     Royale Energy, Inc.+ ................         3,045
        900     RPC, Inc. ...........................        20,565
      6,700     Schlumberger, Ltd. ..................       848,019
         53     SEACOR Holdings, Inc.+ ..............         4,198
      2,400     Smith International, Inc. ...........        93,504
      1,600     Southwestern Energy Co.+ ............        51,504
        550     St. Mary Land & Exploration Co. .....        22,456
      1,640     Sunoco, Inc. ........................       127,215
      1,050     Superior Energy Services, Inc.+ .....        28,130
        200     Superior Well Services, Inc.+........         5,814
        500     Syntroleum Corp.+ ...................         4,135
        800     Teekay Shipping Corp. ...............        29,656
        850     Tesoro Corp. ........................        58,089
         50     Tetra Technologies, Inc.+ ...........         2,352
        500     TGC Industries, Inc.+ ...............         5,470
        950     Tidewater, Inc. .....................        52,468
        400     Todco, Class A+ .....................        15,764
        200     Toreador Resources Corp.+ ...........         6,222
      1,000     Transmontaigne Partners LP...........        29,260
      4,213     Transocean, Inc.+ ...................       338,304
      2,140     Ultra Petroleum Corp.+ ..............       133,343
      1,350     USEC, Inc. ..........................        16,268
      7,064     Valero Energy Corp. .................       422,286
        150     Veritas DGC, Inc.+ ..................         6,808
        200     W&T Offshore, Inc. ..................         8,062
        400     Warren Resources, Inc.+ .............         5,960
      4,200     Weatherford International, Ltd.+ ....       192,150
        850     Western Gas Resources, Inc...........        41,012
         50     Whiting Petroleum Corp.+ ............         2,050
      6,950     Williams Cos., Inc. .................       148,660
        850     Williams Partners LP ................        27,820

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                Value
-----------                                           ------------
Energy (continued)
      4,338     XTO Energy, Inc. .................... $     189,007
                                                      -------------
                                                         16,645,114
                                                      -------------
Financials - 21.7%
        530     1st Source Corp. ....................        15,889
        400     21st Century Insurance Group ........         6,320
      1,000     Aames Investment Corp. ..............         5,680
        250     Acadia Realty Trust .................         5,887
      1,200     Accredited Home Lenders
                Holding Co.+ ........................        61,416
      3,400     ACE, Ltd. ...........................       176,834
      1,500     Advance America Cash
                Advance Centers, Inc. ...............        21,570
        600     Affordable Residential
                Communities .........................         6,300
      6,200     Aflac, Inc. .........................       279,806
        200     Agree Realty Corp. ..................         6,420
        100     Alabama National BanCorp ............         6,840
        400     Alfa Corp. ..........................         6,856
        102     Alleghany Corp.+ ....................        29,529
      7,700     Allstate Corp. (The) ................       401,247
      1,200     AMB Property Corp. ..................        65,124
      1,500     AMBAC Financial Group, Inc. .........       119,400
      1,000     Amcore Financial, Inc. ..............        31,620
        900     American Equity Investment
                Life Holding Co. ....................        12,906
     13,650     American Express Co. ................       717,307
        500     American Financial Group, Inc. ......        20,805
      2,350     American Financial Realty Trust .....        27,377
        300     American Home Mortgage
                Investment Corp. ....................         9,363
     26,275     American International
                Group, Inc. .........................     1,736,515
        200     American Physicians Capital,
                Inc.+ ...............................         9,600
         50     AmericanWest Bancorp+ ...............         1,323

   Shares                                                Value
-----------                                           ------------
Financials (continued)
      2,700     AmeriCredit Corp.+ .................. $      82,971
      2,780     Ameriprise Financial, Inc. ..........       125,267
        800     AmerUs Group Co. ....................        48,192
      4,233     AmSouth Bancorp .....................       114,503
        210     Anchor Bancorp Wisconsin, Inc. ......         6,365
      2,450     Annaly Mortgage
                Management, Inc. ....................        29,743
        600     Anthracite Capital, Inc. ............         6,588
        300     Anworth Mortgage Asset Corp. ........         2,358
      3,450     AON Corp. ...........................       143,210
      1,272     Apartment Investment & Management
                Co., Class A ........................        59,657
        200     Arbor Realty Trust, Inc. ............         5,398
        200     Arch Capital Group, Ltd.+ ...........        11,548
      2,492     Archstone-Smith Trust ...............       121,535
        800     Arden Realty, Inc. ..................        36,104
      1,100     Arthur J. Gallagher & Co. ...........        30,591
        600     Ashford Hospitality Trust, Inc. .....         7,440
        900     Aspen Insurance Holdings, Ltd. ......        22,194
        150     Asset Acceptance Capital Corp.+ .....         2,920
      2,404     Associated Banc-Corp. ...............        81,688
        200     Associated Estates Realty Corp. .....         2,250
      1,400     Assurant, Inc. ......................        68,950
        900     Assured Guaranty, Ltd. ..............        22,500
        200     Asta Funding, Inc. ..................         6,652
      1,200     Astoria Financial Corp. .............        37,152
        800     AvalonBay Communities, Inc. .........        87,280
      1,400     Axis Capital Holdings, Ltd. .........        41,860
        200     BancFirst Corp. .....................         8,720
        550     BancorpSouth, Inc. ..................        13,206
      1,050     Bank Mutual Corp. ...................        12,432
     54,311     Bank of America Corp. ...............     2,473,323
        650     Bank of Hawaii Corp. ................        34,652

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                Value
-----------                                           ------------
Financials (continued)
      8,850     Bank of New York Co., Inc. (The) .... $     318,954
        200     Bank of the Ozarks, Inc. ............         7,300
        400     BankAtlantic Bancorp, Inc.,
                Class A .............................         5,756
        300     Banner Corp. ........................        10,200
      6,734     BB&T Corp. ..........................       263,973
      1,255     Bear Stearns Cos., Inc. (The) .......       174,068
        300     Bedford Property Investors, Inc. ....         8,079
        308     Berkshire Hathaway, Inc.,
                Class B+ ............................       927,696
        200     BioMed Realty Trust, Inc. ...........         5,928
        900     BKF Capital Group, Inc. .............        11,700
        136     BOK Financial Corp. .................         6,467
      1,250     Boston Private Financial
                Holdings, Inc. ......................        42,238
      1,400     Boston Properties, Inc. .............       130,550
        688     Brandywine Realty Trust .............        21,851
        600     BRE Properties, Inc., Class A........        33,600
        400     Bristol West Holdings, Inc. .........         7,700
      1,606     Brookline Bancorp, Inc. .............        24,877
      1,400     Brown & Brown, Inc. .................        46,480
        700     Camden Property Trust ...............        50,435
      1,250     Capital City Bank Group, Inc. .......        44,438
      3,200     Capital One Financial Corp...........       257,664
      1,000     Capital Title Group, Inc. ...........         7,710
        200     Capital Trust, Inc., Class A ........         6,224
      1,639     CapitalSource, Inc. .................        40,778
      1,000     Capitol Bancorp, Ltd. ...............        46,750
        275     Capitol Federal Financial Com .......         8,882
        200     Capstead Mortgage Corp. .............         1,410
        700     CarrAmerica Realty Corp. ............        31,227
      1,388     Cathay General Bancorp ..............        52,244
        500     CB Richard Ellis Group, Inc.,
                Class A+ ............................        40,350

   Shares                                                Value
-----------                                           ------------
Financials (continued)
      1,600     CBL & Associates Properties, Inc. ... $      67,920
        100     CBOT Holdings, Inc., Class A+ .......        11,940
      1,000     Centennial Bank Holdings, Inc.+ .....        11,700
        200     Central Pacific Financial Corp. .....         7,344
     12,664     Charles Schwab Corp. (The)...........       217,947
        300     Charter Financial Corp. .............        11,418
      1,300     CharterMac ..........................        26,390
        400     Chicago Mercantile Exchange
                Holdings, Inc. ......................       179,000
        475     Chittenden Corp. ....................        13,761
      2,400     Chubb Corp. .........................       229,056
      2,094     Cincinnati Financial Corp. ..........        88,095
      2,646     CIT Group, Inc. .....................       141,614
     58,625     Citigroup, Inc. .....................     2,769,445
        800     Citizens Banking Corp. ..............        21,480
        150     City Holding Co. ....................         5,518
        814     City National Corp. .................        62,507
        400     Clark, Inc. .........................         4,724
        300     CNA Surety Corp.+ ...................         5,019
        400     CoBiz, Inc. .........................         8,240
        600     Cohen & Steers, Inc. ................        14,700
      2,750     Colonial BancGroup, Inc. (The) ......        68,750
        329     Colonial Properties Trust ...........        16,493
        276     Columbia Banking System, Inc. .......         9,235
      2,248     Comerica, Inc. ......................       130,317
      2,000     Commerce Bancorp, Inc. ..............        73,300
        656     Commerce Bancshares, Inc.............        33,896
      1,490     Commercial Capital Bancorp, Inc. ....        20,949
        495     Commercial Net Lease Realty .........        11,534
        200     Community Bancorp NV+ ...............         6,194
      1,050     Community Bank System, Inc. .........        23,446

                    See Notes to Statements of Investments.

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                Value
-----------                                           ------------
Financials (continued)
        900     Community Trust Bancorp, Inc. ....... $      30,510
      1,600     Compass Bancshares, Inc. ............        80,976
         50     CompuCredit Corp.+ ..................         1,840
      1,800     Conseco, Inc.+ ......................        44,676
         50     Corporate Office Properties Trust ...         2,287
      6,998     Countrywide Financial Corp. .........       256,827
      1,400     Cousins Properties, Inc. ............        46,802
        800     Crescent Real Estate Equities Co. ...        16,856
        250     Cullen/Frost Bankers, Inc. ..........        13,438
      2,050     CVB Financial Corp. .................        35,055
      1,000     Deerfield Triarc Capital Corp. ......        13,490
        215     Delphi Financial Group, Class A .....        11,100
      1,526     Developers Diversified
                Realty Corp. ........................        83,548
      1,000     DiamondRock Hospitality Co. .........        13,810
        400     Dime Community Bancshares ...........         5,748
        200     Dollar Financial Corp.+ .............         3,556
        750     Doral Financial Corp. ...............         8,662
         50     Downey Financial Corp. ..............         3,365
      1,776     Duke Realty Corp. ...................        67,399
      4,437     E*Trade Financial Corp.+ ............       119,710
      1,550     East West Bancorp, Inc. .............        59,752
         50     EastGroup Properties, Inc. ..........         2,372
      1,200     Eaton Vance Corp. ...................        32,856
      1,100     Edwards (A.G.), Inc. ................        54,846
        800     Endurance Specialty
                Holdings, Ltd. ......................        26,040
      1,600     Equity Inns, Inc. ...................        25,920
      4,045     Equity Office Properties Trust ......       135,831
      3,454     Equity Residential ..................       161,613
      1,000     eSpeed, Inc., Class A+ ..............         7,970

   Shares                                                Value
-----------                                           ------------
Financials (continued)
        750     EuroBancshares, Inc.+ ............... $       8,842
        800     Everest Re Group, Ltd. ..............        74,696
        900     Extra Space Storage, Inc. ...........        15,471
     11,800     Fannie Mae ..........................       606,520
        300     FBL Financial Group, Inc.,
                Class A .............................        10,335
        700     Federal Realty Investment Trust .....        52,640
        700     Federated Investors, Inc.,
                Class B .............................        27,335
      1,450     FelCor Lodging Trust, Inc. ..........        30,595
      2,100     FFD Financial Corp. .................        44,100
        900     Fidelity Bankshares, Inc. ...........        30,267
      1,886     Fidelity National Financial, Inc. ...        67,010
        330     Fidelity National Title
                Group, Inc., Class A ................         7,514
        800     Fieldstone Investment Corp...........         9,440
      5,135     Fifth Third Bancorp .................       202,114
        900     Financial Federal Corp. .............        26,370
        500     First Acceptance Corp.+ .............         6,650
        967     First American Corp. ................        37,868
      1,850     First Bancorp .......................        22,866
        400     First Cash Financial Services,
                Inc.+ ...............................         7,996
        250     First Charter Corp. .................         6,175
        370     First Commonwealth
                Financial Corp. .....................         5,424
        350     First Financial Bancorp .............         5,824
        719     First Financial Bankshares, Inc. ....        27,538
        100     First Financial Corp. ...............         2,980
      1,400     First Horizon National Corp..........        58,310
        250     First Indiana Corp. .................         6,975
        800     First Industrial Realty Trust,
                Inc. ................................        34,152
        200     First Merchants Corp. ...............         5,304
        200     First Midwest Bancorp, Inc. .........         7,314
      1,058     First Niagara Financial
                Group, Inc. .........................        15,510

                    See Notes to Statements of Investments.

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                Value
-----------                                           ------------
Financials (continued)
        257     First Place Financial Corp. ......... $       6,374
      1,000     First Potomac Realty Trust ..........        28,250
        600     FirstMerit Corp. ....................        14,796
        450     Flagstar Bancorp, Inc. ..............         6,795
        400     Flushing Financial Corp. ............         6,984
        294     FNB Corp. ...........................         5,027
      1,000     Forest City Enterprises, Class A ....        47,150
        600     Franklin Bank Corp.+ ...............         11,538
      1,700     Franklin Resources, Inc. ............       160,208
      1,900     Franklin Street Properties Corp. ....        40,185
      7,850     Freddie Mac .........................       478,850
        900     Fremont General Corp. ...............        19,404
      2,360     Friedman, Billings, Ramsey
                Group, Inc., Class A ................        22,137
      1,485     Fulton Financial Corp. ..............        25,542
         50     GAMCO Investors, Inc. ...............         1,998
      2,600     General Growth Properties, Inc. .....       127,062
      4,600     Genworth Financial, Inc., Class A ...       153,778
        200     Getty Realty Corp. ..................         5,820
        200     GFI Group, Inc.+ ....................        10,382
        800     Glenborough Realty Trust, Inc. ......        17,400
      1,350     Glimcher Realty Trust ...............        38,340
        800     GMH Communities Trust ...............         9,312
        300     Gold Banc Corp., Inc. ...............         5,496
      3,900     Golden West Financial Corp. .........       264,810
      4,170     Goldman Sachs Group, Inc.............       654,523
        200     Government Properties Trust, Inc. ...         1,908
        900     Gramercy Capital Corp. New York .....        22,437
        300     Great Southern Bancorp, Inc. ........         8,664
        400     Greater Bay Bancorp .................        11,096
        200     Greenhill & Co., Inc. ...............        13,222

   Shares                                                Value
-----------                                           ------------
Financials (continued)
        229     Hancock Holding Co. ................. $      10,653
        900     Hanmi Financial Corp. ...............        16,254
        600     Hanover Insurance Group,
                Inc. (The) ..........................        31,452
        300     Harleysville Group, Inc. ............         8,907
        153     Harleysville National Corp. .........         3,479
      3,600     Hartford Financial Services
                Group, Inc. .........................       289,980
      1,050     HCC Insurance Holdings, Inc. ........        36,540
      1,600     Health Care Property
                Investors, Inc. .....................        45,440
        700     Health Care REIT, Inc. ..............        26,670
        200     Healthcare Realty Trust, Inc.........         7,476
      1,000     Highland Hospitality Corp. ..........        12,710
        350     Highwoods Properties, Inc............        11,806
        500     HomeBanc Corp. ......................         4,395
        500     Horace Mann Educators Corp. .........         9,400
        800     Hospitality Properties Trust ........        34,936
      3,800     Host Marriott Corp. .................        81,320
        400     Housevalues, Inc.+ ..................         3,296
      1,900     HRPT Properties Trust ...............        22,306
      6,426     Hudson City Bancorp, Inc. ...........        85,402
      3,713     Huntington Bancshares, Inc...........        89,595
      1,350     IMPAC Mortgage Holdings, Inc. .......        13,014
      1,200     Independence Community Bank Corp. ...        50,016
        200     Independent Bank Corp./MA ...........         6,430
         35     Independent Bank Corp./MI............           996
      1,000     IndyMac Bancorp, Inc. ...............        40,930
        400     Inland Real Estate Corp. ............         6,524
      1,300     Innkeepers USA Trust ................        22,035
        200     Integra Bank Corp. ..................         4,572
        100     Intercontinental Exchange, Inc.+ ....         6,905
        950     International Bancshares
                Corporation .........................        27,294

                    See Notes to Statements of Investments.

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                Value
-----------                                           ------------
Financials (continued)
        200     International Securities
                Exchange, Inc. ...................... $       8,330
        300     Investment Technology
                Group, Inc.+ ........................        14,940
      1,700     Investors Financial Services
                Corp. ...............................        79,679
        900     IPC Holdings, Ltd. ..................        25,245
        400     Irwin Financial Corp. ...............         7,732
      1,364     iStar Financial, Inc. ...............        52,214
      2,850     Janus Capital Group, Inc. ...........        66,034
        500     Jefferies Group, Inc. ...............        29,250
     41,780     JPMorgan Chase & Co. ................     1,739,719
      1,200     Kearny Financial Corp. ..............        16,476
      4,500     Keycorp .............................       165,600
      2,100     Kimco Realty Corp. ..................        85,344
      1,000     KKR Financial Corp. .................        22,430
        800     KMG America Corp.+ ..................         6,848
        407     KNBT Bancorp, Inc. ..................         6,654
      1,550     Knight Capital Group, Inc.,
                Class A+ ............................        21,592
      1,900     LaBranche & Co., Inc.+ ..............        30,039
         89     Ladenburg Thalmann Financial
                Services, Inc.+ .....................           128
        100     Lakeland Financial Corp. ............         4,675
        300     LandAmerica Financial
                Group, Inc. .........................        20,355
        150     LaSalle Hotel Properties ............         6,150
      1,550     Legg Mason, Inc. ....................       194,262
      2,784     Lehman Brothers Holdings, Inc. ......       402,372
        990     Leucadia National Corp. .............        59,063
      1,550     Lexington Corporate
                Properties Trust ....................        32,318
      1,250     Liberty Property Trust ..............        58,950
      2,100     Lincoln National Corp. ..............       114,639
      1,400     Loews Corp. .........................       141,680
      1,650     Longview Fibre Co. ..................        42,636
        400     LTC Properties, Inc. ................         9,304
      1,300     M&T Bank Corp. ......................       148,382
        600     Macerich Co. (The) ..................        44,370

   Shares                                                Value
-----------                                           ------------
Financials (continued)
        700     Mack-Cali Realty Corp. .............. $      33,600
        750     MAF Bancorp, Inc. ...................        32,828
        400     Main Street Banks, Inc. .............        10,352
      1,149     Main Street Trust, Inc. .............        34,757
        700     MarketAxess Holdings, Inc.+..........         8,421
      5,970     Marsh & McLennan Cos., Inc. .........       175,279
      2,400     Marshall & Ilsley Corp. .............       104,592
        900     Max Re Capital, Ltd. ................        21,420
      1,900     MBIA, Inc. ..........................       114,247
        250     Medical Properties Trust, Inc. ......         2,700
      4,350     Mellon Financial Corp. ..............       154,860
        716     Mercantile Bank Corp. ...............        27,996
      1,500     Mercantile Bankshares Corp. .........        57,675
      1,950     MeriStar Hospitality Corp.+ .........        20,241
      9,446     Merrill Lynch & Co., Inc. ...........       743,967
      5,046     Metlife, Inc. .......................       244,075
        200     MFA Mortgage Investments, Inc. ......         1,270
      1,400     MGIC Investment Corp. ...............        93,282
        100     Mid-America Apartment
                Communities, Inc. ...................         5,475
        247     Midland Co. (The) ...................         8,640
        250     Mid-State Bancshares ................         7,358
        200     Midwest Banc Holdings, Inc. .........         5,188
        900     Mills Corp. (The) ...................        25,200
      1,000     Montpelier Re Holdings, Ltd. ........        16,300
      3,200     Moody's Corp. .......................       228,672
     11,400     Morgan Stanley ......................       716,148
      1,000     MortgageIT Holdings, Inc. ...........        10,830
        800     Nara Bancorp, Inc. ..................        14,040
        400     Nasdaq Stock Market, Inc. (The)+ ....        16,016
      1,000     National Atlantic Holdings Corp.+ ...        10,150
      6,113     National City Corp. .................       213,344

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                Value
-----------                                           ------------
Financials (continued)
        200     National Health Investors, Inc. ..... $       5,080
        600     National Interstate Corp.+ ..........        13,050
        900     National Penn Bancshares, Inc. ......        19,152
        620     Nationwide Financial
                Services, Class A ...................        26,672
        500     Nationwide Health
                Properties, Inc. ....................        10,750
        200     Navigators Group, Inc.+ .............         9,920
      1,100     NBT Bancorp, Inc. ...................        25,575
        741     NetBank, Inc. .......................         5,365
        950     New Century Financial Corp...........        43,719
      2,100     New Plan Excel Realty Trust..........        54,474
      2,437     New York Community Bancorp, Inc. ....        42,696
      1,000     NewAlliance Bancshares, Inc. ........        14,430
        250     Newcastle Investment Corp............         5,980
      5,236     North Fork Bancorporation, Inc. .....       150,954
      2,400     Northern Trust Corp. ................       126,000
        500     Northwest Bancorp, Inc. .............        12,380
      1,000     Nuveen Investments, Inc., Class A ...        48,150
        500     Ocwen Financial Corp.+ ..............         5,110
        600     Ohio Casualty Corp. .................        19,020
      2,094     Old National Bancorp ................        45,314
      2,437     Old Republic International Corp. ....        53,175
        900     Old Second Bancorp, Inc. ............        29,547
      1,000     Omega Healthcare Investors,
                Inc. ................................        14,020
      1,132     Oriental Financial Group ............        16,357
      1,283     Pacific Capital Bancorp .............        43,417
        800     Pan Pacific Retail Properties,
                Inc. ................................        56,720
        200     Parkway Properties, Inc. ............         8,736
        800     PartnerRe, Ltd. .....................        49,672

   Shares                                                Value
-----------                                           ------------
Financials (continued)
        512     Partners Trust Financial
                Group, Inc. ......................... $       6,103
        171     Pennsylvania Real Estate
                Investment Trust ....................         7,524
      1,025     People's Bank .......................        33,569
        300     Philadelphia Consolidated
                Holding Corp.+ ......................        10,242
      1,300     Phoenix Cos., Inc. (The) ............        21,190
         50     Piper Jaffray Cos.+ .................         2,750
        200     Placer Sierra Bancshares ............         5,710
        900     Platinum Underwriters
                Holdings, Ltd. ......................        26,190
      2,159     Plum Creek Timber Co., Inc. .........        79,732
        800     PMA Capital Corp., Class A+..........         8,144
      1,100     PMI Group, Inc. (The) ...............        50,512
      2,600     Popular, Inc. .......................        53,976
         50     Portfolio Recovery
                Associates, Inc.+ ...................         2,342
      1,000     Preferred Bank, Los Angeles..........        50,490
        400     Presidential Life Corp. .............        10,164
        900     Primus Guaranty, Ltd.+ ..............        10,035
      2,800     Principal Financial Group ...........       136,640
         50     PrivateBancorp, Inc. ................         2,074
        465     ProAssurance Corp.+ .................        24,180
      2,200     Progressive Corp. (The) .............       229,372
      3,094     Prologis ............................       165,529
         50     Prosperity Bancshares, Inc. .........         1,510
        800     Protective Life Corp. ...............        39,792
         89     Provident Bankshares Corp............         3,244
        500     Provident Financial Services,
                Inc. ................................         9,050
        400     Provident New York Bancorp ..........         5,188
      6,400     Prudential Financial, Inc. ..........       485,184
      1,186     Public Storage, Inc. ................        96,339
        400     QC Holdings, Inc.+ ..................         5,052
      1,370     Radian Group, Inc. ..................        82,542
        100     RAIT Investment Trust ...............         2,824

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                Value
-----------                                           ------------
Financials (continued)
        300     Ramco-Gershenson
                Properties Trust .................... $       9,081
      1,500     Raymond James Financial, Inc. .......        44,340
        901     Rayonier, Inc. ......................        41,077
      1,000     Realty Income Corp. .................        24,210
      1,000     Reckson Associates Realty Corp. .....        45,820
        700     Regency Centers Corp. ...............        47,033
      4,692     Regions Financial Corp. .............       165,018
        800     RenaissanceRe Holdings, Ltd. ........        34,896
         50     Renasant Corp. ......................         1,847
      1,270     Republic Bancorp, Inc. ..............        15,291
        750     R-G Financial Corp., Class B.........         9,495
      1,400     Safeco Corp. ........................        70,294
         50     Safety Insurance Group, Inc..........         2,283
        150     Sandy Spring Bancorp, Inc............         5,698
        200     Saul Centers, Inc. ..................         8,782
        600     Saxon Capital, Inc. .................         6,264
        900     Scottish Re Group, Ltd. .............        22,329
        900     SeaBright Insurance
                Holdings, Inc.+ .....................        15,678
      1,100     SEI Investments Co. .................        44,583
        200     Selective Insurance Group ...........        10,600
      1,650     Senior Housing Properties Trust .....        29,865
        500     Shurgard Storage Centers,
                Inc., Class A .......................        33,315
      1,150     Signature Bank+ .....................        37,478
      2,591     Simon Property Group, Inc............       218,007
        400     Sizeler Property Investors, Inc. ....         5,904
      1,620     Sky Financial Group, Inc. ...........        42,930
        800     SL Green Realty Corp. ...............        81,200
      5,200     SLM Corp. ...........................       270,088
        900     SNB Bancshares, Inc./TX+ ............        16,506
      1,750     South Financial Group, Inc. (The) ...        45,762

   Shares                                                Value
-----------                                           ------------
Financials (continued)
      1,000     Southern Missouri Bancorp, Inc. ..... $      14,770
      4,440     Sovereign Bancorp, Inc. .............        97,280
      1,300     Spirit Finance Corp. ................        15,860
      1,100     St Joe Co. (The) ....................        69,124
      8,284     St. Paul Travelers Cos., Inc.
                (The) ...............................       346,188
        540     Stancorp Financial Group, Inc. ......        29,219
        750     State National Bancshares, Inc. .....        20,438
      4,200     State Street Corp. ..................       253,806
        362     Sterling Bancorp ....................         7,457
      1,200     Sterling Bancshares, Inc. ...........        21,660
        360     Sterling Financial Corp./PA .........         7,862
      1,700     Strategic Hotels & Resorts, Inc. ....        39,576
        300     Suffolk Bancorp .....................        10,410
        868     Sun Bancorp, Inc.+ ..................        16,926
        200     Sunstone Hotel Investors, Inc. ......         5,794
      4,580     SunTrust Banks, Inc. ................       333,241
        350     Susquehanna Bancshares, Inc. ........         9,020
         50     SVB Financial Group+ ................         2,652
      2,606     Synovus Financial Corp. .............        70,597
      2,400     T. Rowe Price Group, Inc. ...........       187,704
        550     Taubman Centers, Inc. ...............        22,918
      1,200     TCF Financial Corp. .................        30,900
      2,500     TD Ameritrade Holding Corp.+ ........        52,175
      2,505     TD Banknorth, Inc. ..................        73,522
        400     Texas Capital Bancshares, Inc.+ .....         9,600
      1,663     Texas Regional Bancshares,
                Inc., Class A .......................        49,048
      1,146     Thornburg Mortgage, Inc. ............        31,011
        121     Tompkins Trustco, Inc. ..............         5,826
      1,300     Torchmark Corp. .....................        74,230
        200     Town & Country Trust (The)...........         8,118

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                Value
-----------                                           ------------
Financials (continued)
        900     TradeStation Group, Inc.+ ........... $      12,438
         50     Trammell Crow Co.+ ..................         1,783
        650     Trizec Properties, Inc. .............        16,724
        508     Trustco Bank Corp. NY ...............         6,182
      1,550     Trustmark Corp. .....................        49,042
      1,450     Trustreet Properties, Inc. ..........        22,026
     20,809     U.S. Bancorp ........................       634,674
        800     UCBH Holdings, Inc. .................        15,136
        400     UICI ................................        14,796
         55     UMB Financial Corp. .................         3,863
        200     Umpqua Holdings Corp. ...............         5,700
        400     UnionBanCal Corp. ...................        28,064
        250     United Bankshares, Inc. .............         9,568
        850     United Community Banks, Inc. ........        23,928
      2,500     United Dominion Realty
                Trust, Inc. .........................        71,350
        200     United Fire & Casualty Co. ..........         6,580
        500     United PanAm Financial Corp.+ .......        15,450
        400     Unitrin, Inc. .......................        18,604
      1,100     Universal American Financial
                Corp.+ ..............................        16,940
      3,657     UnumProvident Corp. .................        74,895
        800     USB Holding Co., Inc. ...............        18,352
        400     USI Holdings Corp.+ .................         6,452
      1,550     U-Store-It Trust ....................        31,232
        959     Valley National Bancorp .............        24,570
        900     Ventas, Inc. ........................        29,862
        500     Vineyard National Bancorp Co. .......        14,650
        312     Virginia Commerce Bancorp., Inc.+ ...        11,216
      1,500     Vornado Realty Trust ................       144,000
      2,481     W Holding Co., Inc. .................        19,525
     18,884     Wachovia Corp. ......................     1,058,448
        800     Waddell & Reed Financial,
                Inc., Class A .......................        18,480
      1,133     Washington Federal, Inc. ............        27,419

   Shares                                                Value
-----------                                           ------------
Financials (continued)
     11,031     Washington Mutual, Inc. ............. $     470,141
        250     Washington Real Estate
                Investment Trust ....................         9,080
        400     Washington Trust Bancorp, Inc. ......        11,228
        750     Wauwatosa Holdings, Inc.+ ...........        10,200
        904     Webster Financial Corp. .............        43,808
      1,875     Weingarten Realty Investors..........        76,406
     19,795     Wells Fargo & Co. ...................     1,264,307
        300     WesBanco, Inc. ......................         9,843
        100     Wesco Financial Corp. ...............        39,900
        300     West Coast Bancorp ..................         8,385
        250     Western Alliance Bancorp+ ...........         9,288
        375     Whitney Holding Corp. ...............        13,298
      1,750     Wilmington Trust Corp. ..............        75,862
        750     Wilshire Bancorp, Inc. ..............        13,942
        400     Windrose Medical Properties Trust ...         6,032
      1,125     WR Berkley Corp. ....................        65,318
        100     WSFS Financial Corp. ................         6,283
      1,600     XL Capital, Ltd., Class A ...........       102,576
        200     Yardville National Bancorp ..........         7,360
      1,005     Zions Bancorp. ......................        83,144
      1,100     ZipRealty, Inc.+ ....................         9,658
                                                      -------------
                                                         38,067,430
                                                      -------------
Health Care - 12.6%
        900     A.D.A.M., Inc.+ .....................         6,345
        200     Abaxis, Inc.+ .......................         4,536
     18,200     Abbott Laboratories .................       772,954
        700     Abgenix, Inc.+ ......................        15,750
        200     Abiomed, Inc.+ ......................         2,580
        300     Accelrys, Inc.+ .....................         2,181
        900     Adolor Corp.+ .......................        21,420
        200     Advanced Magnetics, Inc.+ ...........         7,650
        731     Advanced Medical Optics, Inc.+ ......        34,094
      6,900     Aetna, Inc. .........................       339,066
        800     Affymetrix, Inc.+ ...................        26,344

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                Value
-----------                                           ------------
Health Care (continued)
        800     Align Technology, Inc.+ ............. $       7,336
        950     Alkermes, Inc.+ .....................        20,947
      2,181     Allergan, Inc. ......................       236,633
        500     Alliance Imaging, Inc.+ .............         3,220
        600     Allscripts Healthcare
                Solutions, Inc.+ ....................        10,986
      1,000     Alnylam Pharmaceuticals, Inc.+ ......        17,590
      1,500     Alpharma, Inc., Class A .............        40,230
        200     Amedisys, Inc.+ .....................         6,950
        200     America Service Group, Inc.+ ........         2,606
      1,150     American Medical Systems
                Holdings, Inc.+ .....................        25,875
        900     American Pharmaceutical
                Partners, Inc.+ .....................        25,641
      1,550     AMERIGROUP Corp.+ ...................        32,612
      2,740     AmerisourceBergen Corp. .............       132,260
     14,402     Amgen, Inc.+ ........................     1,047,745
        250     AMN Healthcare Services, Inc.+ ......         4,680
        200     Amsurg Corp.+ .......................         4,538
      1,200     Amylin Pharmaceuticals, Inc.+ .......        58,740
      1,900     Andrx Corp.+ ........................        45,106
        200     Angiodynamics, Inc.+ ................         6,012
      1,100     Anika Therapeutics, Inc.+ ...........        13,442
        100     Antigenics, Inc.+ ...................           274
      2,400     Applera Corp. - Applied
                Biosystems Group ....................        65,136
        800     Applera Corp. - Celera
                Genomics Group+ .....................         9,352
      1,850     Apria Healthcare Group, Inc.+ .......        42,513
        100     ARIAD Pharmaceuticals, Inc.+ ........           658
        100     Arqule, Inc.+ .......................           574
        100     Array Biopharma, Inc.+ ..............           914
         50     Arrow International, Inc. ...........         1,633

   Shares                                                Value
-----------                                           ------------
Health Care (continued)
        200     Aspect Medical Systems, Inc.+ ....... $       5,488
      1,300     Bard (C.R.), Inc. ...................        88,153
      1,375     Barr Pharmaceuticals, Inc.+ .........        86,598
      1,100     Barrier Therapeutics, Inc.+ .........        10,648
        500     Bausch & Lomb, Inc. .................        31,850
      6,963     Baxter International, Inc. ..........       270,234
        900     Beckman Coulter, Inc. ...............        49,113
      2,250     Becton Dickinson & Co. ..............       138,555
      4,055     Biogen Idec, Inc.+ ..................       190,990
        200     BioLase Technology, Inc. ............         1,910
      1,700     BioMarin Pharmaceuticals, Inc.+ .....        22,814
      3,050     Biomet, Inc. ........................       108,336
      6,320     Boston Scientific Corp.+ ............       145,676
        400     Bradley Pharmaceuticals, Inc.+ ......         5,948
     22,800     Bristol-Myers Squibb Co. ............       561,108
        100     Brookdale Senior Living, Inc. .......         3,775
        400     Cambrex Corp. .......................         7,816
        200     Candela Corp.+ ......................         4,320
      4,636     Cardinal Health, Inc. ...............       345,475
      4,728     Caremark Rx, Inc.+ ..................       232,523
        900     CAS Medical Systems Inc+ ............         7,596
      4,000     Celgene Corp.+ ......................       176,880
        500     Cell Therapeutics, Inc.+ ............           955
        900     Centene Corp.+ ......................        26,253
        700     Cephalon, Inc.+ .....................        42,175
        300     Cepheid, Inc.+ ......................         2,748
      1,000     Cerner Corp.+ .......................        47,450
        644     Charles River Laboratories
                International, Inc.+ ................        31,569
      1,246     Chiron Corp.+ .......................        57,079
        200     Cholestech Corp.+ ...................         2,606
      1,700     Cigna Corp. .........................       222,054
        200     CNS, Inc. ...........................         4,308
        900     Coley Pharmaceutical Group, Inc.+ ...        13,635

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Health Care (continued)
      1,200     Community Health Systems, Inc.+ ..... $      43,380
        200     Computer Programs & Systems, Inc. ...        10,000
        400     Conceptus, Inc.+ ....................         5,244
        300     Conmed Corp.+ .......................         5,745
        300     Connetics Corp.+ ....................         5,079
        755     Cooper Cos., Inc. (The) .............        40,793
        200     Corvel Corp.+ .......................         4,404
      1,050     Covance, Inc.+ ......................        61,688
      1,891     Coventry Health Care, Inc.+..........       102,076
        300     Cross Country Healthcare, Inc.+ .....         5,808
      1,600     Cubist Pharmaceuticals, Inc.+ .......        36,752
        100     CuraGen Corp.+ ......................           501
        200     Curative Health Services, Inc.+ .....            22
        200     Cutera, Inc.+ .......................         5,424
        200     CV Therapeutics, Inc.+ ..............         4,416
         50     Cyberonics, Inc.+ ...................         1,288
      1,300     Cytyc Corp.+ ........................        36,634
      1,000     Dade Behring Holdings, Inc. .........        35,710
        200     Datascope Corp. .....................         7,912
      1,250     DaVita, Inc.+ .......................        75,262
        100     Dendreon Corp.+ .....................           471
        400     Dendrite International, Inc.+........         5,460
        850     Dentsply International, Inc..........        49,428
        256     DexCom Inc.+ ........................         5,189
      1,180     Diagnostic Products Corp. ...........        56,203
        900     Dialysis Corp. of America+ ..........        11,943
        100     Discovery Laboratories, Inc.+ .......           733
        300     Diversa Corp.+ ......................         2,733
        400     Dov Pharmaceutical, Inc.+ ...........         6,392
        200     DUSA Pharmaceuticals, Inc.+ .........         1,412
        100     Dyax Corp.+ .........................           580
        900     Eclipsys Corp.+ .....................        21,249

   Shares                                                 Value
-----------                                           -------------
Health Care (continued)
        700     Edwards Lifesciences Corp.+.......... $      30,450
     10,870     Eli Lilly & Co. .....................       601,111
      3,245     Emdeon Corp.+ .......................        35,046
      1,260     Encore Medical Corp.+ ...............         6,451
        800     Encysive Pharmaceuticals, Inc.+ .....         3,912
        800     Endo Pharmaceuticals
                Holdings, Inc.+ .....................        26,248
        200     EPIX Pharmaceuticals, Inc.+..........           700
        500     eResearch Technology, Inc.+..........         7,195
        100     Exactech, Inc.+ .....................         1,398
        600     Exelixis, Inc.+ .....................         7,206
      1,400     Express Scripts, Inc.+ ..............       123,060
        400     First Horizon Pharmaceutical
                Corp.+ ..............................        10,084
      1,372     Fisher Scientific
                International, Inc.+ ................        93,365
        200     Five Star Quality Care, Inc.+........         2,178
      4,400     Forest Laboratories, Inc.+ ..........       196,372
        200     Foxhollow Technologies, Inc.+ .......         6,110
      5,200     Genentech, Inc.+ ....................       439,452
        950     Gen-Probe, Inc.+ ....................        52,364
      3,055     Genzyme Corp.+ ......................       205,357
        500     Geron Corp.+ ........................         4,155
      4,850     Gilead Sciences, Inc.+ ..............       301,767
         50     Greatbatch, Inc.+ ...................         1,096
        200     GTx, Inc.+ ..........................         2,184
      3,970     Guidant Corp. .......................       309,898
        200     Hanger Orthopedic Group, Inc.+ ......         1,390
      4,700     HCA, Inc. ...........................       215,213
      2,800     Health Management Associates,
                Inc., Class A .......................        60,396
      1,400     Health Net, Inc.+ ...................        71,148
        900     HealthExtras, Inc.+ .................        31,770
        600     HealthTronics, Inc.+ ................         4,962
      1,200     Henry Schein, Inc.+ .................        57,432
        700     Hillenbrand Industries, Inc..........        38,493

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Health Care (continued)
        300     Hi-Tech Pharmacal Co., Inc.+ ........ $       8,460
        200     Hollis-Eden Pharmaceuticals,
                Inc.+ ...............................         1,232
        800     Hologic, Inc.+ ......................        44,280
      1,740     Hospira, Inc.+ ......................        68,660
      1,500     Human Genome Sciences, Inc.+ ........        16,305
      2,000     Humana, Inc.+ .......................       105,300
        500     Hythiam, Inc.+ ......................         4,595
      1,750     ICOS Corp.+ .........................        38,588
        300     Idenix Pharmaceuticals, Inc.+ .......         4,071
        950     ImClone Systems, Inc.+ ..............        32,319
        200     Immtech Pharmaceuticals, Inc.+ ......         1,550
      1,587     Immucor, Inc.+ ......................        45,531
        300     Implant Sciences Corp.+ .............         1,101
      2,800     IMS Health, Inc. ....................        72,156
        100     Incyte Corp.+ .......................           602
        400     Inspire Pharmaceuticals, Inc.+ ......         2,092
        200     Integra LifeSciences
                Holdings Corp.+ .....................         8,196
        900     Intermagnetics General Corp.+ .......        22,545
        750     Intuitive Surgical, Inc.+ ...........        88,500
      1,400     Invacare Corp. ......................        43,484
        200     Inverness Medical
                Innovations, Inc.+ ..................         5,746
        800     Invitrogen Corp.+ ...................        56,104
        400     IRIS International, Inc.+ ...........         6,252
        300     Ista Pharmaceuticals, Inc.+ .........         1,905
     34,360     Johnson & Johnson ...................     2,034,799
        200     Kendle International, Inc.+ .........         6,760
        800     Keryx Biopharmaceuticals, Inc.+ .....        15,288
        500     Kinetic Concepts, Inc.+ .............        20,585
      2,974     King Pharmaceuticals, Inc.+..........        51,302

   Shares                                                 Value
-----------                                           -------------
Health Care (continued)
      1,450     KV Pharmaceutical Co., Class A+ ..... $      34,974
      1,600     Laboratory Corp. of America
                Holdings+ ...........................        93,568
         50     Laserscope+ .........................         1,182
        138     Lexicon Genetics, Inc.+ .............           765
        800     LHC Group, Inc.+ ....................        12,800
        400     Lifecell Corp.+ .....................         9,020
        200     Lifecore Biomedical, Inc.+ ..........         2,340
        565     LifePoint Hospitals, Inc.+ ..........        17,572
      1,300     Lincare Holdings, Inc.+ .............        50,648
        200     Luminex Corp.+ ......................         2,972
        200     MannKind Corp.+ .....................         4,088
      1,200     Manor Care, Inc. ....................        53,220
        200     Matrixx Initiatives, Inc.+ ..........         4,660
        500     Maxygen, Inc.+ ......................         4,140
      3,600     McKesson Corp. ......................       187,668
      2,300     Medarex, Inc.+ ......................        30,406
      1,100     Medcath Corp.+ ......................        21,032
      3,599     Medco Health Solutions, Inc.+ .......       205,935
        200     Medicines Co.+ ......................         4,114
        600     Medicis Pharmaceutical
                Corp., Class A ......................        19,560
      3,055     MedImmune, Inc.+ ....................       111,752
     13,918     Medtronic, Inc. .....................       706,338
        700     Mentor Corp. ........................        31,717
     25,233     Merck & Co., Inc. ...................       888,959
        200     Merge Technologies, Inc.+ ...........         3,194
        300     Meridian Bioscience, Inc. ...........         8,094
        500     MGI Pharma, Inc.+ ...................         8,750
      1,000     Micrus Endovascular Corp.+...........        14,140
      2,900     Millennium Pharmaceuticals, Inc.+ ...        29,319
        150     Millipore Corp.+ ....................        10,959
      1,000     Momenta Pharmaceuticals, Inc.+ ......        19,660
      2,500     Mylan Laboratories, Inc. ............        58,500
        500     Nabi Biopharmaceuticals+ ............         2,820

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Health Care (continued)
        900     Nastech Pharmaceutical Co., Inc.+ ... $      16,200
        200     Natus Medical, Inc.+ ................         4,100
      2,050     Nektar Therapeutics+ ................        41,779
        200     NeoPharm, Inc.+ .....................         1,672
        750     Neurocrine Biosciences, Inc.+ .......        48,405
        200     Nutraceutical International
                Corp.+ ..............................         3,014
        200     NuVasive, Inc.+ .....................         3,770
        800     NxStage Medical, Inc.+ ..............        10,264
      1,200     Omnicare, Inc. ......................        65,988
      1,100     Omnicell, Inc.+ .....................        12,529
        900     Onyx Pharmaceuticals, Inc.+..........        23,634
        600     Option Care, Inc. ...................         8,484
        200     OSI Pharmaceuticals, Inc.+ ..........         6,420
        900     Owens & Minor, Inc. .................        29,493
        200     Palomar Medical Technologies,
                Inc.+ ...............................         6,690
         50     Par Pharmaceutical Cos., Inc.+ ......         1,409
         50     Parexel International Corp.+.........         1,322
      1,600     Patterson Cos., Inc.+ ...............        56,320
        400     PDI, Inc.+ ..........................         4,668
      1,300     PDL Biopharma, Inc.+ ................        42,640
      1,417     PerkinElmer, Inc. ...................        33,257
      2,000     Perrigo Co. .........................        32,620
        312     Per-Se Technologies, Inc.+ ..........         8,318
     86,211     Pfizer, Inc. ........................     2,148,378
      1,000     Pharmaceutical Product
                Development, Inc. ...................        34,610
        200     Pharmacyclics, Inc.+ ................           920
        200     Pharmion Corp.+ .....................         3,604
        900     Phase Forward, Inc.+ ................        10,026
        100     PolyMedica Corp. ....................         4,236
        200     PRA International+ ..................         4,958
        200     Providence Service Corp. (The)+ .....         6,504
      1,600     PSS World Medical, Inc.+ ............        30,864

   Shares                                                 Value
-----------                                           -------------
Health Care (continued)
        900     Psychiatric Solutions, Inc.+ ........ $      29,817
        200     QMed, Inc.+ .........................         1,850
      2,000     Quest Diagnostics, Inc. .............       102,600
        440     Regeneron Pharmaceuticals, Inc.+ ....         7,317
        500     Renovis, Inc.+ ......................        10,660
        200     Res - Care, Inc.+ ...................         3,676
        600     Resmed, Inc.+ .......................        26,388
        800     Respironics, Inc.+ ..................        31,128
        400     Rigel Pharmaceuticals, Inc.+.........         4,596
        100     Santarus, Inc.+ .....................           747
     17,200     Schering-Plough Corp. ...............       326,628
        900     Schick Technologies, Inc.+ ..........        44,910
        200     Senomyx, Inc.+ ......................         3,292
      1,300     Sepracor, Inc.+ .....................        63,453
        400     Sierra Health Services, Inc.+........        16,280
        900     Somaxon Pharmaceuticals Inc+ ........        14,409
      4,500     St. Jude Medical, Inc.+ .............       184,500
      1,750     STERIS Corp. ........................        43,190
      3,320     Stryker Corp. .......................       147,209
         50     Sunrise Senior Living, Inc.+ ........         1,948
        200     SurModics, Inc.+ ....................         7,072
        800     Sybron Dental Specialties, Inc.+ ....        32,992
        200     Symbion, Inc.+ ......................         4,530
        200     Symmetry Medical, Inc.+ .............         4,242
        700     Techne Corp.+ .......................        42,098
        700     Telik, Inc.+ ........................        13,552
      4,726     Tenet Healthcare Corp.+ .............        34,878
        200     Tercica, Inc.+ ......................         1,340
        900     Theravance, Inc.+ ...................        25,236
      1,465     Thermo Electron Corp.+ ..............        54,337
        250     Third Wave Technologies, Inc.+ ......           782
        805     Triad Hospitals, Inc.+ ..............        33,730
        400     Trimeris, Inc.+ .....................         5,404
        200     TriPath Imaging, Inc.+ ..............         1,396
        800     Trizetto Group, Inc.+ ...............        14,072

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Health Care (continued)
        800     United Surgical Partners
                International, Inc.+ ................ $      28,328
        200     United Therapeutics Corp.+...........        13,256
     15,562     UnitedHealth Group, Inc. ............       869,293
        900     Universal Health Services,
                Inc., Class B .......................        45,711
      1,100     Valeant Pharmaceuticals
                International .......................        17,435
      1,700     Varian Medical Systems, Inc.+ .......        95,472
        700     Varian, Inc.+ .......................        28,826
        900     Vascular Solutions, Inc.+ ...........         7,128
        800     VCA Antech, Inc.+ ...................        22,784
      1,450     Vertex Pharmaceuticals, Inc.+ .......        53,056
        400     ViaCell, Inc.+ ......................         2,204
         50     Viasys Healthcare, Inc.+ ............         1,504
      1,050     Viropharma, Inc.+ ...................        13,335
        200     VistaCare, Inc., Class A+ ...........         3,100
        200     Vital Signs, Inc. ...................        10,986
        900     Vnus Medical Technologies, Inc.+ ....         6,831
      1,650     Waters Corp.+ .......................        71,198
      1,450     Watson Pharmaceuticals, Inc.+ .......        41,673
      7,491     WellPoint, Inc.+ ....................       580,028
     15,450     Wyeth ...............................       749,634
        900     Zevex International Inc+ ............        13,023
      2,900     Zimmer Holdings, Inc.+ ..............       196,040
        200     Zoll Medical Corp.+ .................         5,268
                                                      -------------
                                                         22,028,297
                                                      -------------
Industrials - 11.3%
        200     3D Systems Corp.+ ...................         4,274
      7,800     3M Co. ..............................       590,382
        200     AAR Corp.+ ..........................         5,696
        400     ABM Industries, Inc. ................         7,668
        500     ABX Air, Inc.+ ......................         3,405
        273     ACCO Brands Corp.+ ..................         6,061
      1,000     Accuride Corp.+ .....................        11,500

   Shares                                                 Value
-----------                                           -------------
Industrials (continued)
        200     Aceto Corp. ......................... $       1,474
        370     Actuant Corp., Class A ..............        22,651
        550     Acuity Brands, Inc. .................        22,000
      1,100     Adesa, Inc. .........................        29,414
      1,950     AGCO Corp.+ .........................        40,443
        800     Airtran Holdings, Inc.+ .............        14,488
        350     Alexander & Baldwin, Inc. ...........        16,688
         50     Alliant Techsystems, Inc.+ ..........         3,858
      2,600     Allied Waste Industries, Inc.+ ......        31,824
        900     American Ecology Corp. ..............        18,342
      2,200     American Power Conversion  Corp. ....        50,842
        200     American Reprographics Co.+ .........         6,938
        200     American Science &
                Engineering, Inc.+ ..................        18,680
      2,400     American Standard Cos., Inc. ........       102,864
        200     American Woodmark Corp...............         7,100
        900     Ametek, Inc. ........................        40,464
      1,650     AMR Corp.+ ..........................        44,632
        200     Angelica Corp. ......................         4,104
        400     Applied Signal Technology, Inc. .....         7,932
      1,200     Aramark Corp., Class B ..............        35,448
      1,000     Argon ST, Inc.+ .....................        33,530
        600     Armor Holdings, Inc.+ ...............        34,974
      1,200     Artesyn Technologies, Inc.+..........        13,140
        400     Astec Industries, Inc.+ .............        14,360
      1,400     Avery Dennison Corp. ................        81,872
        200     Axsys Technologies, Inc.+ ...........         3,410
        200     Baker (Michael) Corp.+ ..............         5,666
        300     Barnes Group, Inc. ..................        12,150
        300     Barrett Business Services, Inc.+ ....         8,100
      1,400     BE Aerospace, Inc.+ .................        35,168
        200     BlueLinx Holdings, Inc. .............         3,200
      8,300     Boeing Co. ..........................       646,819

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------

Industrials (continued)
        300     Bowne & Co., Inc. ................... $       5,001
        200     Brady Corp., Class A ................         7,492
      1,500     Briggs & Stratton Corp. .............        53,055
        250     Brink's Co. (The) ...................        12,690
        800     BTU International, Inc.+ ............        13,144
      1,050     Builders FirstSource, Inc.+ .........        23,845
      4,690     Burlington Northern Santa
                Fe Corp. ............................       390,818
        400     C&D Technologies, Inc. ..............         3,696
        300     Carlisle Cos., Inc. .................        24,540
        200     Casella Waste Systems, Inc.,
                Class A+ ............................         2,842
      7,700     Caterpillar, Inc. ...................       552,937
        400     CDI Corp. ...........................        11,508
        600     Celadon Group, Inc.+ ................        13,134
     11,827     Cendant Corp. .......................       205,198
        300     Central Parking Corp. ...............         4,800
        750     Cenveo, Inc.+ .......................        12,435
      2,200     CH Robinson Worldwide, Inc. .........       107,998
      1,086     ChoicePoint, Inc.+ ..................        48,598
      1,582     Cintas Corp. ........................        67,425
        400     Clarcor, Inc. .......................        14,240
        400     Clean Harbors, Inc.+ ................        11,868
        500     CNF, Inc. ...........................        24,970
        900     Coinstar, Inc.+ .....................        23,319
        400     Columbus McKinnon Corp.+.............        10,772
        600     Commercial Vehicle Group, Inc.+ .....        11,526
        200     Competitive Technologies, Inc.+ .....           648
        200     Compx International, Inc. ...........         3,230
        200     Consolidated Graphics, Inc+..........        10,424
        700     Continental Airlines, Inc.,
                Class B+ ............................        18,830
      1,300     Cooper Industries, Ltd., Class A ....       112,970
        800     Copart, Inc.+ .......................        21,960
        200     Cornell Cos., Inc.+ .................         2,888

   Shares                                                 Value
-----------                                           -------------
Industrials (continued)
        400     Corporate Executive Board Co. ....... $      40,360
        900     Corrections Corp. of America+ .......        40,680
        100     CoStar Group, Inc.+ .................         5,189
      1,350     Covanta Holding Corp.+ ..............        22,504
        200     Covenant Transport, Inc.,
                Class A+ ............................         2,920
        157     CRA International, Inc.+ ............         7,734
        700     Crane Co. ...........................        28,707
      2,600     CSX Corp. ...........................       155,480
        400     Cummins, Inc. .......................        42,040
        150     Curtiss-Wright Corp. ................         9,930
      3,018     Danaher Corp. .......................       191,794
      3,100     Deere & Co. .........................       245,055
        100     Delta Air Lines, Inc.+ ..............            57
        200     Deluxe Corp. ........................         5,234
        900     DiamondCluster International,
                Inc.+ ...............................         9,630
        900     Donaldson Co., Inc. .................        30,411
      2,650     Dover Corp. .........................       128,684
        278     DRS Technologies, Inc. ..............        15,254
        950     Dun & Bradstreet Corp.+ .............        72,846
        400     Dynamic Materials Corp. .............        14,256
        200     Eagle Bulk Shipping, Inc. ...........         2,790
      1,900     Eaton Corp. .........................       138,643
        100     EGL, Inc.+ ..........................         4,500
        200     ElkCorp. ............................         6,750
      4,650     Emerson Electric Co. ................       388,879
        350     Encore Wire Corp.+ ..................        11,858
        500     EnerSys+ ............................         6,900
        900     ENGlobal Corp.+ .....................        13,149
      1,000     EnPro Industries, Inc.+ .............        34,300
      1,750     Equifax, Inc. .......................        65,170
        900     Evergreen Solar, Inc.+ ..............        13,860
      1,200     Expeditors International
                Washington, Inc. ....................       103,668
        200     Exponent, Inc.+ .....................         6,330
        200     ExpressJet Holdings, Inc.+ ..........         1,488

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Industrials (continued)
      1,400     Fastenal Co. ........................ $      66,276
      1,400     Federal Signal Corp. ................        25,900
      3,532     FedEx Corp. .........................       398,904
      1,000     Fiberstars, Inc.+ ...................         9,020
        100     First Advantage Corp., Class A+ .....         2,418
        400     Flowserve Corp.+ ....................        23,336
      1,100     Fluor Corp. .........................        94,380
        200     Foster Wheeler, Ltd.+ ...............         9,462
        100     Franklin Electric Co., Inc. .........         5,465
        200     Frontier Airlines, Inc. .............         1,540
        200     Frozen Food Express Industries+ .....         2,090
      1,400     FTI Consulting, Inc.+ ...............        39,942
        800     FuelCell Energy, Inc.+ ..............         9,176
        200     GATX Corp. ..........................         8,258
        300     Gehl Co.+ ...........................         9,936
        800     Genco Shipping & Trading, Ltd. ......        13,616
      1,400     GenCorp., Inc.+ .....................        28,770
      1,500     General Cable Corp.+ ................        45,495
      4,240     General Dynamics Corp. ..............       271,275
    123,246     General Electric Co. ................     4,286,496
        750     Global Cash Access, Inc.+ ...........        13,140
        300     Global Power Equipment
                Group, Inc.+ ........................         1,155
      1,400     Goodrich Corp. ......................        61,054
        987     Graco, Inc. .........................        44,839
      1,300     GrafTech International, Ltd.+........         7,930
        200     Greenbrier Cos., Inc. ...............         8,010
        520     Griffon Corp.+ ......................        12,917
        150     Harland (John H.) Co. ...............         5,895
        400     Harsco Corp. ........................        33,048
        200     Hawaiian Holdings, Inc.+ ............         1,042
        450     Healthcare Services Group ...........         9,612
        550     Heartland Express, Inc. .............        11,984
        142     Heico Corp., Class A ................         3,867
        200     Heidrick & Struggles
                International, Inc.+ ................         7,256

   Shares                                                 Value
-----------                                           -------------
Industrials (continued)
        200     Herley Industries, Inc.+ ............ $       4,176
        900     Herman Miller, Inc. .................        29,169
      1,750     Hexcel Corp.+ .......................        38,447
        900     HNI Corp. ...........................        53,100
      1,200     Hoku Scientific, Inc.+ ..............         7,680
      8,575     Honeywell International, Inc. .......       366,753
        750     Horizon Lines, Inc., Class A.........         9,720
         50     HUB Group, Inc., Class A+ ...........         2,279
        400     Hubbell, Inc., Class B ..............        20,504
        200     Hudson Highland Group, Inc.+ ........         3,788
      1,600     Hunt (JB) Transport Services,
                Inc. ................................        34,464
        400     Hurco Cos., Inc.+ ...................        10,888
        200     Huron Consulting Group, Inc.+ .......         6,058
        350     IDEX Corp. ..........................        18,260
      1,000     IHS, Inc., Class A+ .................        27,350
      1,000     IKON Office Solutions, Inc...........        14,250
      3,233     Illinois Tool Works, Inc. ...........       311,370
      1,850     Imperial Industries, Inc.+ ..........        28,786
        400     Infrasource Services, Inc.+ .........         6,884
      3,350     Ingersoll-Rand Co., Ltd.,
                Class A .............................       139,996
        300     Innovative Solutions &
                Support, Inc.+ ......................         3,900
        900     Insituform Technologies,
                Inc., Class A+ ......................        23,940
        600     Interline Brands, Inc.+ .............        15,138
      1,100     Intersections, Inc.+ ................        12,441
        400     Ionatron, Inc.+ .....................         5,404
      1,700     ITT Industries, Inc. ................        95,574
        600     Jacobs Engineering Group, Inc.+ .....        52,044
      1,000     Jacuzzi Brands, Inc.+ ...............         9,830
      1,875     JetBlue Airways Corp.+ ..............        20,100
      1,000     JLG Industries, Inc. ................        30,790
      1,000     Jorgensen (Earle M.) Co.+ ...........        15,150
      1,425     Joy Global, Inc. ....................        85,172

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Industrials (continued)
        900     K&F Industries Holdings, Inc.+ ...... $      14,940
      1,273     Kansas City Southern+ ...............        31,443
        400     Kelly Services, Inc., Class A........        10,868
        300     Kennametal, Inc. ....................        18,342
        487     Knight Transportation, Inc. .........         9,618
        750     Knoll, Inc. .........................        15,990
        400     Korn/Ferry International+ ...........         8,156
     14,300     Kreisler Manufacturing Corp.+ .......       130,130
        200     KVH Industries, Inc.+ ...............         2,214
      1,300     L-3 Communications Holdings, Inc. ...       111,527
        800     LaBarge, Inc.+ ......................        11,960
        250     Labor Ready, Inc.+ ..................         5,988
        900     Laidlaw International, Inc. .........        24,480
        600     Landstar System, Inc. ...............        26,472
        200     Learning Tree International,
                Inc.+ ...............................         2,424
        300     LECG Corp.+ .........................         5,781
      1,550     Lennox International, Inc. ..........        46,283
         50     Lincoln Electric Holdings, Inc. .....         2,700
        400     Lindsay Manufacturing Co. ...........        10,836
        800     LMI Aerospace, Inc.+ ................        14,512
      4,400     Lockheed Martin Corp. ...............       330,572
        200     LSI Industries, Inc. ................         3,408
        200     Lydall, Inc.+ .......................         1,930
        300     Magnetek, Inc.+ .....................         1,191
        250     Manitowoc Co., Inc. (The) ...........        22,788
      1,303     Manpower, Inc. ......................        74,506
        300     Marten Transport, Ltd.+ .............         5,427
      4,400     Masco Corp. .........................       142,956
        750     McDermott International, Inc.+ ......        40,838
        200     McGrath Rentcorp ....................         6,012
        900     Meadow Valley Corp.+ ................        11,097
        400     Medis Technologies, Ltd.+ ...........         9,332
        200     Mesa Air Group, Inc.+ ...............         2,288

   Shares                                                 Value
-----------                                           -------------
Industrials (continued)
      1,300     Monster Worldwide, Inc.+ ............ $      64,818
         50     Moog, Inc., Class A+ ................         1,774
        300     MSC Industrial Direct Co.,
                Class A .............................        16,206
        450     Navigant Consulting, Inc.+ ..........         9,608
        350     Navistar International Corp.+........         9,653
        515     NCO Group, Inc.+ ....................        12,231
      4,900     Norfolk Southern Corp. ..............       264,943
      3,500     Northrop Grumman Corp. ..............       239,015
        100     Northwest Airlines Corp.+ ...........            45
        200     On Assignment, Inc.+ ................         2,196
        300     Orbital Sciences Corp.+ .............         4,746
        600     Oshkosh Truck Corp. .................        37,344
        900     Outlook Group Corp. .................        11,763
      2,025     Paccar, Inc. ........................       142,722
        250     Pacer International, Inc. ...........         8,170
      1,600     Pall Corp. ..........................        49,904
      1,729     Parker Hannifin Corp. ...............       139,375
        400     Park-Ohio Holdings Corp.+ ...........         7,984
      1,300     Pentair, Inc. .......................        52,975
      1,000     PeopleSupport, Inc.+ ................         9,800
        900     Phazar Corp.+ .......................        13,104
      1,523     PHH Corp.+ ..........................        40,664
        900     Pike Electric Corp.+ ................        18,909
        500     Pinnacle Airlines Corp.+ ............         3,330
      2,800     Pitney Bowes, Inc. ..................       120,204
        390     Plug Power, Inc.+ ...................         1,950
        300     Power-One, Inc.+ ....................         2,160
      1,400     Precision Castparts Corp. ...........        83,160
        200     PRG-Schultz International, Inc.+ ....           122
        200     Quality Distribution, Inc.+ .........         2,606
        850     Quanta Services, Inc.+ ..............        13,617
        100     Quipp, Inc. .........................         1,099
      2,500     R.R. Donnelley & Sons Co. ...........        81,800
        400     RailAmerica, Inc.+ ..................         4,264
      5,400     Raytheon Co. ........................       247,536
        100     RBC Bearings, Inc.+ .................         2,050

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Industrials (continued)
      1,000     Republic Airways Holdings, Inc.+ .... $      14,810
      1,000     Republic Services, Inc. .............        42,510
        200     Resources Connection, Inc.+..........         4,982
        200     Robbins & Myers, Inc. ...............         4,320
      2,300     Robert Half International, Inc. .....        88,803
      1,500     Rockwell Automation, Inc. ...........       107,865
      1,900     Rockwell Collins, Inc. ..............       107,065
        900     Rollins, Inc. .......................        18,216
      1,000     Roper Industries Inc ................        48,630
        800     Ryder System, Inc. ..................        35,824
        300     SCS Transportation, Inc.+ ...........         8,733
        700     Shaw Group, Inc. (The)+ .............        21,280
         50     Simpson Manufacturing Co., Inc. .....         2,165
      1,300     SIRVA, Inc.+ ........................        11,089
        850     SkyWest, Inc. .......................        24,880
        100     Smith (A.O.) Corp. ..................         5,280
        400     Sourcecorp+ .........................         9,644
      7,843     Southwest Airlines Co. ..............       141,096
        500     Spherion Corp.+ .....................         5,200
      1,400     Spire Corp.+ ........................        11,760
        934     SPX Corp. ...........................        49,894
        200     Standard Register Co. (The)..........         3,100
      1,400     Steelcase, Inc., Class A ............        25,200
        500     Stericycle, Inc.+ ...................        33,810
        300     Sun Hydraulics, Inc. ................         6,414
        200     Swift Transportation Co., Inc.+ .....         4,346
        200     Sypris Solutions, Inc. ..............         1,886
        900     TAL International Group, Inc.+ ......        21,699
        750     Taleo Corp.+ ........................         9,788
      1,200     Taser International, Inc.+ ..........        12,708
        200     Tecumseh Products Co., Class A ......         4,908
         50     Teleflex, Inc. ......................         3,582
        800     TeleTech Holdings, Inc.+ ............         8,888

   Shares                                                 Value
-----------                                           -------------
Industrials (continued)
        600     Terex Corp.+ ........................ $      47,544
        493     Tetra Tech, Inc.+ ...................         9,411
      1,400     Textron, Inc. .......................       130,746
        250     Thomas & Betts Corp.+ ...............        12,845
        800     Timken Co. ..........................        25,816
        200     Titan International, Inc. ...........         3,452
        200     Toro Co. ............................         9,550
        200     TRC Cos., Inc.+ .....................         2,706
        500     Tredegar Corp. ......................         7,955
        400     Trex Co., Inc.+ .....................        12,680
        800     Trinity Industries, Inc. ............        43,512
        200     Triumph Group, Inc.+ ................         8,852
        300     TRM Corp.+ ..........................         2,019
     23,100     Tyco International, Ltd. ............       620,928
        900     UAL Corp.+ ..........................        35,937
        500     Ultralife Batteries, Inc.+ ..........         6,425
      3,300     Union Pacific Corp. .................       308,055
        200     United Industrial Corp. .............        12,186
      7,500     United Parcel Service, Inc.,
                Class B .............................       595,350
        800     United Rentals, Inc.+ ...............        27,600
        300     United Stationers, Inc.+ ............        15,930
     10,494     United Technologies Corp. ...........       608,337
        200     Universal Truckload
                Services, Inc.+ .....................         5,010
        800     URS Corp.+ ..........................        32,200
         41     US Airways Group, Inc.+ .............         1,640
        400     US Xpress Enterprises, Inc.,
                Class A+ ............................         7,788
        400     USA Truck, Inc.+ ....................         9,848
        300     USG Corp.+ ..........................        28,488
        200     Valmont Industries, Inc. ............         8,408
        200     Viad Corp. ..........................         6,856
        400     Vicor Corp. .........................         7,892
        200     Volt Information Sciences, Inc.+ ....         6,112
        250     Wabash National Corp. ...............         4,938
        300     Wabtec Corp. ........................         9,780
        300     Walter Industries, Inc. .............        19,986

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Industrials (continued)
        850     Waste Connections, Inc.+ ............ $      33,838
      5,950     Waste Management, Inc. ..............       210,035
        900     Watson Wyatt Worldwide,
                Inc., Class A .......................        29,322
        550     Werner Enterprises, Inc. ............        10,104
        800     WESCO International, Inc.+ ..........        54,408
        750     Williams Scotsman
                International, Inc.+ ................        18,788
        400     World Air Holdings, Inc.+ ...........         3,928
      1,200     WW Grainger, Inc. ...................        90,420
        950     YRC Worldwide, Inc.+ ................        36,157
                                                      -------------
                                                         19,777,334
                                                      -------------
Information Technology - 15.8%
        200     3Com Corp.+ .........................         1,024
      6,300     Accenture, Ltd., Class A ............       189,441
      1,000     Access Integrated Technologies,
                Inc., Class A+.......................        12,850
        200     Actel Corp.+ ........................         3,188
      2,844     Activision, Inc.+ ...................        39,219
      1,100     Acxiom Corp. ........................        28,424
        100     Adaptec, Inc.+ ......................           553
      1,531     ADC Telecommunications, Inc.+ .......        39,178
        900     ADDvantage Technologies Group+ ......         5,310
        200     ADE Corp.+ ..........................         6,124
      6,859     Adobe Systems, Inc.+ ................       239,516
        350     Adtran, Inc. ........................         9,163
      1,000     Advanced Analogic
                Technologies, Inc.+ .................        11,400
      1,300     Advanced Digital
                Information Corp.+ ..................        11,414
        400     Advanced Energy Industries, Inc.+ ...         5,652
      4,200     Advanced Micro Devices, Inc.+ .......       139,272
      1,250     Aeroflex, Inc.+ .....................        17,163
      1,400     Affiliated Computer Services,
                Inc., Class A+ ......................        83,524

   Shares                                                 Value
-----------                                           -------------
Information Technology (continued)
      2,140     Agere Systems, Inc.+ ................ $      32,186
        300     Agile Software Corp.+ ...............         2,289
      4,446     Agilent Technologies, Inc.+ .........       166,947
        700     Agilysys, Inc. ......................        10,542
      1,459     Akamai Technologies, Inc.+...........        47,987
        450     Alliance Data Systems Corp.+ ........        21,047
      4,400     Altera Corp.+ .......................        90,816
        200     Altiris, Inc.+ ......................         4,402
        200     American Technology Corp.+ ..........           836
      1,000     AMIS Holdings, Inc.+ ................         9,060
      1,200     Amkor Technology, Inc.+ .............        10,368
        800     Amphenol Corp., Class A .............        41,744
      4,500     Analog Devices, Inc. ................       172,305
        200     Anaren, Inc.+ .......................         3,894
      1,550     Andrew Corp.+ .......................        19,034
      1,350     Anixter International, Inc. .........        64,503
        200     Ansoft Corp.+ .......................         8,338
      1,300     Answers Corp.+ ......................        15,613
        150     Anteon International Corp.+..........         8,184
      9,900     Apple Computer, Inc.+ ...............       620,928
        200     Applied Films Corp.+ ................         3,886
     18,658     Applied Materials, Inc. .............       326,702
        200     Aptimus, Inc.+ ......................         1,292
      1,650     aQuantive, Inc.+ ....................        38,841
        941     Ariba, Inc.+ ........................         9,203
      2,200     Arris Group, Inc.+ ..................        30,272
      1,750     Arrow Electronics, Inc.+ ............        56,473
        200     Aspen Technology, Inc.+ .............         2,530
        900     Astea International, Inc.+ ..........        10,557
        700     Atheros Communications, Inc.+ .......        18,333
        300     Atmel Corp.+ ........................         1,416
        800     ATMI, Inc.+ .........................        24,160
      2,800     Autodesk, Inc.+ .....................       107,856
      6,400     Automatic Data Processing, Inc. .....       292,352
      5,390     Avaya, Inc.+ ........................        60,907

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Information Technology (continued)
        693     Avid Technology, Inc.+ .............. $      30,118
      1,400     Avnet, Inc.+ ........................        35,532
      1,350     Avocent Corp.+ ......................        42,849
      1,389     Axcelis Technologies, Inc.+ .........         8,140
        200     Bankrate, Inc.+ .....................         8,712
      6,050     BEA Systems, Inc.+ ..................        79,437
      2,900     BearingPoint, Inc.+ .................        24,621
        200     Bel Fuse, Inc., Class B .............         7,006
      1,550     Belden CDT, Inc. ....................        42,207
        400     Bell Microproducts, Inc.+ ...........         2,464
        800     Benchmark Electronics, Inc.+ ........        30,680
      1,650     BISYS Group, Inc. (The)+ ............        22,242
         50     Blackbaud, Inc. .....................         1,060
        400     Blackboard, Inc.+ ...................        11,364
        200     Blue Coat Systems, Inc.+ ............         4,348
      2,517     BMC Software, Inc.+ .................        54,518
        500     Borland Software Corp.+ .............         2,700
        200     Bottomline Technologies, Inc.+ ......         2,746
      4,665     Broadcom Corp., Class A+ ............       201,341
        300     Brocade Communications
                Systems, Inc.+ ......................         2,004
        906     Brooks Automation, Inc.+ ............        12,901
      5,572     CA, Inc. ............................       151,614
        100     Cabot Microelectronics Corp.+ .......         3,710
      2,827     Cadence Design Systems, Inc.+ .......        52,271
        750     Carrier Access Corp.+ ...............         4,515
      1,000     Cascade Microtech, Inc.+ ............        13,010
        200     Catapult Communications Corp.+ ......         2,660
        680     CDW Corp. ...........................        40,018
      1,800     Ceridian Corp.+ .....................        45,810
        700     Checkfree Corp.+ ....................        35,350
        850     Checkpoint Systems, Inc.+ ...........        22,848
        100     Cherokee International Corp.+ .......           510

   Shares                                                 Value
-----------                                           -------------
Information Technology (continued)
        200     Ciber, Inc.+ ........................ $       1,276
      1,581     Ciena Corp.+ ........................         8,237
        800     Cirrus Logic, Inc.+ .................         6,784
     76,273     Cisco Systems, Inc.+ ................     1,652,836
      2,000     Citrix Systems, Inc.+ ...............        75,800
        200     Click Commerce, Inc.+ ...............         4,788
      2,037     CNET Networks, Inc.+ ................        28,946
        850     Cognex Corporation ..................        25,194
      1,600     Cognizant Technology Solutions
                Corp., Class A+ .....................        95,184
      1,550     CommScope, Inc.+ ....................        44,253
      2,280     Computer Sciences Corp.+ ............       126,654
      5,450     Compuware Corp.+ ....................        42,674
      1,000     Comtech Telecommunications Corp.+ ...        29,170
      2,231     Comverse Technology, Inc.+...........        52,495
        500     Concur Technologies, Inc.+ ..........         9,265
        800     Convera Corp.+ ......................         7,664
      1,500     Convergys Corp.+ ....................        27,315
     18,019     Corning, Inc.+ ......................       484,891
        500     Covansys Corp.+ .....................         8,595
      1,150     Credence Systems Corp.+ .............         8,441
        900     Cree, Inc.+ .........................        29,529
        450     CSG Systems International, Inc.+ ....        10,467
        200     CTS Corp. ...........................         2,676
      1,600     Cypress Semiconductor Corp.+ ........        27,120
        200     Daktronics, Inc. ....................         7,300
        300     DataTRAK International, Inc.+ .......         2,202
     24,000     Dell, Inc.+ .........................       714,240
      1,850     Diebold, Inc. .......................        76,035
        200     Digi International, Inc.+ ...........         2,334
        200     Digital Insight Corp.+ ..............         7,280
         50     Digital River, Inc.+ ................         2,181
      1,350     Digitas, Inc.+ ......................        19,440
      1,200     Ditech Communications Corp.+ ........        12,540

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Information Technology (continued)
        700     DST Systems, Inc.+ .................. $      40,558
        200     DTS, Inc.+ ..........................         3,932
      2,721     Earthlink, Inc.+ ....................        25,986
     11,600     eBay, Inc.+ .........................       453,096
        300     Echelon Corp.+ ......................         2,832
        400     eCollege.com, Inc.+ .................         7,536
        200     EFJ, Inc.+ ..........................         2,158
      1,380     eFunds Corp.+ .......................        35,659
        200     Electro Scientific Industries,
                Inc.+ ...............................         4,426
      3,500     Electronic Arts, Inc.+ ..............       191,520
      5,800     Electronic Data Systems Corp. .......       155,614
      1,550     Electronics for Imaging+ ............        43,354
        200     Embarcadero Technologies, Inc.+ .....         1,400
     27,429     EMC Corp.+ ..........................       373,857
      1,000     Emcore Corp.+ .......................        10,220
        850     Emulex Corp.+ .......................        14,527
        800     EndWave Corp.+ ......................        11,752
      1,586     Entegris, Inc.+ .....................        16,875
        500     Epicor Software Corp.+ ..............         6,715
        200     EPIQ Systems, Inc.+ .................         3,800
        200     Euronet Worldwide, Inc.+ ............         7,566
        500     Exar Corp.+ .........................         7,140
        200     Excel Technology, Inc.+ .............         5,894
      1,000     Extreme Networks+ ...................         5,020
         50     F5 Networks, Inc.+ ..................         3,625
         50     Factset Research Systems, Inc. ......         2,218
      1,044     Fair Isaac Corp. ....................        41,363
      1,500     Fairchild Semiconductor
                International, Inc.+ ................        28,605
        100     FalconStor Software, Inc.+ ..........           945
        200     Fargo Electronics, Inc.+ ............         3,382
        200     FARO Technologies, Inc.+ ............         2,850
        400     FEI Co.+ ............................         7,940
      1,050     Fidelity National Information
                Services, Inc. ......................        42,578

   Shares                                                 Value
-----------                                           -------------
Information Technology (continued)
        850     Filenet Corp.+ ...................... $     22,967
      8,579     First Data Corp. ....................      401,669
      2,428     Fiserv, Inc.+ .......................      103,311
      1,750     Flir Systems, Inc.+ .................       49,718
         50     Formfactor, Inc.+ ...................        1,966
        200     Forrester Research, Inc.+ ...........        4,464
      1,050     Foundry Networks, Inc.+ .............       19,068
      4,851     Freescale Semiconductor,
                Inc., Class B+ ......................      134,712
        500     Gartner, Inc.+ ......................        6,975
        400     Gateway, Inc.+ ......................          876
      1,000     Genesis Microchip, Inc.+ ............       17,040
      1,000     Gevity HR, Inc. .....................       24,460
        300     Global e-Point, Inc.+ ...............          996
        650     Global Payments, Inc. ...............       34,457
      2,200     Google, Inc., Class A+ ..............      858,000
        200     Harmonic, Inc.+ .....................        1,274
      1,200     Harris Corp. ........................       56,748
         50     Heartland Payment Systems, Inc.+ ....        1,238
        170     Hewitt Associates, Inc., Class A+ ...        5,056
     33,277     Hewlett-Packard Co. .................    1,094,813
        150     Hittite Microwave Corp.+ ............        5,056
        104     Homestore, Inc.+ ....................          682
      1,050     Hyperion Solutions Corp.+ ...........       34,230
        400     ID Systems, Inc.+ ...................       10,000
      1,100     Identix, Inc.+ ......................        8,756
        750     Ikanos Communications, Inc.+ ........       14,782
        200     Imergent, Inc.+ .....................        2,208
      1,750     Informatica Corp.+ ..................       27,212
      1,050     Infospace, Inc.+ ....................       29,348
        500     infoUSA, Inc.+ ......................        6,490
      1,500     Ingram Micro, Inc., Class A+.........       30,000
      3,510     Integrated Device
                Technology, Inc.+ ...................       52,159
     70,416     Intel Corp. .........................    1,362,550
        493     Interchange Corp.+ ..................        1,809

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Information Technology (continued)
        300     Interdigital Communications
                Corp.+ .............................. $       7,356
        200     Intermec, Inc.+ .....................         6,102
     18,270     International Business
                Machines Corp. ......................     1,506,727
        200     International DisplayWorks, Inc.+ ...         1,310
        800     International Rectifier Corp.+ ......        33,144
        350     Internet Security Systems, Inc.+ ....         8,393
      1,800     Intersil Corp., Class A .............        52,056
        500     Inter-Tel, Inc. .....................        10,720
        200     InterVoice, Inc.+ ...................         1,722
        200     Interwoven, Inc.+ ...................         1,798
        400     Intrado, Inc.+ ......................        10,392
      1,550     Intuit, Inc.+ .......................        82,444
        200     iPayment, Inc.+ .....................         8,570
      1,550     Iron Mountain, Inc.+ ................        63,147
      1,100     iVillage, Inc.+ .....................         9,251
        500     Ixia+ ...............................         7,130
        400     IXYS Corp.+ .........................         3,688
      2,250     Jabil Circuit, Inc.+ ................        96,435
        600     Jack Henry & Associates, Inc. .......        13,722
      8,230     JDS Uniphase Corp.+ .................        34,319
      6,590     Juniper Networks, Inc.+ .............       126,001
        600     Jupitermedia Corp.+ .................        10,788
        200     Kanbay International, Inc.+ .........         3,052
      1,300     Keane, Inc.+ ........................        20,475
        200     Keithley Instruments, Inc. ..........         3,072
      1,400     Kemet Corp.+ ........................        13,258
        200     Keynote Systems, Inc.+ ..............         2,288
      2,300     KLA-Tencor Corp. ....................       111,228
      1,000     Knot, Inc. (The)+ ...................        18,100
         50     Komag, Inc.+ ........................         2,380
        700     Kulicke & Soffa Industries, Inc.+ ...         6,678
      1,600     Lam Research Corp.+ .................        68,800

   Shares                                                 Value
-----------                                           -------------
Information Technology (continued)
        100     LaserCard Corp.+ .................... $       2,250
        100     Lattice Semiconductor Corp.+ ........           666
      1,100     Lawson Software, Inc.+ ..............         8,437
      1,000     Leadis Technologies, Inc.+ ..........         5,680
        200     LeCroy Corp.+ .......................         3,130
      1,300     Lexar Media, Inc.+ ..................        11,154
      1,800     Lexmark International, Inc.,
                Class A+ ............................        81,684
      3,800     Linear Technology Corp. .............       133,304
        200     Littelfuse, Inc.+ ...................         6,826
        200     LoJack Corp.+ .......................         4,796
      5,090     LSI Logic Corp.+ ....................        58,840
        100     LTX Corp.+ ..........................           540
     38,886     Lucent Technologies, Inc.+ ..........       118,602
        500     Macrovision Corp.+ ..................        11,075
        500     Magma Design Automation, Inc.+ ......         4,325
        200     Majesco Entertainment Co.+...........           276
        900     MakeMusic!, Inc.+ ...................         4,788
        400     Manhattan Associates, Inc.+..........         8,800
        300     Mantech International Corp.,
                Class A+ ............................         9,966
        400     Marchex, Inc., Class B+ .............         8,600
      2,600     Marvell Technology Group, Ltd.+ .....       140,660
      1,100     Mastec, Inc.+ .......................        15,587
      1,100     Mattson Technology, Inc.+ ...........        13,200
      3,890     Maxim Integrated Products, Inc. .....       144,514
      4,080     Maxtor Corp.+ .......................        39,005
      1,900     McAfee, Inc.+ .......................        46,227
        447     McData Corp., Class A+ ..............         2,065
        200     Measurement Specialties, Inc.+ ......         5,230
      1,750     MEMC Electronic Materials, Inc.+ ....        64,610
      1,000     Mentor Graphics Corp.+ ..............        11,050
        200     Mercury Computer Systems, Inc.+ .....         3,240

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Information Technology (continued)
      1,100     Mercury Interactive Corp.+ .......... $      38,280
        200     Methode Electronics, Inc. ...........         2,178
        900     Micrel, Inc.+ .......................        13,338
      2,512     Microchip Technology, Inc............        91,186
      6,650     Micron Technology, Inc.+ ............        97,888
        750     Microsemi Corp.+ ....................        21,832
    106,490     Microsoft Corp. .....................     2,897,593
        500     Midway Games, Inc.+ .................         4,610
        300     MIPS Technologies, Inc.+ ............         2,238
        200     Mobility Electronics, Inc.+ .........         1,666
        200     Moldflow Corp.+ .....................         3,140
      1,625     Molex, Inc. .........................        53,950
      1,100     MoneyGram International, Inc. .......        33,792
        800     Monolithic Power Systems, Inc.+ .....        14,912
        200     Monolithic System
                Technology, Inc.+ ...................         1,772
        200     Motive, Inc.+ .......................           780
     28,941     Motorola, Inc. ......................       663,038
      1,900     MPS Group, Inc.+ ....................        29,070
        400     MRO Software, Inc.+ .................         6,384
        227     MTS Systems Corp. ...................         9,495
        200     Multi-Fineline Electronix, Inc.+ ....        11,698
      1,000     Nanometrics, Inc.+ ..................        13,850
        475     National Instruments Corp. ..........        15,494
      4,200     National Semiconductor Corp. ........       116,928
        650     NAVTEQ Corp.+ .......................        32,922
      1,800     NCR Corp.+ ..........................        75,222
        900     Neomagic Corp+ ......................         5,040
        200     Neoware, Inc.+ ......................         5,924
        750     Netgear, Inc.+ ......................        14,258
        732     NetIQ Corp.+ ........................         8,162
        250     Netlogic Microsystems, Inc.+.........        10,302
        200     Netratings, Inc.+ ...................         2,650
      4,000     Network Appliance, Inc.+ ............       144,120
        800     Newport Corp.+ ......................        15,088

   Shares                                                 Value
-----------                                           -------------
Information Technology (continued)
        200     NMS Communications Corp.+ ........... $         754
        800     Novatel Wireless, Inc.+ .............         7,160
      4,584     Novell, Inc.+ .......................        35,205
      1,823     Novellus Systems, Inc.+ .............        43,752
      2,300     Nuance Communications, Inc.+ ........        27,163
        100     NVE Corp.+ ..........................         1,602
      1,800     Nvidia Corp.+ .......................       103,068
        450     Omnivision Technologies, Inc.+ ......        13,590
        500     ON Semiconductor Corp.+ .............         3,630
        400     Online Resources Corp.+ .............         5,200
        900     Open Solutions, Inc.+ ...............        24,579
        611     Openwave Systems, Inc.+ .............        13,185
        200     Opnet Technologies, Inc.+ ...........         2,144
      1,300     Opsware, Inc.+ ......................        11,141
     47,030     Oracle Corp.+ .......................       643,841
        200     OSI Systems, Inc.+ ..................         4,226
        200     Overland Storage, Inc.+ .............         1,816
        530     Palm, Inc.+ .........................        12,275
        900     PAR Technology Corp.+ ...............        15,966
      1,540     Parametric Technology Corp.+ ........        25,148
        200     Park Electrochemical Corp. ..........         5,900
        300     Paxar Corp.+ ........................         5,871
      4,100     Paychex, Inc. .......................       170,806
        400     Pegasus Solutions, Inc.+ ............         3,764
        200     Pericom Semiconductor Corp.+ ........         1,972
      1,750     Perot Systems Corp., Class A+ .......        27,230
         41     Pfsweb, Inc.+ .......................            50
        200     Phoenix Technologies, Ltd.+..........         1,356
        300     Photon Dynamics, Inc.+ ..............         5,625
        800     Photronics, Inc.+ ...................        15,008
        100     Pixelworks, Inc.+ ...................           497
        200     Planar Systems, Inc.+ ...............         3,384
        450     Plantronics, Inc. ...................        15,944

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Information Technology (continued)
        400     PLATO Learning, Inc.+ ............... $       3,796
      1,450     Plexus Corp.+ .......................        54,476
        200     PLX Technology, Inc.+ ...............         2,510
      2,250     PMC - Sierra, Inc.+ .................        27,652
        950     Polycom, Inc.+ ......................        20,596
        400     Portalplayer, Inc.+ .................         8,892
        900     Power Integrations, Inc.+ ...........        22,302
      1,180     Powerwave Technologies, Inc.+ .......        15,918
        850     Progress Software Corp.+ ............        24,726
        200     QAD, Inc. ...........................         1,496
      2,400     QLogic Corp.+ .......................        46,440
     19,200     Qualcomm, Inc. ......................       971,712
        400     Quest Software, Inc.+ ...............         6,680
        250     Rackable Systems, Inc.+ .............        13,212
        800     Radiant Systems, Inc.+ ..............        10,816
        400     Radisys Corp.+ ......................         7,940
        200     Radyne Corp.+ .......................         3,194
      1,050     Rambus, Inc.+ .......................        41,307
      1,326     RealNetworks, Inc.+ .................        10,940
      2,190     Red Hat, Inc.+ ......................        61,276
        750     Redback Networks, Inc.+ .............        16,268
        900     Relm Wireless Corp.+ ................         8,766
         89     Remec, Inc.+ ........................           117
      1,200     Renaissance Learning, Inc. ..........        21,600
      1,850     Reynolds & Reynolds Co.
                (The), Class A ......................        52,540
      2,900     RF Micro Devices, Inc.+ .............        25,085
        400     RightNow Technologies, Inc.+ ........         6,348
        800     RSA Security, Inc.+ .................        14,352
        640     Rudolph Technologies, Inc.+..........        10,912
        100     S1 Corp.+ ...........................           504
        880     Sabre Holdings Corp., Class A .......        20,706
        900     SafeNet, Inc.+ ......................        23,832
      1,700     Salesforce.com, Inc.+ ...............        61,761
      1,900     SanDisk Corp.+ ......................       109,288
      2,976     Sanmina-SCI Corp.+ ..................        12,202

   Shares                                                 Value
-----------                                           -------------
Information Technology (continued)
      1,200     Sapient Corp.+ ...................... $       9,156
      4,600     Seagate Technology+ .................       121,118
        500     Secure Computing Corp.+ .............         5,770
        200     Semitool, Inc.+ .....................         2,274
      2,150     Semtech Corp.+ ......................        38,464
        900     Sento Corp.+ ........................         6,930
        200     SI International, Inc.+ .............         7,030
        200     Sigma Designs, Inc.+ ................         2,918
        200     Sigmatel, Inc.+ .....................         1,748
        950     Silicon Image, Inc.+ ................         9,794
        800     Silicon Laboratories, Inc.+ .........        43,960
        200     Silicon Storage Technology, Inc.+ ...           876
        900     Sirenza Microdevices, Inc.+ .........         8,505
         50     Sirf Technology Holdings, Inc.+ .....         1,770
      1,482     Skyworks Solutions, Inc.+ ...........        10,063
      5,818     Solectron Corp.+ ....................        23,272
        400     Sonus Networks, Inc.+ ...............         2,192
        900     Spansion LLC+ .......................        13,320
        200     Spectralink Corp. ...................         2,510
      1,000     SPSS, Inc.+ .........................        31,660
        200     SRA International, Inc., Class A+ ...         7,546
        350     SSA Global Technologies, Inc.+ ......         5,610
        500     Staktek Holdings, Inc.+ .............         3,100
        200     Standard Microsystems Corp.+ ........         5,196
        400     Startek, Inc. .......................         9,424
        200     Stellent, Inc.+ .....................         2,372
     31,600     Sun Microsystems, Inc.+ .............       162,108
        100     Sunpower Corp., Class A+ ............         3,816
      1,950     Sybase, Inc.+ .......................        41,184
        750     SYKES Enterprises, Inc.+ ............        10,635
     13,833     Symantec Corp.+ .....................       232,809
      2,738     Symbol Technologies, Inc. ...........        28,968
        100     Symmetricom, Inc.+ ..................           855
        400     Synaptics, Inc.+ ....................         8,796

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Information Technology (continued)
        200     SYNNEX Corp.+ ....................... $       3,712
      1,592     Synopsys, Inc.+ .....................        35,581
        300     Syntel, Inc. ........................         5,676
        400     Take-Two Interactive
                Software, Inc.+ .....................         7,464
         75     Talx Corp. ..........................         2,136
      1,000     Tech Data Corp.+ ....................        36,910
        400     Technitrol, Inc. ....................         9,592
        650     Tekelec+ ............................         8,990
        550     Tektronix, Inc. .....................        19,640
      4,904     Tellabs, Inc.+ ......................        77,974
      2,000     Teradyne, Inc.+ .....................        31,020
        200     Tessera Technologies, Inc.+..........         6,416
     20,022     Texas Instruments, Inc. .............       650,114
        600     THQ, Inc.+ ..........................        15,534
      3,150     TIBCO Software, Inc.+ ...............        26,334
        100     Tier Technologies, Inc., Class B+ ...           805
        200     TNS, Inc.+ ..........................         4,236
        200     TransAct Technologies, Inc.+.........         1,890
      1,350     Transaction Systems
                Architects, Inc.+ ...................        42,134
        250     Travelzoo, Inc.+ ....................         4,895
      1,800     Trident Microsystems, Inc.+ .........        52,308
        200     TTM Technologies, Inc.+ .............         2,898
        800     Ulticom, Inc.+ ......................         8,600
        400     Ultratech, Inc.+ ....................         9,792
      1,870     Unisys Corp.+ .......................        12,884
        650     United Online, Inc. .................         8,359
        200     Universal Display Corp.+ ............         2,876
      1,000     Utstarcom, Inc.+ ....................         6,290
        955     Valueclick, Inc.+ ...................        16,159
        900     Varian Semiconductor Equipment
                Associates, Inc.+....................        25,272
        300     Verint Systems, Inc.+ ...............        10,611
      3,116     VeriSign, Inc.+ .....................        74,753
        400     Viasat, Inc.+ .......................        11,460
        750     Vignette Corp.+ .....................        11,062
      1,000     Virage Logic Corp.+ .................        10,790

   Shares                                                 Value
-----------                                           -------------
Information Technology (continued)
      1,656     Vishay Intertechnology, Inc.+ ....... $      23,581
        900     Vocus, Inc.+ ........................        13,365
        600     Volterra Semiconductor Corp.+ .......        11,454
        150     WebEx Communications, Inc.+ .........         5,050
        300     webMethods, Inc.+ ...................         2,526
        400     Websense, Inc.+ .....................        11,032
      2,400     Western Digital Corp.+ ..............        46,632
        718     Wind River Systems, Inc.+ ...........         8,939
        500     Wireless Xcessories Group+...........         3,255
        250     Witness Systems, Inc.+ ..............         6,350
        900     WPCS International, Inc.+ ...........         6,975
        200     Wright Express Corp.+ ...............         5,610
     10,750     Xerox Corp.+ ........................       163,400
      3,350     Xilinx, Inc. ........................        85,291
     15,300     Yahoo!, Inc.+ .......................       493,578
      1,075     Zebra Technologies Corp.,
                Class A+ ............................        48,074
        900     Zoran Corp.+ ........................        19,692
        200     Zygo Corp.+ .........................         3,264
                                                      -------------
                                                         27,665,834
                                                      -------------
Materials - 3.3%
      2,600     Air Products & Chemicals, Inc. ......       174,694
        770     Airgas, Inc. ........................        30,099
      2,050     AK Steel Holding Corp.+ .............        30,750
        300     Albemarle Corp. .....................        13,605
     10,548     Alcoa, Inc. .........................       322,347
        700     Allegheny Technologies, Inc. ........        42,826
        500     Aptargroup, Inc. ....................        27,625
        250     Arch Chemicals, Inc. ................         7,600
        800     Ashland, Inc. .......................        56,864
      1,450     Ball Corp. ..........................        63,554
      1,150     Bemis Co. ...........................        36,317
      1,650     Bowater, Inc. .......................        48,807

                    See Notes to Statements of Investments.

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WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Materials (continued)
        450     Brush Engineered Materials, Inc.+ ... $      8,888
        400     Buckeye Technologies, Inc.+..........        3,620
        700     Cabot Corp. .........................       23,793
        500     Calumet Specialty Products
                Partners LP+ ........................       13,905
        500     Caraustar Industries, Inc.+ .........        5,145
        350     Castle (A.M.) & Co. .................       10,325
        400     Celanese Corp., Class A .............        8,388
        100     CF Industries Holdings, Inc..........        1,699
      2,295     Chemtura Corp. ......................       27,035
        200     Cleveland-Cliffs, Inc. ..............       17,424
        450     Commercial Metals Co. ...............       24,070
        150     Compass Minerals
                International, Inc. .................        3,748
        300     Core Molding Technologies+...........        1,680
      2,600     Crown Holdings, Inc.+ ...............       46,124
     10,911     Dow Chemical Co. (The) ..............      442,987
     11,200     du Pont (E.I.) de Nemours & Co. .....      472,752
        900     Eagle Materials, Inc. ...............       57,384
      1,000     Eastman Chemical Co. ................       51,180
      2,300     Ecolab, Inc. ........................       87,860
        100     Empire Resources, Inc. ..............        2,760
      1,350     Engelhard Corp. .....................       53,474
        900     Ferro Corp. .........................       18,000
        950     Florida Rock Industries, Inc.........       53,409
         50     FMC Corp. ...........................        3,099
      2,200     Freeport-McMoRan Copper & Gold,
                Inc., Class B .......................      131,494
        150     Gibraltar Industries, Inc. ..........        4,419
      1,650     Glamis Gold, Ltd.+ ..................       53,922
      1,000     Glatfelter ..........................       18,330
        900     Grace (W.R.) & Co.+ .................       11,970
        300     Graphic Packaging Corp.+ ............          621
        200     H.B. Fuller Co. .....................       10,268
        800     Headwaters, Inc.+ ...................       31,832
      1,200     Hercules, Inc.+ .....................       16,560
        600     Huntsman Corp.+ .....................       11,580

   Shares                                                 Value
-----------                                           -------------
Materials (continued)
      1,800     International Flavors &
                Fragrances, Inc. .................... $      61,776
      5,892     International Paper Co. .............       203,686
        472     Kronos Worldwide, Inc. ..............        14,330
      1,200     Louisiana-Pacific Corp. .............        32,640
        800     Lubrizol Corp. ......................        34,280
      2,655     Lyondell Chemical Co. ...............        52,834
        100     MacDermid, Inc. .....................         3,215
        500     Martin Marietta Materials, Inc. .....        53,515
      2,376     MeadWestvaco Corp. ..................        64,889
      1,350     Meridian Gold, Inc.+ ................        40,028
      1,200     Mines Management, Inc.+ .............        10,584
      3,240     Monsanto Co. ........................       274,590
      1,500     Mosaic Co. (The)+ ...................        21,525
        430     Myers Industries, Inc. ..............         6,876
        550     Nalco Holding Co.+ ..................         9,735
        500     Nanophase Technologies Corp.+ .......         3,855
        300     NewMarket Corp. .....................        14,277
      5,000     Newmont Mining Corp. ................       259,450
        400     NL Industries .......................         4,252
        200     Northwest Pipe Co.+ .................         6,070
      1,760     Nucor Corp. .........................       184,430
      1,870     Olin Corp. ..........................        40,149
        400     Olympic Steel, Inc. .................        12,072
        200     Omnova Solutions, Inc.+ .............         1,224
         50     Oregon Steel Mills, Inc.+ ...........         2,558
      1,700     Owens-Illinois, Inc.+ ...............        29,529
        300     Packaging Corp. of America...........         6,732
      1,650     Pactiv Corp.+ .......................        40,491
        300     Penford Corp. .......................         4,824
      2,440     Phelps Dodge Corp. ..................       196,493
      1,200     PolyOne Corp.+ ......................        11,184
      2,100     PPG Industries, Inc. ................       133,035
      4,000     Praxair, Inc. .......................       220,600
        300     Rock-Tenn Co., Class A ..............         4,497
      1,658     Rohm & Haas Co. .....................        81,026

                    See Notes to Statements of Investments.

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Materials (continued)
      1,300     RPM International, Inc. ............. $      23,322
      1,000     Schnitzer Steel Industries,
                Inc., Class A .......................        42,850
        900     Schulman (A.), Inc. .................        22,275
        400     Scotts Miracle-Gro Co. (The),
                Class A .............................        18,304
        800     Sealed Air Corp. ....................        46,296
      1,300     Sensient Technologies Corp...........        23,465
        700     Sigma-Aldrich Corp. .................        46,053
      2,800     Smurfit-Stone Container Corp.+ ......        37,996
      1,050     Sonoco Products Co. .................        35,564
        200     Southern Copper Corp. ...............        16,896
      1,450     Steel Dynamics, Inc. ................        82,258
      1,250     Stillwater Mining Co.+ ..............        20,575
        100     Symyx Technologies, Inc.+ ...........         2,774
      1,400     Temple-Inland, Inc. .................        62,370
        500     Terra Industries, Inc.+ .............         3,525
         50     Texas Industries, Inc. ..............         3,024
        900     Tronox, Inc., Class A ...............        15,264
        276     Tronox, Inc., Class B+ ..............         4,687
        300     U.S. Concrete, Inc.+ ................         4,338
         50     United States Lime &
                Minerals, Inc.+ .....................         1,378
      1,350     United States Steel Corp. ...........        81,918
        700     Valhi, Inc. .........................        12,390
      1,900     Valspar Corp. .......................        52,953
        900     Vulcan Materials Co. ................        77,985
        400     Wausau Paper Corp. ..................         5,668
        400     Westlake Chemical Corp. .............        13,820
      3,000     Weyerhaeuser Co. ....................       217,290
        600     Wheeling-Pittsburgh Corp.+...........        11,016
      2,050     Worthington Industries, Inc..........        41,123
        200     Zoltek Cos., Inc.+ ..................         4,572
                                                      -------------
                                                          5,758,033
                                                      -------------
Telecommunication Services - 3.0%
        200     @Road, Inc.+ ........................         1,014

   Shares                                                 Value
-----------                                           -------------
Telecommunication Services
(continued)
        700     Alaska Communications
                Systems Group, Inc. ................. $       8,491
      3,951     Alltel Corp. ........................       255,827
      4,500     American Tower Corp., Class A+ ......       136,440
      1,000     Arbinet-thexchange, Inc.+ ...........         7,360
     45,358     AT&T, Inc. ..........................     1,226,480
     20,600     BellSouth Corp. .....................       713,790
        200     Boston Communications Group+ ........           530
        900     Broadwing Corp.+ ....................        13,266
        900     Cbeyond Communications, Inc.+ .......        15,885
        600     Centennial Communications Corp.+ ....         4,398
      1,400     CenturyTel, Inc. ....................        54,768
      4,500     Citizens Communications Co. .........        59,715
        500     Cogent Communications
                Group, Inc.+ ........................         4,875
      1,000     Commonwealth Telephone
                Enterprises, Inc. ...................        34,450
        900     Consolidated Communications
                Holdings, Inc. ......................        14,643
      2,600     Crown Castle International Corp.+ ...        73,710
      2,600     Dobson Communications
                Corp., Class A+ .....................        20,852
      1,000     Eschelon Telecom, Inc.+ .............        15,730
        400     Fairpoint Communications, Inc. ......         5,528
        900     First Avenue Networks, Inc.+ ........         7,929
        900     General Communication,
                Inc., Class A+ ......................        10,881
        400     Global Crossing, Ltd.+ ..............        10,600
        800     Goamerica, Inc.+ ....................         2,696
      1,400     IDT Corp., Class B+ .................        15,498
      1,200     InPhonic, Inc.+ .....................         8,388

                    See Notes to Statements of Investments.

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Telecommunication Services
(continued)
        400     Iowa Telecommunications
                Services, Inc. ...................... $       7,632
        800     Leap Wireless International,
                Inc.+ ...............................        34,872
      5,200     Level 3 Communications, Inc.+ .......        26,936
      2,200     Nextel Partners, Inc., Class A+ .....        62,304
      1,200     NII Holdings, Inc.+ .................        70,764
        200     North Pittsburgh Systems, Inc. ......         4,668
        900     NTELOS Holdings Corp.+ ..............        12,609
        250     PanAmSat Holdings Corp. .............         6,205
      1,100     Premiere Global Services, Inc.+ .....         8,855
        800     Price Communications Corp.+ .........        14,152
      9,670     Qwest Communications
                International, Inc.+ ................        65,756
        550     SBA Communications Corp.,
                Class A+ ............................        12,875
     34,754     Sprint Nextel Corp. .................       898,051
        200     SureWest Communications .............         4,824
        900     Syniverse Holdings, Inc.+ ...........        14,220
      1,000     Talk America Holdings, Inc.+ ........         8,530
        770     Telephone & Data Systems, Inc. ......        30,369
      1,000     Time Warner Telecom, Inc.,
                Class A+ ............................        17,950
      1,000     Ubiquitel, Inc.+ ....................        10,100
        600     Valor Communications Group, Inc. ....         7,896
     34,796     Verizon Communications, Inc. ........     1,185,152
        400     Wireless Facilities, Inc.+ ..........         1,608
                                                      -------------
                                                          5,230,072
                                                      -------------
Utilities - 3.2%
      7,035     AES Corp. (The)+ ....................       120,017

   Shares                                                 Value
-----------                                           -------------
Utilities (continued)
        900     AGL Resources, Inc. ................. $      32,445
      1,600     Allegheny Energy, Inc.+ .............        54,160
      1,200     Alliant Energy Corp. ................        37,764
      2,400     Ameren Corp. ........................       119,568
      4,830     American Electric Power Co., Inc. ...       164,317
      1,821     Aqua America, Inc. ..................        50,660
      1,000     Atmos Energy Corp. ..................        26,330
      1,350     Avista Corp. ........................        27,877
      1,100     California Water Service Group ......        49,555
      1,200     Calpine Corp.+ ......................           324
      3,000     Centerpoint Energy, Inc. ............        35,790
      2,200     Cinergy Corp. .......................        99,902
        400     Cleco Corp. .........................         8,932
      3,300     CMS Energy Corp.+ ...................        42,735
      2,900     Consolidated Edison, Inc. ...........       126,150
      2,100     Constellation Energy Group, Inc. ....       114,891
      4,145     Dominion Resources, Inc. ............       286,129
      1,500     DPL, Inc. ...........................        40,500
      2,200     DTE Energy Co. ......................        88,198
     10,300     Duke Energy Corp.+ ..................       300,245
        500     Duquesne Light Holdings, Inc. .......         8,250
        732     Dynegy, Inc., Class A+ ..............         3,514
      3,650     Edison International ................       150,307
        200     El Paso Electric Co.+ ...............         3,808
      1,000     Empire District Electric Co.
                (The) ...............................        22,220
        640     Energen Corp. .......................        22,400
      1,400     Energy East Corp. ...................        34,020
      2,700     Entergy Corp. .......................       186,138
      1,600     Equitable Resources, Inc. ...........        58,416
      8,124     Exelon Corp. ........................       429,760
      4,000     FirstEnergy Corp. ...................       195,600
      4,060     FPL Group, Inc. .....................       162,968
        900     Great Plains Energy, Inc. ...........        25,335

                    See Notes to Statements of Investments.

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED) - (CONTINUED)
                                                                  March 31, 2006

   Shares                                                 Value
-----------                                           -------------
Utilities (continued)
      1,000     Hawaiian Electric Industries,
                Inc. ................................ $      27,130
        800     Idacorp, Inc. .......................        26,016
      2,000     KeySpan Corp. .......................        81,740
        500     Laclede Group, Inc. (The) ...........        17,210
      1,350     MDU Resources Group, Inc.............        45,157
      3,600     Mirant Corp.+ ......................         90,000
      1,100     National Fuel Gas Co. ...............        35,992
        200     Nicor, Inc. .........................         7,912
      3,290     NiSource, Inc. ......................        66,524
      1,300     Northeast Utilities .................        25,389
      1,000     NRG Energy, Inc.+ ..................         45,220
      1,390     NSTAR ...............................        39,768
      1,100     OGE Energy Corp. ....................        31,900
      1,300     Oneok, Inc. .........................        41,925
        900     Ormat Technologies, Inc. ............        34,290
        200     Peoples Energy Corp. ................         7,128
      2,200     Pepco Holdings, Inc. ................        50,138
      4,000     PG&E Corp. ..........................       155,600
        600     Piedmont Natural Gas Co. ............        14,394
      1,200     Pinnacle West Capital Corp...........        46,920
      1,800     PNM Resources, Inc. .................        43,920
      4,600     PPL Corp. ...........................       135,240
      2,941     Progress Energy, Inc. ...............       129,345
      2,800     Public Service Enterprise
                Group, Inc. .........................       179,312
      1,100     Puget Energy, Inc. ..................        23,298
      1,100     Questar Corp. .......................        77,055
      2,829     Reliant Energy, Inc.+ ..............         29,931
      1,179     SCANA Corp. .........................        46,264
      2,500     Sempra Energy .......................       116,150
      1,200     Sierra Pacific Resources+ ..........         16,572
      8,100     Southern Co. (The) ..................       265,437
      1,372     Southern Union Co. ..................        34,067
        630     Southwest Water Co. .................        10,042
      2,400     TECO Energy, Inc. ...................        38,688
      5,240     TXU Corp. ...........................       234,542
      1,400     UGI Corp. ...........................        29,498

   Shares                                                 Value
-----------                                           -------------
Utilities (continued)
        933     Vectren Corp. ....................... $      24,613
      1,000     Westar Energy, Inc. .................        20,810
        350     WGL Holdings, Inc. ..................        10,647
      1,400     Wisconsin Energy Corp. ..............        55,986
      4,425     Xcel Energy, Inc. ...................        80,314
                                                      -------------
                                                          5,621,309
                                                      -------------
Total Common Stock
(Cost $126,958,335)                                     174,535,894
                                                      -------------
WARRANTS - 0.0%#
        211     Expedia, Inc. expire 02/04/09+ ......           707
        211     IAC/InterActiveCorp. expire
                02/04/09+ ...........................         1,080
                                                      -------------
Total Warrants
(Cost $1,075)                                                 1,787
                                                      -------------
Total Investments - 99.6%
(Cost $126,959,410)                                     174,537,681
Other Assets & Liabilities, Net - 0.4%                      703,658
                                                      -------------
NET ASSETS - 100.0%                                   $ 175,241,339
                                                      =============

----------

+    Non-income producing security.
#    Amount represents less than 0.1% of net assets.

                    See Notes to Statements of Investments.

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. Significant Accounting Policies.

Portfolio valuation: Each Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. For securities traded on the National Association of Securities Dealers Automated Quotations system ("NASDAQ"), the NASDAQ Official Closing Price is used. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Directors.

Futures contracts: A futures contract is an agreement to purchase (long) or sell (short) an agreed asset at a set price for delivery on a future date. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments known as "variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. The change in the value of the futures contract is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on futures contracts. The use of futures transactions involves the risk of imperfect correlation in movement in the price of futures contracts, interest rates, and underlying hedged assets.

2. Tax Information.

No provision for federal income taxes is required since each Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distribution determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2006.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ending December 31, 2005, the following Portfolios elected to defer capital losses occurring between November 1, 2005 and December 31, 2005 as follows:

Fund                                             Capital Losses
----                                             --------------
Large Company Value Portfolio ................... $     161,056
Dow Jones Wilshire 5000 Index Portfolio .........       229,367

[GRAPHIC OMITTED]

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) - (continued)

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2005, the following Portfolios had available for Federal income tax purposes unused capital losses as follows:

                                                                   Expiring December 31,
                                            ---------------------------------------------------------------
Fund                                          2008      2009        2010       2011       2012       2013
----                                        -------- ---------- ----------- ---------  ---------- ---------
Large Company Growth Portfolio ............        - $2,035,616 $38,469,520          -          -        -
Dow Jones Wilshire 5000 Index Portfolio ... $343,818  1,775,025   8,232,611 $3,810,802 $5,509,772 $108,266

For additional information regarding the accounting policies of the Wilshire Mutual Funds, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b)
         or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilshire Mutual Funds, Inc.

By (Signature and Title)* /s/ Lawrence E. Davanzo
                          ------------------------------
                          Lawrence E. Davanzo, President
                          (principal executive officer)
Date 4/25/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lawrence E. Davanzo
                          ------------------------------
                          Lawrence E. Davanzo, President
                          (principal executive officer)
Date 4/25/06

By (Signature and Title)* /s/ Scott Boroczi
                          ------------------------------
                          Scott Boroczi, Treasurer
                          (principal financial officer)
Date 4/25/06

--------
*  Print the name and title of each signing officer under his or her signature.